MML Blend Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Mutual Funds — 104.2%
Diversified Financial Services — 104.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	497,160	$29,446,787
iShares Core S&P 500 ETF	545,366	216,957,502
iShares Core S&P Mid-Cap ETF	65,904	17,153,493
iShares Core S&P Small-Cap ETF	70,551	7,656,900
iShares Core S&P Total US Stock Market ETF (a)	2,611,399	239,204,149
iShares Core Total USD Bond Market ETF	2,349,140	123,917,135
iShares Core U.S. Aggregate Bond ETF	1,088,787	123,936,624
iShares iBoxx High Yield Corporate Bond ETF (a)	347,578	30,301,850
State Street Navigator Securities Lending Prime Portfolio (b)	33,411,110	33,411,110

TOTAL MUTUAL FUNDS (Cost $782,167,933)		821,985,550

TOTAL LONG-TERM INVESTMENTS (Cost $782,167,933)		821,985,550

	Principal Amount

Short-Term Investments — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (c)	$1,134,189	$1,134,189

TOTAL SHORT-TERM INVESTMENTS (Cost $1,134,189)		1,134,189

TOTAL INVESTMENTS — 104.3% (Cost $783,302,122) (d)		823,119,739
Other Assets/(Liabilities) — (4.3)%		(34,212,584)

NET ASSETS — 100.0%		$788,907,155

Abbreviation Legend

ETF   Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $35,803,758 or 4.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,139,938 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $1,134,189. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,156,887.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 96.8%

Bank Loans — 3.8%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.712% VRN 8/21/26	$39,698	$38,078
Terrier Media Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.609% VRN 12/17/26	59,252	58,667
		96,745
Aerospace & Defense — 0.1%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	85,000	84,211
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.359% VRN 12/09/25	169,591	165,916
		250,127
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan,
0.000% 4/20/28 (a)	120,000	122,813
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. USD LIBOR + 2.000%
2.106% VRN 12/15/23	74,081	70,686
Kestrel Bidco Inc., Term Loan B, 6 mo. USD LIBOR + 3.000%
4.000% VRN 12/11/26	69,063	66,926
		260,425
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.250%
3.359% VRN 4/30/26	148,132	146,465
Biotechnology — 0.0%
Aldevron, L.L.C., 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.250% VRN 10/12/26	113,912	113,722
Building Materials — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 11/23/27	120,000	119,119
Chemicals — 0.1%
Diamond (BC) B.V., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 9/06/24	73,955	73,532
Illuminate Buyer, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.609% VRN 6/30/27	84,788	84,328
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 1/29/26	115,000	114,569
Solenis Holdings LLC, 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
4.190% VRN 6/26/25	73,604	73,301
		345,730
Commercial Services — 0.2%
AlixPartners, LLP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 2/04/28	100,000	99,569
Allied Universal Holdco LLC, 2019 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.359% VRN 7/10/26	128,375	127,926
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.358% VRN 5/14/26	64,508	63,701
Parexel International Corp., Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 9/27/24	230,738	227,891
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%, 3 mo. USD LIBOR + 2.750%, 12 mo. USD LIBOR + 2.750%
3.500% VRN 9/23/26	130,430	129,819
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
3.750% VRN 2/06/24	24,679	22,891
Verscend Holding Corp., 2018 Term Loan B,
0.000% 8/27/25 (a)	70,000	69,921
		741,718
Computers — 0.2%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
3.703% VRN 8/01/24	29,616	27,548
Peraton Holding Corp.
Term Loan B,
0.000% 2/01/28 (a)	76,520	76,457
Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	43,480	43,443
Surf Holdings, LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
3.676% VRN 3/05/27	129,025	127,661
Tempo Acquisition LLC, 2020 Extended Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 11/02/26	201,261	201,094
		476,203
Distribution & Wholesale — 0.0%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 1 mo. USD LIBOR + 7.500%
8.500% VRN 9/02/24	29,549	28,822

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 6/15/25	$114,841	$113,077
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	119,125	119,106
		232,183
Electric — 0.0%
Pacific Gas and Electric Co., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/23/25	74,438	74,275
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.250%
2.750% VRN 12/22/27	105,000	104,431
Electronics — 0.1%
Compass Power Generation LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.500% VRN 12/20/24	52,260	51,881
Tech Data Corp., ABL Term Loan, 1 mo. USD LIBOR + 3.500%
3.609% VRN 6/30/25	104,475	104,680
		156,561
Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 3 mo. USD LIBOR + 4.250%
5.250% VRN 6/21/24	64,268	63,200
Entertainment — 0.1%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.859% VRN 12/23/24	157,557	155,128
2020 Term Loan B1, 1 mo. USD LIBOR + 4.500%
4.609% VRN 7/21/25	59,700	59,775
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 3.000%
3.750% VRN 4/29/26	196,739	195,816
		410,719
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.115% VRN 3/29/25	200,311	197,257
Food — 0.0%
H Food Holdings LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.688%
3.796% VRN 5/23/25	49,303	48,779
United Natural Foods, Inc., Term Loan B, 1 mo. USD LIBOR + 3.500%
3.609% VRN 10/22/25	16,878	16,855
		65,634
Health Care – Products — 0.1%
Avantor Funding, Inc., 2020 Incremental Term Loan B4, 1 mo. USD LIBOR + 2.250%
3.250% VRN 11/08/27	129,675	129,610
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.250% VRN 12/11/26	90,000	89,663
		219,273
Health Care – Services — 0.2%
Air Methods Corp., 2017 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.500% VRN 4/22/24	54,295	52,483
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.859% VRN 10/10/25	79,343	68,268
Gentiva Health Services, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 2.750%
2.875% VRN 7/02/25	173,064	171,838
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 3 mo. USD LIBOR + 4.250%
5.295% - 5.295% VRN 7/09/25	120,000	118,950
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 11/16/25	95,193	94,921
		506,460
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 12/22/26	119,700	117,861
Insurance — 0.3%
Acrisure LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
3.703% VRN 2/13/27	123,120	121,479
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.609% VRN 2/12/27	241,237	238,323
Asurion LLC
2018 Term Loan B6, 1 mo. USD LIBOR + 3.000%
3.109% VRN 11/03/23	70,273	70,039
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.359% VRN 12/23/26	154,613	153,536
OneDigital Borrower LLC
2020 Delayed Draw Term Loan,
0.000% 11/16/27 (a) (b)	15,273	15,261
2020 Term Loan, 3 mo. USD LIBOR + 4.500%
5.250% VRN 11/16/27	154,727	154,598
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 9/03/26	34,388	34,161
		787,397

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.2%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 12/06/27	$119,700	$118,742
Endure Digital, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 2/10/28	140,000	138,355
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. USD LIBOR + 4.500%
4.609% VRN 2/19/26	34,184	33,798
ION Trading Finance Limited, 2021 Term Loan,
0.000% 3/26/28 (a)	230,000	229,713
ION Trading Technologies S.a.r.l., USD Incremental Term Loan B, 3 mo. USD LIBOR + 4.000%
5.000% VRN 11/21/24	19,690	19,676
Uber Technologies, Inc., 2021 1st Lien Term Loan B, 1 mo. USD LIBOR + 3.500%
3.609% VRN 4/04/25	194,500	193,446
		733,730
Leisure Time — 0.0%
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. USD LIBOR + 2.750%
2.953% VRN 9/18/24	59,488	55,788
Machinery – Diversified — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, 6 mo. USD LIBOR + 3.000%
3.267% VRN 3/28/25	39,491	38,635
Vertical Midco GmbH, USD Term Loan B, 6 mo. USD LIBOR + 4.250%
4.478% VRN 7/30/27	199,001	199,300
		237,935
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.250% VRN 6/07/23	73,914	73,037
The E.W. Scripps Co., 2019 Term Loan B2, 1 mo. USD LIBOR + 2.563%
3.313% VRN 5/01/26	115,982	115,224
Radiate Holdco, LLC, 2020 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 9/25/26	134,663	134,525
		322,786
Packaging & Containers — 0.1%
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 3 mo. USD LIBOR + 3.000%
3.202% VRN 6/29/25	24,707	24,275
Graham Packaging Company, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.750% VRN 8/04/27	78,373	77,830
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28 (b)	12,854	12,720
2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	57,146	56,550
		171,375
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	124,688	124,064
HC Group Holdings II, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 8/06/26	153,832	153,159
		277,223
Pipelines — 0.0%
Blackstone CQP Holdco LP, Term Loan B, 3 mo. USD LIBOR + 3.500%
3.687% VRN 9/30/24	78,995	78,749
Retail — 0.2%
Foundation Building Materials Holding Co. LLC
2021 Delayed Draw Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	25,649	25,386
2021 Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	44,351	43,896
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	174,563	174,650
Harbor Freight Tools USA, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.750% VRN 10/19/27	99,750	99,568
IRB Holding Corp, 2020 Term Loan B, 3 mo. USD LIBOR + 2.750%, 6 mo. USD LIBOR + 2.750%
2.953% VRN 2/05/25	152,530	151,161
Petco Animal Supplies, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 2/24/28	125,000	124,434
PetSmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/12/28	70,000	69,839
		688,934

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 1.0%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 9/19/24	$130,000	$129,415
Ascend Learning LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 7/12/24	157,426	156,600
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	119,700	119,580
Castle US Holding Corp., USD Term Loan B, 3 mo. USD LIBOR + 3.750%
3.953% VRN 1/29/27	158,667	156,683
Cornerstone OnDemand, Inc., Term Loan B, 1 mo. USD LIBOR + 4.250%
4.361% VRN 4/22/27	76,338	76,350
Cvent, Inc., 1st Lien Term Loan, 2 mo. USD LIBOR + 3.750%
3.900% VRN 11/29/24	98,728	95,917
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.109% VRN 10/16/26	74,811	74,614
The Dun & Bradstreet Corp., Term Loan, 1 mo. USD LIBOR + 3.250%
3.359% VRN 2/06/26	173,403	172,319
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	63,671	62,336
USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	20,000	20,075
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%
4.750% VRN 12/01/27	248,399	248,212
Helios Software Holdings, Inc., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
3.930% VRN 3/05/28	240,000	238,051
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	222,144	221,798
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.359% VRN 11/29/24	148,092	145,583
Playtika Holding Corp, 2021 Term Loan,
0.000% 3/13/28 (a)	150,000	149,063
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.110% VRN 4/26/24	187,787	187,083
Rackspace Hosting, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.500% VRN 2/15/28	145,000	143,595
RealPage, Inc., Term Loan,
0.000% 2/17/28 (a)	125,000	124,358
Sophia, L.P., 2020 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 10/07/27	149,625	149,438
Tibco Software, Inc., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
3.860% VRN 6/30/26	128,988	127,174
The Ultimate Software Group, Inc.
Term Loan B, 1 mo. USD LIBOR + 3.750%
3.859% VRN 5/04/26	123,419	123,209
2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 5/04/26	104,476	104,476
VS Buyer, LLC, Term Loan B, 1 mo. USD LIBOR + 3.000%
3.109% VRN 2/28/27	148,550	147,869
		3,173,798
Telecommunications — 0.2%
Altice France S.A., 2018 Term Loan B13, 3 mo. USD LIBOR + 4.000%
4.198% VRN 8/14/26	153,707	153,169
Avaya, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 4.000%
4.106% VRN 12/15/27	140,000	139,901
2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.356% VRN 12/15/27	38,781	38,775
Delta TopCo, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/01/27	70,000	69,850
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3 mo. USD LIBOR + 3.600%, 3 mo. USD LIBOR + 5.500%
3.600% - 6.500% VRN 7/13/22	23,306	23,551
2017 Term Loan B3, 1 mo. USD LIBOR + 4.750%
8.000% VRN 11/27/23	155,000	157,325
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.109% VRN 3/09/27	59,882	59,356
		641,927

TOTAL BANK LOANS (Cost $11,887,878)		11,896,572

Corporate Debt — 24.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.
5.400% 10/01/48	250,000	307,110

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Aerospace & Defense — 0.4%
The Boeing Co.
2.950% 2/01/30	$235,000	$232,299
Northrop Grumman Corp.
5.150% 5/01/40	250,000	312,918
Teledyne Technologies, Inc.
2.250% 4/01/28	205,000	203,857
TransDigm, Inc.
5.500% 11/15/27	100,000	103,375
6.250% 3/15/26 (c)	150,000	158,985
6.375% 6/15/26	60,000	62,025
8.000% 12/15/25 (c)	15,000	16,335
Triumph Group, Inc.
7.750% 8/15/25	55,000	55,275
		1,145,069
Agriculture — 0.3%
Altria Group, Inc.
4.800% 2/14/29	71,000	81,694
BAT Capital Corp.
3.462% 9/06/29	545,000	568,151
Imperial Brands Finance PLC
3.500% 7/26/26 (c)	265,000	283,034
		932,879
Airlines — 0.1%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (c)	125,000	133,225
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	100,000	109,500
Southwest Airlines Co.
4.750% 5/04/23	200,000	215,931
		458,656
Auto Manufacturers — 0.5%
Ford Motor Co.
9.000% 4/22/25	65,000	78,722
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235%
1.429% FRN 2/15/23	210,000	207,912
General Motors Financial Co., Inc. 3 mo. USD LIBOR + .990%
1.228% FRN 1/05/23	575,000	579,919
Hyundai Capital America
1.800% 10/15/25 (c)	5,000	4,993
2.650% 2/10/25 (c)	410,000	423,384
Volkswagen Group of America Finance LLC
4.250% 11/13/23 (c)	220,000	239,082
		1,534,012
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.
6.250% 5/15/26 (c)	115,000	122,135
Banks — 3.8%
Banco BBVA Peru SA 5 year CMT + 2.750%
5.250% VRN 9/22/29 (c)	100,000	107,750
Banco de Credito del Peru
5 year CMT + 3.000% 3.125% VRN 7/01/30 (c)	200,000	200,000
3 mo. USD LIBOR + 7.043% 6.125% VRN 4/24/27 (c)	150,000	157,126
Banco de Reservas de la Republica Dominicana
7.000% 2/01/23 (c)	200,000	208,002
Banco do Estado do Rio Grande do Sul SA 5 year CMT + 4.928%
5.375% VRN 1/28/31 (c)	200,000	196,200
Banco Internacional del Peru SAA Interbank 1 year CMT + 3.711%
4.000% VRN 7/08/30 (c)	150,000	152,944
Banco Macro SA 5 year USD Swap + 5.463%
6.750% VRN 11/04/26 (c)	200,000	160,002
Banco Mercantil del Norte SA
7.625% VRN (c) (d)	200,000	218,802
Banco Santander SA 3 mo. USD LIBOR + 1.090%
1.265% FRN 2/23/23	400,000	404,609
Bangkok Bank PCL
5.000% VRN (c) (d)	200,000	210,250
Bank of America Corp. 3 mo. USD LIBOR + 1.210%
3.974% VRN 2/07/30	350,000	386,686
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	225,000	247,012
Bank of New Zealand
3.500% 2/20/24 (c)	280,000	301,265
The Bank of Nova Scotia
1.625% 5/01/23	142,000	145,578
3.400% 2/11/24	100,000	107,372
Barclays PLC 3 mo. USD LIBOR + 1.380%
1.574% FRN 5/16/24	425,000	431,072

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BNP Paribas SA SOFR + 1.507%
3.052% VRN 1/13/31 (c)	$390,000	$400,489
BPCE SA
1.000% 1/20/26 (c)	250,000	243,841
Citigroup, Inc. 3 mo. USD LIBOR + 1.100%
1.292% FRN 5/17/24	560,000	568,041
Commonwealth Bank of Australia
4.316% 1/10/48 (c)	305,000	336,296
Credit Agricole SA
3.750% 4/24/23 (c)	285,000	302,934
Credit Suisse Group AG SOFR + .980%
1.305% VRN 2/02/27 (c)	500,000	484,119
DBS Group Holdings Ltd. 5 year USD Swap + 2.390%
3.600% VRN (c) (d)	400,000	402,000
Gilex Holding Sarl
8.500% 5/02/23 (c)	150,000	153,750
8.500% 5/02/23 (c)	150,000	153,750
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.170%
1.364% FRN 5/15/26	490,000	497,205
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380%
1.564% FRN 9/12/26	510,000	525,793
JP Morgan Chase & Co. SOFR + 2.040%
2.522% VRN 4/22/31	275,000	273,252
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	400,000	431,685
Macquarie Group Ltd.
3 mo. USD LIBOR + 1.023% 3.189% VRN 11/28/23 (c)	60,000	62,452
3 mo. USD LIBOR + 1.330% 4.150% VRN 3/27/24 (c)	280,000	298,383
Malayan Banking Bhd 5 year USD Swap + 2.542%
3.905% VRN 10/29/26 (c)	300,000	303,966
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	435,000	434,543
Morgan Stanley 3 mo. USD LIBOR + 1.340%
3.591% VRN 7/22/28	230,000	250,605
Multibank, Inc.
4.375% 11/09/22 (c)	200,000	205,100
NongHyup Bank
1.250% 7/20/25 (c)	200,000	198,798
Oversea-Chinese Banking Corp. Ltd. 5 year CMT + 1.580%
1.832% VRN 9/10/30 (c)	300,000	297,393
Sumitomo Mitsui Financial Group, Inc. 3 mo. USD LIBOR + .740%
0.963% FRN 1/17/23	615,000	619,271
United Overseas Bank Ltd.
5 year USD Swap + 1.654% 2.880% VRN 3/08/27 (c)	200,000	203,114
5 year USD Swap + 1.794% 3.875% VRN (c) (d)	300,000	309,900
Wells Fargo & Co.
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	115,000	118,383
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	195,000	208,909
		11,918,642
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	355,000	405,970
Constellation Brands, Inc.
2.875% 5/01/30	25,000	25,527
3.150% 8/01/29	200,000	209,352
Keurig Dr Pepper, Inc.
3.800% 5/01/50	190,000	201,320
Triton Water Holdings, Inc.
6.250% 4/01/29 (c)	65,000	66,300
		908,469
Biotechnology — 0.1%
Illumina, Inc.
0.550% 3/23/23	145,000	144,873
Royalty Pharma PLC
3.300% 9/02/40 (c)	200,000	192,326
		337,199
Building Materials — 0.2%
Builders FirstSource, Inc.
6.750% 6/01/27 (c)	98,000	105,105
Carrier Global Corp.
3.377% 4/05/40	235,000	232,611
Griffon Corp.
5.750% 3/01/28	170,000	181,178
Owens Corning
4.400% 1/30/48	175,000	190,212
		709,106

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.2%
DuPont de Nemours, Inc.
5.419% 11/15/48	$155,000	$199,257
MEGlobal Canada ULC
5.000% 5/18/25 (c)	200,000	222,250
Nutrien Ltd.
4.200% 4/01/29	265,000	298,038
		719,545
Coal — 0.0%
Peabody Energy Corp.
8.500% 12/31/24 (c)	45,000	18,900
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500% 6/15/25 (c)	120,000	124,650
		143,550
Commercial Services — 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% 7/15/26 (c)	70,000	74,234
9.750% 7/15/27 (c)	130,000	142,636
Garda World Security Corp.
8.750% 5/15/25 (c)	95,000	99,394
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
5.000% 6/15/28 (c)	50,000	52,075
MPH Acquisition Holdings LLC
5.750% 11/01/28 (c)	120,000	117,672
NESCO Holdings II, Inc.
5.500% 4/15/29 (c) (e)	20,000	20,510
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375% 8/31/27 (c)	110,000	106,700
PSA Treasury Pte Ltd.
2.125% 9/05/29 (c)	200,000	197,821
Verscend Escrow Corp.
9.750% 8/15/26 (c)	237,000	254,116
		1,065,158
Computers — 0.3%
Dell International LLC / EMC Corp.
5.300% 10/01/29 (c)	375,000	438,394
Fortinet, Inc.
1.000% 3/15/26	215,000	210,108
NetApp, Inc.
1.875% 6/22/25	230,000	234,685
		883,187
Distribution & Wholesale — 0.0%
Performance Food Group, Inc.
5.500% 10/15/27 (c)	115,000	120,262
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500% 1/15/25	180,000	188,701
Air Lease Corp.
3.750% 2/01/22	125,000	127,587
Aircastle Ltd.
2.850% 1/26/28 (c)	215,000	204,639
Aviation Capital Group LLC
5.500% 12/15/24 (c)	205,000	229,198
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	265,000	262,694
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125%
1.320% FRN 9/26/23 (c)	340,000	339,173
Capital One Financial Corp. 3 mo. USD LIBOR + .720%
0.932% FRN 1/30/23	65,000	65,469
The Charles Schwab Corp.
0.750% 3/18/24	50,000	50,256
3.550% 2/01/24	340,000	367,335
Credito Real SAB de CV SOFOM ER 5 year CMT + 7.026%
9.125% VRN (c) (d)	200,000	179,000
Discover Financial Services
4.100% 2/09/27	390,000	432,614
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	112,750	108,127
Interoceanica IV Finance Ltd.
0.000% 11/30/25 (c)	624,586	592,632
Nationstar Mortgage Holdings, Inc.
5.500% 8/15/28 (c)	75,000	75,304
Navient Corp.
5.000% 3/15/27	60,000	60,150
NFP Corp.
6.875% 8/15/28 (c)	70,000	72,702
OneMain Finance Corp.
6.625% 1/15/28	120,000	135,997

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PennyMac Financial Services, Inc.
4.250% 2/15/29 (c)	$120,000	$114,750
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (c)	100,819	98,300
Synchrony Financial
3.950% 12/01/27	320,000	344,597
Unifin Financiera SAB de CV 5 year CMT + 6.308%
8.875% VRN (c) (d)	300,000	246,000
The Western Union Co.
2.750% 3/15/31	425,000	406,242
		4,701,467
Electric — 3.5%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It
7.950% 5/11/26 (c)	300,000	311,253
AES Argentina Generacion SA
7.750% 2/02/24 (c)	150,000	119,626
AES Gener SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (c)	200,000	214,750
American Electric Power Co., Inc.
2.950% 12/15/22	313,000	323,466
Arizona Public Service Co.
3.350% 5/15/50	130,000	128,415
Calpine Corp.
4.625% 2/01/29 (c)	40,000	38,972
5.125% 3/15/28 (c)	100,000	100,465
Chile Electricity PEC SpA
0.000% 1/25/28 (c)	200,000	162,800
DTE Energy Co.
3.800% 3/15/27	500,000	550,383
Duke Energy Corp.
3.950% 8/15/47	240,000	246,893
Duke Energy Progress, Inc.
4.150% 12/01/44	240,000	270,682
Empresa Electrica Angamos SA
4.875% 5/25/29 (c)	147,800	147,800
Empresa Electrica Guacolda SA
4.560% 4/30/25 (c)	400,000	335,961
Entergy Corp.
2.800% 6/15/30	110,000	110,687
Eversource Energy
1.650% 8/15/30	250,000	231,682
Fenix Power Peru SA
4.317% 9/20/27 (c)	258,529	270,489
Georgia Power Co.
2.200% 9/15/24	385,000	401,625
3.250% 3/15/51	355,000	337,839
Korea East-West Power Co. Ltd.
1.750% 5/06/25 (c)	200,000	203,850
1.750% 5/06/25 (c)	200,000	203,850
LLPL Capital Pte Ltd.
6.875% 2/04/39 (c)	273,600	318,881
Minejesa Capital BV
4.625% 8/10/30 (c)	400,000	416,500
Monongahela Power Co.
5.400% 12/15/43 (c)	145,000	178,136
NextEra Energy Capital Holdings, Inc.
2.250% 6/01/30	750,000	733,266
3.550% 5/01/27	195,000	213,071
NRG Energy, Inc.
2.000% 12/02/25 (c)	145,000	144,992
3.625% 2/15/31 (c)	145,000	141,375
Pacific Gas and Electric Co.
1.367% 3/10/23	240,000	240,068
2.500% 2/01/31	230,000	217,035
Pampa Energia SA
9.125% 4/15/29 (c)	150,000	124,875
PG&E Corp.
5.000% 7/01/28	45,000	47,541
Pike Corp.
5.500% 9/01/28 (c)	85,000	86,488
PSEG Power LLC
3.850% 6/01/23	260,000	277,078
Sierra Pacific Power Co.
2.600% 5/01/26	1,000,000	1,054,183
The Southern Co.
3.700% 4/30/30	500,000	539,890
Transelec SA
3.875% 1/12/29 (c)	250,000	272,287
Xcel Energy, Inc.
3.300% 6/01/25	1,000,000	1,072,493
		10,789,647

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.750% 6/15/28 (c)	$110,000	$113,438
Electronics — 0.1%
Arrow Electronics, Inc.
3.875% 1/12/28	195,000	211,501
Vontier Corp.
2.400% 4/01/28 (c)	115,000	112,986
		324,487
Energy – Alternate Sources — 0.2%
Empresa Electrica Cochrane SpA
5.500% 5/14/27 (c)	361,120	377,339
UEP Penonome II SA
6.500% 10/01/38 (c)	200,000	201,502
		578,841
Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd.
3.375% 4/30/25 (c)	300,000	319,183
3.625% 4/28/26 (c)	300,000	323,383
		642,566
Entertainment — 0.4%
Bally's Corp.
6.750% 6/01/27 (c)	135,000	144,788
Caesars Entertainment, Inc.
6.250% 7/01/25 (c)	105,000	111,699
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250% 10/15/25 (c)	130,000	131,126
Cedar Fair LP
5.250% 7/15/29	75,000	77,250
Lions Gate Capital Holdings LLC
5.500% 4/15/29 (c) (e)	80,000	80,009
6.375% 2/01/24 (c)	160,000	165,101
Live Nation Entertainment, Inc.
6.500% 5/15/27 (c)	90,000	99,789
Scientific Games International, Inc.
7.250% 11/15/29 (c)	75,000	81,375
Six Flags Theme Parks, Inc.
7.000% 7/01/25 (c)	180,000	194,800
		1,085,937
Environmental Controls — 0.1%
GFL Environmental, Inc.
3.500% 9/01/28 (c)	140,000	135,800
4.000% 8/01/28 (c)	140,000	135,450
		271,250
Food — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson's LLC
3.500% 3/15/29 (c)	75,000	71,373
B&G Foods, Inc.
5.250% 9/15/27	50,000	52,031
Campbell Soup Co.
2.375% 4/24/30	115,000	112,396
Flowers Foods, Inc.
2.400% 3/15/31	100,000	97,471
Kraft Heinz Foods Co.
5.000% 7/15/35	40,000	46,025
5.200% 7/15/45	115,000	132,672
Mondelez International, Inc.
1.875% 10/15/32	135,000	125,678
Post Holdings, Inc.
4.625% 4/15/30 (c)	110,000	110,209
Smithfield Foods, Inc.
4.250% 2/01/27 (c)	365,000	402,036
Sysco Corp.
3.300% 2/15/50	330,000	307,265
United Natural Foods, Inc.
6.750% 10/15/28 (c)	75,000	80,156
US Foods, Inc.
6.250% 4/15/25 (c)	15,000	16,080
		1,553,392
Gas — 0.3%
The Brooklyn Union Gas Co.
4.487% 3/04/49 (c)	255,000	290,046
The East Ohio Gas Co.
3.000% 6/15/50 (c)	245,000	227,236
ENN Energy Holdings Ltd.
3.250% 7/24/22 (c)	200,000	204,994
NiSource, Inc.
3.600% 5/01/30	110,000	119,144
		841,420

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.0%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.250% 2/01/28 (c)	$84,000	$92,035
Health Care – Services — 0.6%
Anthem, Inc.
2.375% 1/15/25	140,000	146,275
Centene Corp.
2.500% 3/01/31	310,000	295,275
3.000% 10/15/30	60,000	59,900
CHS/Community Health Systems, Inc.
6.000% 1/15/29 (c)	95,000	100,463
6.875% 4/15/29 (c)	70,000	73,168
HCA, Inc.
4.125% 6/15/29	175,000	193,814
Health Care Service Corp.
3.200% 6/01/50 (c)	50,000	47,151
Legacy LifePoint Health LLC
4.375% 2/15/27 (c)	90,000	88,200
6.750% 4/15/25 (c)	55,000	58,438
Radiology Partners, Inc.
9.250% 2/01/28 (c)	95,000	103,431
RP Escrow Issuer LLC
5.250% 12/15/25 (c)	105,000	108,806
Select Medical Corp.
6.250% 8/15/26 (c)	150,000	159,414
Tenet Healthcare Corp.
5.125% 11/01/27 (c)	155,000	162,084
6.125% 10/01/28 (c)	130,000	135,395
		1,731,814
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (c)	120,000	119,194
Home Furnishing — 0.0%
Tempur Sealy International, Inc.
4.000% 4/15/29 (c)	60,000	59,700
Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.000% 12/31/26 (c)	100,000	100,000
7.000% 12/31/27 (c)	65,000	62,294
Spectrum Brands, Inc.
3.875% 3/15/31 (c)	105,000	102,638
		264,932
Insurance — 0.4%
Acrisure LLC / Acrisure Finance, Inc.
4.250% 2/15/29 (c)	125,000	122,931
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 10/15/27 (c)	80,000	85,853
Athene Global Funding
3.000% 7/01/22 (c)	325,000	335,022
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	140,000	128,602
GTCR AP Finance, Inc.
8.000% 5/15/27 (c)	95,000	102,006
Prudential Financial, Inc.
3.905% 12/07/47	185,000	199,576
Willis North America, Inc.
4.500% 9/15/28	290,000	329,623
		1,303,613
Internet — 0.3%
Endure Digital, Inc.
6.000% 2/15/29 (c)	95,000	92,744
Expedia Group, Inc.
2.950% 3/15/31 (c)	85,000	83,755
3.800% 2/15/28	200,000	211,724
JD.com, Inc.
3.375% 1/14/30	400,000	411,983
Uber Technologies, Inc.
7.500% 9/15/27 (c)	90,000	99,454
		899,660
Investment Companies — 0.2%
Ares Capital Corp.
2.150% 7/15/26	210,000	204,211
Temasek Financial I Ltd. Co.
1.000% 10/06/30 (c)	350,000	320,628
		524,839

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 0.2%
CSN Islands XII Corp.
7.000% (c) (d)	$100,000	$100,250
POSCO
2.375% 1/17/23 (c)	200,000	205,378
2.750% 7/15/24 (c)	200,000	211,008
		516,636
Leisure Time — 0.1%
Carnival Corp.
11.500% 4/01/23 (c)	30,000	34,387
5.750% 3/01/27 (c)	95,000	97,656
Viking Cruises Ltd.
13.000% 5/15/25 (c)	30,000	35,269
5.875% 9/15/27 (c)	160,000	156,400
		323,712
Lodging — 0.2%
Boyd Gaming Corp.
4.750% 12/01/27	150,000	152,884
Hilton Domestic Operating Co., Inc.
5.375% 5/01/25 (c)	20,000	21,080
5.750% 5/01/28 (c)	20,000	21,525
Marriott International, Inc.
3.125% 6/15/26	200,000	209,069
MGM Resorts International
6.750% 5/01/25	135,000	145,125
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (c)	75,000	75,863
		625,546
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (c)	105,000	108,806
Cengage Learning, Inc.
9.500% 6/15/24 (c)	85,000	86,594
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908% 7/23/25	325,000	368,602
Comcast Corp.
3.400% 4/01/30	195,000	210,977
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (c)	50,000	35,988
DISH DBS Corp.
5.875% 11/15/24	40,000	41,862
GCI LLC
4.750% 10/15/28 (c)	90,000	92,137
iHeartCommunications, Inc.
8.375% 5/01/27	25,000	26,844
Nexstar Broadcasting, Inc.
5.625% 7/15/27 (c)	65,000	68,330
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (c)	75,000	75,844
Scripps Escrow II, Inc.
3.875% 1/15/29 (c)	40,000	39,300
Scripps Escrow, Inc.
5.875% 7/15/27 (c)	80,000	82,392
		1,237,676
Mining — 0.4%
Anglo American Capital PLC
4.500% 3/15/28 (c)	385,000	431,890
Arconic Corp.
6.125% 2/15/28 (c)	130,000	138,866
Novelis Corp.
4.750% 1/30/30 (c)	50,000	51,506
Vedanta Resources Co.
9.250% 4/23/26 (c)	200,000	168,244
Vedanta Resources Ltd.
6.125% 8/09/24 (c)	400,000	321,500
		1,112,006
Miscellaneous - Manufacturing — 0.2%
Bombardier, Inc.
6.000% 10/15/22 (c)	90,000	90,000
General Electric Co.
5.875% 1/14/38	210,000	271,439
6.875% 1/10/39	110,000	154,279
		515,718

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.5%
Apache Corp.
4.375% 10/15/28	$60,000	$59,820
4.625% 11/15/25	40,000	41,212
BP Capital Markets America, Inc.
2.939% 6/04/51	140,000	124,563
Chesapeake Energy Corp.
5.875% 2/01/29 (c)	100,000	106,000
CNX Resources Corp.
6.000% 1/15/29 (c)	65,000	67,547
Cosan Overseas Ltd.
8.250% (c) (d)	500,000	510,000
Delek & Avner Tamar Bond Ltd.
5.082% 12/30/23 (c)	100,000	103,450
Diamondback Energy, Inc.
0.900% 3/24/23	125,000	124,982
2.875% 12/01/24	124,000	130,752
EQT Corp.
8.500% STEP 2/01/30	50,000	63,765
Exxon Mobil Corp.
2.610% 10/15/30	165,000	167,837
4.227% 3/19/40	190,000	214,111
Gran Tierra Energy International Holdings Ltd.
6.250% 2/15/25 (c)	400,000	331,000
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (c)	45,000	45,394
6.250% 11/01/28 (c)	100,000	103,000
Indigo Natural Resources LLC
5.375% 2/01/29 (c)	75,000	73,891
Marathon Petroleum Corp.
5.125% 12/15/26	310,000	361,582
Medco Bell Pte Ltd.
6.375% 1/30/27 (c)	200,000	200,600
MEG Energy Corp.
5.875% 2/01/29 (c)	15,000	15,038
7.125% 2/01/27 (c)	105,000	109,987
Occidental Petroleum Corp.
3.500% 8/15/29	65,000	60,937
6.125% 1/01/31	85,000	93,857
6.625% 9/01/30	60,000	67,428
8.000% 7/15/25	50,000	57,396
Ovintiv Exploration, Inc.
5.625% 7/01/24	95,000	104,428
Ovintiv, Inc.
7.375% 11/01/31	55,000	69,877
Parkland Corp.
4.500% 10/01/29 (c) (e)	90,000	90,310
Petronas Capital Ltd.
3.500% 4/21/30 (c)	200,000	213,922
Pioneer Natural Resources Co.
1.900% 8/15/30	300,000	278,728
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (c)	200,000	205,668
Sunoco LP / Sunoco Finance Corp.
4.500% 5/15/29 (c)	35,000	34,869
5.500% 2/15/26	130,000	133,548
6.000% 4/15/27	90,000	94,500
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	150,000	138,646
Transocean, Inc.
11.500% 1/30/27 (c)	36,000	30,878
		4,629,523
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	125,000	124,802
5.000% 11/15/45	10,000	11,115
Schlumberger Investment SA
2.650% 6/26/30	85,000	85,372
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 9/01/27	185,000	190,550
		411,839
Packaging & Containers — 0.3%
CCL Industries, Inc.
3.050% 6/01/30 (c)	165,000	167,008
Packaging Corp. of America
3.400% 12/15/27	215,000	234,433
WRKCo, Inc.
3.750% 3/15/25	370,000	403,874
		805,315

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.700% 5/14/45	$260,000	$308,445
Bausch Health Cos., Inc.
6.250% 2/15/29 (c)	170,000	180,413
Becton Dickinson and Co.
2.894% 6/06/22	520,000	533,465
Bristol-Myers Squibb Co.
4.350% 11/15/47	320,000	378,861
Cigna Corp.
3 mo. USD LIBOR + .890% 1.131% FRN 7/15/23	205,000	207,472
4.900% 12/15/48	230,000	280,924
CVS Health Corp.
5.050% 3/25/48	180,000	220,281
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
6.125% 4/01/29 (c)	60,000	60,613
Merck & Co., Inc.
3.400% 3/07/29	385,000	422,698
Viatris, Inc.
1.650% 6/22/25 (c)	135,000	135,448
		2,728,620
Pipelines — 1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750% 3/01/27 (c)	54,000	54,012
Cheniere Energy Partners LP
5.625% 10/01/26	95,000	99,341
Enable Midstream Partners LP
4.400% 3/15/27	120,000	129,644
Energy Transfer Operating LP
4.750% 1/15/26	370,000	410,662
EQM Midstream Partners LP
4.750% 1/15/31 (c)	140,000	135,800
Fermaca Enterprises S de RL de CV
6.375% 3/30/38 (c)	208,394	233,401
GNL Quintero SA
4.634% 7/31/29 (c)	250,000	274,562
Hess Midstream Operations LP
5.125% 6/15/28 (c)	110,000	111,210
Kinder Morgan Energy Partners LP
6.950% 1/15/38	300,000	401,728
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (c)	135,000	138,519
NuStar Logistics LP
6.375% 10/01/30	90,000	97,200
ONEOK, Inc.
3.400% 9/01/29	90,000	92,235
Peru LNG SRL
5.375% 3/22/30 (c)	250,000	224,065
Rattler Midstream LP
5.625% 7/15/25 (c)	55,000	57,427
Sabine Pass Liquefaction LLC
5.000% 3/15/27	170,000	193,412
Sunoco Logistics Partners Operations LP
3.900% 7/15/26	750,000	807,022
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500% 3/01/30	100,000	105,000
Western Midstream Operating LP
4.350% STEP 2/01/25	75,000	77,625
		3,642,865
Real Estate — 0.0%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (c)	70,000	69,037
7.625% 6/15/25 (c)	50,000	54,590
		123,627
Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc.
3.000% 5/18/51	130,000	117,960
American Tower Corp.
3.375% 10/15/26	472,000	509,773
3.600% 1/15/28	370,000	398,908
Boston Properties LP
3.400% 6/21/29	335,000	351,710
Corporate Office Properties LP
2.750% 4/15/31	50,000	48,311
Crown Castle International Corp.
3.650% 9/01/27	360,000	392,095
3.700% 6/15/26	700,000	764,739
4.000% 3/01/27	225,000	248,736
Equinix, Inc.
1.800% 7/15/27	130,000	127,467
Iron Mountain, Inc.
4.500% 2/15/31 (c)	60,000	59,316
National Retail Properties, Inc.
2.500% 4/15/30	115,000	112,685
Omega Healthcare Investors, Inc.
3.250% 4/15/33	50,000	48,001
Simon Property Group LP
2.450% 9/13/29	190,000	187,963
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.500% 2/15/29 (c)	70,000	69,580
VICI Properties LP / VICI Note Co., Inc.
3.750% 2/15/27 (c)	15,000	15,016
4.125% 8/15/30 (c)	60,000	60,522
Welltower, Inc.
2.800% 6/01/31	210,000	208,562
		3,721,344

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.6%
Asbury Automotive Group, Inc.
4.500% 3/01/28	$16,000	$16,367
4.750% 3/01/30	16,000	16,480
Beacon Roofing Supply, Inc.
4.875% 11/01/25 (c)	160,000	163,600
CK Hutchison International 20 Ltd.
2.500% 5/08/30 (c)	200,000	198,498
Dollar Tree, Inc.
4.000% 5/15/25	325,000	358,707
Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp.
5.375% 4/01/26 (c)	55,000	54,631
Golden Nugget, Inc.
6.750% 10/15/24 (c)	175,000	176,750
The Home Depot, Inc.
3.900% 6/15/47	170,000	190,505
IRB Holding Corp.
6.750% 2/15/26 (c)	120,000	124,200
McDonald's Corp.
3.600% 7/01/30	205,000	223,451
4.450% 3/01/47	190,000	220,208
Staples, Inc.
7.500% 4/15/26 (c)	115,000	121,325
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (c)	120,000	121,224
		1,985,946
Semiconductors — 0.4%
Broadcom, Inc.
3.150% 11/15/25	69,000	73,513
3.419% 4/15/33 (c)	226,000	227,198
Marvell Technology Group Ltd.
4.200% 6/22/23	385,000	411,928
Micron Technology, Inc.
2.497% 4/24/23	190,000	196,867
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875% 6/18/26 (c)	190,000	208,696
Texas Instruments, Inc.
1.750% 5/04/30	105,000	100,118
		1,218,320
Software — 0.3%
Activision Blizzard, Inc.
1.350% 9/15/30	230,000	207,617
Oracle Corp.
3.850% 4/01/60	240,000	234,685
Roper Technologies, Inc.
1.750% 2/15/31	455,000	422,173
		864,475
Telecommunications — 0.9%
AT&T, Inc.
3.500% 9/15/53 (c)	679,000	624,474
Avaya, Inc.
6.125% 9/15/28 (c)	80,000	85,104
Bell Canada
0.750% 3/17/24	210,000	209,706
CenturyLink, Inc.
4.000% 2/15/27 (c)	85,000	86,822
5.125% 12/15/26 (c)	105,000	110,605
Digicel Group 0.5 Ltd.
7.000% (c) (d)	78,040	56,946
8.000% 4/01/25 (c)	52,337	43,178
Front Range BidCo, Inc.
4.000% 3/01/27 (c)	90,000	88,560
6.125% 3/01/28 (c)	50,000	51,422
Frontier Communications Corp.
5.000% 5/01/28 (c)	60,000	61,050
5.875% 10/15/27 (c)	30,000	31,800
6.750% 5/01/29 (c)	30,000	31,641
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.
9.875% 5/01/24 (c)	75,000	78,937
GTT Communications, Inc.
7.875% 12/31/24 (c)	50,000	8,250
T-Mobile USA, Inc.
2.250% 2/15/26	135,000	135,971
2.550% 2/15/31 (c)	500,000	488,865
2.875% 2/15/31	30,000	28,995
3.375% 4/15/29	35,000	35,360
3.500% 4/15/25 (c)	130,000	140,323
Telesat Canada/telesat L
6.500% 10/15/27 (c)	40,000	40,069
Verizon Communications, Inc.
2.650% 11/20/40	25,000	22,794
4.400% 11/01/34	335,000	382,589
		2,843,461

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.5%
CSX Corp.
3.800% 11/01/46	$350,000	$371,970
Empresa de Transporte de Pasajeros Metro SA
5.000% 1/25/47 (c)	750,000	874,875
FedEx Corp.
4.750% 11/15/45	160,000	186,842
		1,433,687
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200% 4/01/27 (c)	185,000	206,940
Water — 0.1%
Essential Utilities, Inc.
2.704% 4/15/30	220,000	221,516

TOTAL CORPORATE DEBT (Cost $74,114,912)		76,371,983

Municipal Obligations — 0.1%
Missouri Highway & Transportation Commission, Revenue Bonds,
5.063% 5/01/24	135,000	153,216
State of California BAB, General Obligation
7.550% 4/01/39	190,000	306,936

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		460,152

Non-U.S. Government Agency Obligations — 27.4%
Commercial Mortgage-Backed Securities — 8.2%
BANK
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	366,189
Series 2018-BN10, Class C, 4.163% VRN 2/15/61 (f)	310,000	323,693
Series 2017-BNK5, Class C, 4.255% VRN 6/15/60 (f)	200,000	206,504
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	366,493
Series 2020-B18, Class C, 3.647% VRN 7/15/53 (f)	354,000	363,895
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	382,107
BFLD 2019-DPLO, Series 2019-DPLO, Class E, 1 mo. USD LIBOR + 2.240%
2.346% FRN 10/15/34 (c)	300,000	297,002
BX Trust, Series 2019-OC11, Class E,
4.076% VRN 12/09/41 (c) (f)	391,000	383,501
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
0.991% VRN 1/10/48 (f)	5,540,316	231,232
CHT Mortgage Trust
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000% 3.106% FRN 11/15/36 (c)	273,000	273,426
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.741% 3.847% FRN 11/15/36 (c)	320,000	318,203
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	201,000	144,238
Series 2019-GC41, Class B, 3.199% 8/10/56	377,000	386,254
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (c) (f)	200,000	190,433
Series 2020-420K, Class E, 3.312% VRN 11/10/42 (c) (f)	200,000	181,392
Series 2015-GC31, Class C, 4.055% VRN 6/10/48 (f)	700,000	726,455
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (f)	340,000	361,317
Commercial Mortgage Pass-Through Certificates
Series 2014-CR20, Class C, 4.514% VRN 11/10/47 (f)	411,000	429,749
Series 2015-LC23, Class C, 4.617% VRN 10/10/48 (f)	470,000	511,400
Series 2016-CR28, Class C, 4.641% VRN 2/10/49 (f)	465,000	503,549
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.827% VRN 4/15/50 (f)	8,116,513	214,334
Series 2020-C19, Class C, 3.614% VRN 3/15/53 (f)	332,000	333,229
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	367,170
Series 2016-C6, Class B, 3.924% VRN 1/15/49 (f)	298,000	322,491
Series 2015-C4, Class C, 4.563% VRN 11/15/48 (f)	427,000	464,031
Series 2018-C14, Class C, 4.891% VRN 11/15/51 (f)	405,000	436,171
Series 2016-C6, Class C, 4.953% VRN 1/15/49 (f)	378,000	397,884
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.450%
2.556% FRN 6/15/33 (c)	550,000	522,511
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class E, 3.963% VRN 12/10/36 (c) (f)	200,000	204,368
Series 2019-FBLU, Class G, 3.963% VRN 12/10/36 (c) (f)	236,000	234,318
Grace Trust, Series 2020-GRCE, Class D,
2.680% VRN 12/10/40 (c) (f)	125,000	120,991
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.762% VRN 11/10/48 (f)	7,824,374	249,812
Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 1.356% FRN 7/15/35 (c)	167,000	162,514
Series 2013-GC10, Class XA, 1.487% VRN 2/10/46 (f)	4,348,698	98,409
Series 2019-SOHO, Class E, 1 mo. USD LIBOR + 1.875% 1.981% FRN 6/15/36 (c)	318,000	304,827
Series 2014-GC26, Class D, 4.514% VRN 11/10/47 (c) (f)	1,117,000	760,888
Series 2016-GS2, Class C, 4.709% VRN 5/10/49 (f)	340,000	360,220

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GSCG Trust, Series 2019-600C, Class E,
3.985% VRN 9/06/34 (c) (f)	$497,000	$486,977
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
3.256% FRN 11/15/36 (c)	409,208	391,825
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 0.922% VRN 1/15/49 (f)	4,007,249	151,125
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	181,313
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.506% VRN 7/15/48 (f)	9,295,056	178,547
Series 2015-C29, Class XA, 0.653% VRN 5/15/48 (f)	7,720,486	181,871
Series 2014-C25, Class XA, 0.844% VRN 11/15/47 (f)	4,032,913	106,073
Series 2015-C28, Class XA, 0.969% VRN 10/15/48 (f)	6,668,518	203,493
Series 2015-C27, Class D, 3.854% VRN 2/15/48 (c) (f)	704,000	637,134
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	365,227
Series 2015-C29, Class C, 4.198% VRN 5/15/48 (f)	162,000	162,522
Series 2015-C33, Class C, 4.612% VRN 12/15/48 (f)	527,000	565,024
Series 2015-C32, Class C, 4.652% VRN 11/15/48 (f)	87,000	71,266
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C,
3.726% VRN 5/13/53 (f)	327,000	336,162
MF1 Ltd., Series 2020-FL3, Class AS, 1 mo. USD LIBOR + 2.850%
2.956% FRN 7/15/35 (c)	318,000	323,135
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class D, 3.237% VRN 12/15/47 (c) (f)	504,000	459,518
Series 2015-C23, Class C, 4.145% VRN 7/15/50 (f)	650,000	675,608
Series 2015-C27, Class C, 4.516% VRN 12/15/47 (f)	351,000	359,459
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
0.874% VRN 12/15/48 (f)	6,192,570	211,164
MSCG Trust, Series 2018-SELF, Class F, 1 mo. USD LIBOR + 3.050%
3.156% FRN 10/15/37 (c)	413,000	412,744
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200%
2.306% FRN 6/15/35 (c)	368,000	338,287
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class XA, 1.952% VRN 10/10/48 (f)	3,793,616	255,069
Series 2016-C5, Class B, 3.933% 10/10/48	411,000	429,108
UBS Commercial Mortgage Trust
Series 2017-C2, Class B, 3.993% VRN 8/15/50 (f)	332,000	351,851
Series 2017-C1, Class B, 4.036% 6/15/50	328,000	347,799
Series 2017-C6, Class B, 4.154% VRN 12/15/50 (f)	340,000	376,303
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.663% VRN 7/15/58 (f)	10,116,752	234,884
Series 2015-P2, Class XA, 0.926% VRN 12/15/48 (f)	4,379,017	165,364
Series 2019-C53, Class XA, 1.020% VRN 10/15/52 (f)	4,342,343	305,174
Series 2020-C57, Class XA, 2.100% VRN 8/15/53 (f)	2,229,839	342,821
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	346,179
Series 2016-NXS6, Class B, 3.811% 11/15/49	248,000	267,329
Series 2014-LC16, Class D, 3.938% 8/15/50 (c)	169,000	38,997
Series 2015-C28, Class C, 4.094% VRN 5/15/48 (f)	248,000	254,266
Series 2019-C50, Class B, 4.192% 5/15/52	409,000	458,401
Series 2019-C50, Class C, 4.345% 5/15/52	409,000	424,109
Series 2016-LC24, Class C, 4.458% VRN 10/15/49 (f)	325,000	336,638
Series 2016-C37, Class C, 4.485% VRN 12/15/49 (f)	376,000	403,627
Series 2015-NXS4, Class C, 4.699% VRN 12/15/48 (f)	421,000	447,547
Series 2019-C49, Class C, 4.866% VRN 3/15/52 (f)	248,000	271,937
		25,357,077
Home Equity Asset-Backed Securities — 1.6%
GSAA Home Equity Trust, Series 2007-10, Class A2A
6.500% 11/25/37	3,703,131	2,399,522
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2C, 1 mo. USD LIBOR + .150%
0.259% FRN 9/25/36	5,664,419	2,497,700
		4,897,222
Other Asset-Backed Securities — 10.2%
AASET US Ltd., Series 2018-1A, Class A
3.844% 1/16/38 (c)	513,749	491,099
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (c)	752,144	743,151
BlueMountain CLO Ltd.
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600% 2.824% FRN 4/20/31 (c)	1,000,000	934,389
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 4.374% FRN 1/20/29 (c)	1,000,000	985,592
Catamaran CLO 2016-1 Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.750%
3.940% FRN 1/18/29 (c)	500,000	492,686
CLI Funding VI LLC
Series 2020-3A, Class A, 2.070% 10/18/45 (c)	236,042	236,034
Series 2019-1A, Class A, 3.710% 5/18/44 (c)	408,344	409,230
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (c)	691,956	741,189
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100%
3.294% FRN 8/15/31 (c)	500,000	500,279

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gilbert Park CLO Ltd.
Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950% 3.191% FRN 10/15/30 (c)	$500,000	$498,588
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 6.641% FRN 10/15/30 (c)	1,000,000	991,553
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300%
3.524% FRN 1/20/30 (c)	1,000,000	1,000,193
Helios Issuer LLC
Series 2020-AA, Class A, 2.980% 6/20/47 (c)	447,296	451,593
Series 2017-1A, Class A, 4.940% 9/20/49 (c)	207,636	220,217
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (c)	180,308	187,768
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000%
3.241% FRN 10/15/30 (c)	500,000	485,380
Invitation Homes Trust
Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250% 1.358% FRN 3/17/37 (c)	1,145,000	1,147,487
Series 2018-SFR1, Class D, 1 mo. USD LIBOR + 1.450% 1.558% FRN 3/17/37 (c)	749,727	750,887
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (c)	995,683	991,858
JOL Air Ltd., Series 2019-1, Class A
3.967% 4/15/44 (c)	434,262	436,889
Long Beach Mortgage Loan Trust, Series 2006-7, Class 1A, 1 mo. USD LIBOR + .155%
0.264% FRN 8/25/36	3,090,927	1,930,510
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	418,398	420,885
Madison Park Funding Ltd., Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950%
3.172% FRN 10/22/30 (c)	500,000	496,846
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%
0.259% FRN 8/25/37	1,751,583	1,697,015
Mosaic Solar Loans Trust
Series 2020-1A, Class A, 2.100% 4/20/46 (c)	414,864	413,175
Series 2020-2A, Class B, 2.210% 8/20/46 (c)	462,271	459,845
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	346,051	377,147
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050%
3.274% FRN 10/20/30 (c)	500,000	498,423
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 3.300%
3.524% FRN 3/17/30 (c)	1,000,000	1,000,003
Primose Funding LLC, Series 2019-1A, Class A2
4.475% 7/30/49 (c)	987,500	1,006,282
Sprite Ltd., Series 2017-1, Class A
4.250% 12/15/37 (c)	321,051	324,393
START Ireland, Series 2019-1, Class A
4.089% 3/15/44 (c)	308,478	309,674
Sunrun Atlas Issuer LLC, Series 2019-2, Class A
3.610% 2/01/55 (c)	726,297	766,263
Symphony CLO Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050%
3.291% FRN 10/15/31 (c)	500,000	500,031
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.318% 11/25/48 (c)	977,500	982,394
Textainer Marine Containers Ltd.
Series 2020-2A, Class A, 2.100% 9/20/45 (c)	476,606	477,636
Series 2019-1A, Class A, 3.960% 4/20/44 (c)	423,333	422,745
Thunderbolt Aircraft Lease Ltd.
Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	442,900	443,729
Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	855,185	867,649
TIF Funding II LLC, Series 2021-1A, Class A
1.650% 2/20/46 (c)	987,083	969,571
TPG Real Estate Finance Issuer Ltd., Series 2018-FL2, Class AS, 1 mo. USD LIBOR + 1.450%
1.558% FRN 11/15/37 (c)	314,000	313,998
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (c)	59,189	59,227
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (c)	375,000	368,313
VB-S1 Issuer LLC, Series 2020-1A, Class C2
3.031% 6/15/50 (c)	500,000	517,887
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 3 mo. USD LIBOR + 3.250%
3.474% FRN 7/20/28 (c)	500,000	499,827
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (c)	757,554	753,297
Wind River CLO Ltd.
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 3.973% FRN 4/18/29 (c)	1,000,000	999,041
Series 2017-1A, Class DR, 3 mo. USD LIBOR + 3.720% 4.000% FRN 4/18/36 (c) (e)	1,000,000	989,895
		31,561,763
Student Loans Asset-Backed Securities — 0.4%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
1.309% FRN 12/26/47 (c)	325,239	327,183
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	353,693
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	511,945
		1,192,821

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 6.6%
CIM Trust, Series 2017-6, Class A1,
3.015% VRN 6/25/57 (c) (f)	$1,543,518	$1,527,074
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
3.107% VRN 4/25/37 (f)	1,060,547	1,001,921
Countrywide Alternative Loan Trust
Series 2006-13T1, Class A11, 6.000% 5/25/36	1,869,097	1,249,185
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,328,450	2,052,899
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 2.837% VRN 2/25/47 (f)	1,107,848	1,028,661
Series 2007-3, Class A21, 6.000% 4/25/37	1,703,607	1,271,532
Series 2007-14, Class A6, 6.000% 9/25/37	1,373,189	1,039,558
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
0.450% FRN 12/19/36	891,146	808,877
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1,
3.222% VRN 5/25/37 (f)	2,277,263	1,999,072
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. USD LIBOR + .200%
0.309% FRN 7/25/47	2,532,548	2,500,243
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
3.014% VRN 7/25/35 (f)	367,622	350,750
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1,
3.078% VRN 2/25/36 (f)	2,047,701	1,763,849
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (c) (f)	864,323	595,415
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	228,644	214,564
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
2.727% VRN 10/25/37 (f)	784,317	689,523
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAC3,
3.285% VRN 2/25/38 (c) (f)	2,109,186	1,519,984
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.350% STEP 5/25/36	911,434	840,011
		20,453,118
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,650,952	1,348,107

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $88,678,864)		84,810,108

Sovereign Debt Obligations — 2.4%
Abu Dhabi Government International Bond
3.125% 4/16/30 (c)	200,000	214,315
3.125% 9/30/49 (c)	400,000	380,952
Brazilian Government International Bond
5.625% 2/21/47	300,000	304,428
Chile Government International Bond
3.100% 1/22/61	700,000	648,067
Colombia Government International Bond
4.125% 5/15/51	250,000	237,500
5.000% 6/15/45	200,000	212,630
Dominican Republic International Bond
5.875% 1/30/60 (c)	300,000	286,950
Indonesia Government International Bond
3.375% 4/15/23 (c)	200,000	209,832
3.700% 10/30/49	250,000	253,891
Korea Electric Power Corp.
1.125% 6/15/25 (c)	200,000	198,499
Mexico Government International Bond
3.750% 1/11/28	535,000	571,728
3.771% 5/24/61	500,000	440,040
Panama Government International Bond
3.870% 7/23/60	200,000	197,232
4.300% 4/29/53	200,000	213,937
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (c)	200,000	202,270
4.150% 3/29/27 (c)	200,000	220,530
Peruvian Government International Bond
2.780% 12/01/60	150,000	123,562
2.783% 1/23/31	200,000	199,802
3.300% 3/11/41	100,000	96,968
3.550% 3/10/51	300,000	291,336
Philippine Government International Bond
1.648% 6/10/31	400,000	377,784
3.700% 3/01/41	450,000	469,742
Qatar Government International Bond
3.375% 3/14/24 (c)	200,000	214,493
Saudi Government International Bond
2.900% 10/22/25 (c)	250,000	265,000
3.450% 2/02/61 (c)	200,000	183,698
3.750% 1/21/55 (c)	200,000	195,840
State of Israel
3.375% 1/15/50	200,000	202,000

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,399,706)		7,413,026

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities — 15.1%
Collateralized Mortgage Obligations — 9.8%
Federal Home Loan Mortgage Corp. REMICS
Series 4934, Class P, 2.500% 11/15/40	$2,134,712	$2,233,173
Series 4093, Class PA, 3.000% 8/15/42	2,113,335	2,190,908
Series 4481, Class B, 3.000% 12/15/42	2,627,040	2,676,050
Series 4483, Class CA, 3.000% 6/15/44	3,227,935	3,376,277
Series 4750, Class PA, 3.000% 7/15/46	1,055,412	1,081,967
Federal Home Loan Mortgage Corp. STRIPS
Series 355, Class 300, 3.000% 8/15/47	2,253,176	2,382,747
Series 358, Class 300, 3.000% 10/15/47	1,905,061	2,009,414
Federal National Mortgage Association Series 2018-44, Class PZ 3.500% 6/25/48	2,870,636	3,126,071
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	1,393,474	1,245,222
Series 2015-9, Class HA, 3.000% 1/25/45	530,542	559,551
Government National Mortgage Association
Series 2015-74, Class LZ, 3.500% 5/20/45	3,501,743	3,647,294
Series 2015-92, Class CZ, 3.500% 6/20/45	5,571,803	5,928,776
		30,457,450
Pass-Through Securities — 4.4%
Federal Home Loan Mortgage Corp.
Pool #BL5484 2.260% 1/01/30	3,000,000	3,110,522
Pool #G08520 2.500% 1/01/43	781,208	808,079
Pool #SB0048 3.000% 8/01/34	1,641,941	1,751,213
Pool #G08632 3.500% 3/01/45	1,227,323	1,321,038
Federal National Mortgage Association
Pool #MA4281 2.000% 3/01/51	3,990,291	3,980,972
Pool #MA2248 3.000% 4/01/45	681,376	712,074
Pool #AS7661 3.000% 8/01/46	555,336	578,446
Pool #AX2501 4.000% 10/01/44	1,114,832	1,224,653
		13,486,997
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. SCRT Series 2018-2, Class HV 3.000% VRN 11/25/57 (f)	2,734,195	2,888,596

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $44,403,905)		46,833,043

U.S. Treasury Obligations — 23.4%
U.S. Treasury Bonds & Notes — 23.4%
U.S. Treasury Bond
1.250% 5/15/50	10,880,000	8,186,039
1.875% 2/15/41	4,250,000	3,946,037
1.875% 2/15/51	3,960,000	3,500,695
2.750% 11/15/42	165,000	176,332
2.750% 11/15/47	2,070,000	2,206,464
4.750% 2/15/37	1,880,000	2,566,787
U.S. Treasury Note
0.125% 6/30/22	6,720,000	6,721,450
0.250% 11/15/23	340,000	339,801
0.250% 3/15/24	13,290,000	13,252,555
0.375% 11/30/25	430,000	420,408
0.500% 6/30/27	3,300,000	3,147,537
0.500% 10/31/27	480,000	454,378
0.750% 3/31/26	5,940,000	5,885,652
0.875% 11/15/30	420,000	388,102
1.125% 2/15/31	1,870,000	1,765,087
1.250% 3/31/28	6,280,000	6,210,900
1.625% 10/31/26	1,830,000	1,881,930
2.125% 9/30/24	2,410,000	2,545,297
2.250% 10/31/24	2,990,000	3,171,279
2.625% 1/31/26	500,000	540,995
2.750% 2/28/25	1,810,000	1,958,217
3.000% 9/30/25	2,930,000	3,215,540
		72,481,482

TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,888,541)		72,481,482

TOTAL BONDS & NOTES (Cost $301,802,325)		300,266,366

TOTAL LONG-TERM INVESTMENTS (Cost $301,802,325)		300,266,366

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 3.1%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (g)	$4,213,011	$4,213,011
U.S. Treasury Bill — 1.7%
U.S. Treasury Bill
0.000% 5/06/21	5,150,000	5,149,912

TOTAL SHORT-TERM INVESTMENTS (Cost $9,362,873)		9,362,923

TOTAL INVESTMENTS — 99.9% (Cost $311,165,198) (h)		309,629,289

Less Unfunded Loan Commitments (0.00)%		(27,764)

NET INVESTMENTS — 99.9% (Cost $311,137,434)		309,601,525

Other Assets/(Liabilities) — 0.1%		200,937

NET ASSETS — 100.0%		$309,802,462

Abbreviation Legend

BAB	Build America Bonds
CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
SCRT	Seasoned Credit Risk Transfer
STEP	Step Up Bond
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $78,021,397 or 25.18% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.
(g)	Maturity value of $4,213,011. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $4,297,354.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend
USD	U.S. Dollar

MML Equity Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Equities — 99.0%
Common Stock — 98.9%

Basic Materials — 3.6%
Chemicals — 2.2%
Celanese Corp.	9,600	$1,438,176
Eastman Chemical Co.	11,200	1,233,344
FMC Corp.	10,700	1,183,527
Huntsman Corp.	11,000	317,130
International Flavors & Fragrances, Inc.	9,484	1,324,061
Linde PLC	19,542	5,474,496
LyondellBasell Industries NV Class A	27,500	2,861,375
The Mosaic Co.	31,200	986,232
PPG Industries, Inc.	16,569	2,489,658
RPM International, Inc.	10,700	982,795
The Sherwin-Williams Co.	1,150	848,712
		19,139,506
Forest Products & Paper — 0.8%
International Paper Co.	127,305	6,883,381
Iron & Steel — 0.4%
Nucor Corp.	24,800	1,990,696
Reliance Steel & Aluminum Co.	5,200	791,908
Steel Dynamics, Inc.	17,300	878,148
		3,660,752
Mining — 0.2%
Freeport-McMoRan, Inc. (a)	24,400	803,492
Southern Copper Corp.	1,112	75,471
Teck Resources Ltd. Class B	26,000	498,680
		1,377,643
		31,061,282
Communications — 7.1%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	18,400	537,280
Omnicom Group, Inc.	17,700	1,312,455
		1,849,735
Internet — 2.7%
Alphabet, Inc. Class C (a)	7,971	16,489,049
CDW Corp.	11,800	1,955,850
eBay, Inc.	56,700	3,472,308
Facebook, Inc. Class A (a)	5,900	1,737,727
		23,654,934
Media — 2.5%
Charter Communications, Inc. Class A (a)	1,000	617,020
Comcast Corp. Class A	275,600	14,912,716
Discovery, Inc. Class A (a) (b)	10,300	447,638
Fox Corp. Class A	27,800	1,003,858
The Walt Disney Co. (a)	26,213	4,836,823
		21,818,055
Telecommunications — 1.7%
Cisco Systems, Inc.	232,800	12,038,088
Corning, Inc.	40,300	1,753,453
Juniper Networks, Inc.	18,900	478,737
		14,270,278
		61,593,002
Consumer, Cyclical — 11.6%
Airlines — 0.3%
Southwest Airlines Co.	39,361	2,403,383
Apparel — 0.1%
Hanesbrands, Inc.	13,300	261,611
Skechers U.S.A., Inc. Class A (a)	7,600	316,996
		578,607
Auto Manufacturers — 2.1%
Cummins, Inc.	12,200	3,161,142
Ford Motor Co. (a)	320,900	3,931,025
General Motors Co.	161,353	9,271,344
PACCAR, Inc.	22,300	2,072,116
		18,435,627
Auto Parts & Equipment — 0.1%
Lear Corp.	3,400	616,250
Distribution & Wholesale — 0.3%
LKQ Corp. (a)	25,000	1,058,250
W.W. Grainger, Inc.	3,200	1,282,976
		2,341,226
Entertainment — 0.1%
Live Nation Entertainment, Inc. (a) (b)	6,257	529,655
Vail Resorts, Inc.	600	174,996
		704,651
Home Builders — 0.7%
D.R. Horton, Inc.	30,000	2,673,600
Lennar Corp. Class A	22,700	2,297,921
PulteGroup, Inc.	22,100	1,158,924
Toll Brothers, Inc.	7,000	397,110
		6,527,555

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.2%
Tempur Sealy International, Inc.	6,800	$248,608
Whirlpool Corp.	5,100	1,123,785
		1,372,393
Housewares — 0.1%
Newell Brands, Inc.	34,800	931,944
The Scotts Miracle-Gro Co.	1,200	293,964
		1,225,908
Leisure Time — 0.1%
Brunswick Corp.	6,400	610,368
Polaris, Inc.	2,500	333,750
		944,118
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	14,573	1,762,167
Hyatt Hotels Corp. Class A	3,200	264,640
Marriott International, Inc. Class A	7,337	1,086,683
		3,113,490
Retail — 7.0%
Advance Auto Parts, Inc.	5,500	1,009,195
AutoNation, Inc. (a)	7,200	671,184
AutoZone, Inc. (a)	2,000	2,808,600
Best Buy Co., Inc.	21,300	2,445,453
CarMax, Inc. (a)	6,300	835,758
Casey's General Stores, Inc.	3,000	648,570
Dollar Tree, Inc. (a)	19,300	2,209,078
Genuine Parts Co.	11,900	1,375,521
The Home Depot, Inc.	31,700	9,676,425
L Brands, Inc.	12,481	772,075
Lowe's Cos., Inc.	64,900	12,342,682
McDonald's Corp.	5,509	1,234,787
O'Reilly Automotive, Inc. (a)	5,900	2,992,775
Ross Stores, Inc.	7,290	874,144
Starbucks Corp.	18,200	1,988,714
Target Corp.	41,200	8,160,484
The TJX Cos., Inc.	28,964	1,915,968
Tractor Supply Co.	6,400	1,133,312
Walgreens Boots Alliance, Inc.	36,600	2,009,340
Walmart, Inc.	9,100	1,236,053
Williams-Sonoma, Inc.	4,400	788,480
Yum! Brands, Inc.	34,005	3,678,661
		60,807,259
Textiles — 0.1%
Mohawk Industries, Inc. (a)	5,800	1,115,398
		100,185,865
Consumer, Non-cyclical — 18.7%
Agriculture — 1.9%
Altria Group, Inc.	63,000	3,223,080
Archer-Daniels-Midland Co.	45,700	2,604,900
Bunge Ltd.	11,500	911,605
Darling Ingredients, Inc. (a)	24,032	1,768,275
Philip Morris International, Inc.	88,100	7,817,994
		16,325,854
Beverages — 0.0%
Molson Coors Beverage Co. Class B	6,800	347,820
Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc. (a)	12,100	1,850,211
Amgen, Inc.	33,700	8,384,897
Bio-Rad Laboratories, Inc. Class A (a)	2,100	1,199,457
		11,434,565
Commercial Services — 0.8%
AMERCO	1,700	1,041,420
Quanta Services, Inc.	8,800	774,224
Service Corp. International	14,400	735,120
United Rentals, Inc. (a)	14,550	4,791,460
		7,342,224
Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	68,200	9,236,326
Food — 0.8%
Conagra Brands, Inc.	31,400	1,180,640
The J.M. Smucker Co.	6,300	797,139
The Kraft Heinz Co.	78,400	3,136,000
Mondelez International, Inc. Class A	12,680	742,160
Tyson Foods, Inc. Class A	18,800	1,396,840
		7,252,779
Health Care – Products — 2.3%
Abbott Laboratories	13,100	1,569,904
Danaher Corp.	24,653	5,548,897
Hologic, Inc. (a)	21,200	1,576,856
Medtronic PLC	31,551	3,727,119
Stryker Corp.	9,791	2,384,892
Thermo Fisher Scientific, Inc.	10,494	4,789,252
		19,596,920

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 5.9%
Anthem, Inc.	29,664	$10,647,893
Centene Corp. (a)	4,311	275,516
DaVita, Inc. (a)	9,200	991,484
HCA Healthcare, Inc.	49,853	9,389,314
Laboratory Corp. of America Holdings (a)	8,000	2,040,240
Molina Healthcare, Inc. (a)	4,900	1,145,424
Quest Diagnostics, Inc.	11,100	1,424,574
UnitedHealth Group, Inc.	65,612	24,412,257
Universal Health Services, Inc. Class B	6,400	853,696
		51,180,398
Household Products & Wares — 0.3%
Avery Dennison Corp.	11,978	2,199,760
Pharmaceuticals — 4.3%
AbbVie, Inc.	21,437	2,319,912
AmerisourceBergen Corp.	16,800	1,983,576
AstraZeneca PLC Sponsored ADR (b)	4,700	233,684
Bausch Health Cos., Inc. (a)	25,129	797,594
Cigna Corp.	19,900	4,810,626
Elanco Animal Health, Inc. (a)	48,428	1,426,205
Eli Lilly and Co.	11,006	2,056,141
Henry Schein, Inc. (a)	8,200	567,768
Jazz Pharmaceuticals PLC (a)	4,600	756,102
Johnson & Johnson	115,716	19,017,925
McKesson Corp.	13,200	2,574,528
Merck & Co., Inc.	7,100	547,339
		37,091,400
		162,008,046
Energy — 2.6%
Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	3,600	314,280
Oil & Gas — 2.1%
ConocoPhillips	6,800	360,196
Continental Resources, Inc.	30,000	776,100
Devon Energy Corp.	47,950	1,047,708
EOG Resources, Inc.	54,600	3,960,138
Exxon Mobil Corp.	143,300	8,000,439
Marathon Oil Corp.	26,700	285,156
Phillips 66	28,000	2,283,120
Valero Energy Corp.	26,100	1,868,760
		18,581,617
Pipelines — 0.5%
Cheniere Energy, Inc. (a)	20,800	1,497,808
The Williams Cos., Inc.	99,900	2,366,631
		3,864,439
		22,760,336
Financial — 27.5%
Banks — 15.4%
Bank of America Corp.	709,619	27,455,159
The Bank of New York Mellon Corp.	56,900	2,690,801
Citizens Financial Group, Inc.	49,787	2,198,096
Comerica, Inc.	8,800	631,312
Commerce Bancshares, Inc.	6,672	511,142
Cullen/Frost Bankers, Inc.	3,300	358,908
East West Bancorp, Inc.	9,000	664,200
Fifth Third Bancorp	45,600	1,707,720
The Goldman Sachs Group, Inc.	31,635	10,344,645
Huntington Bancshares, Inc.	56,200	883,464
JP Morgan Chase & Co.	210,800	32,090,084
KeyCorp	62,700	1,252,746
M&T Bank Corp.	7,900	1,197,719
Morgan Stanley	169,963	13,199,327
Northern Trust Corp.	13,300	1,397,963
The PNC Financial Services Group, Inc.	37,844	6,638,216
Regions Financial Corp.	61,600	1,272,656
State Street Corp.	22,700	1,907,027
SVB Financial Group (a)	3,300	1,629,078
Truist Financial Corp.	54,800	3,195,936
US Bancorp	92,973	5,142,337
Wells Fargo & Co.	411,551	16,079,297
Western Alliance Bancorp	6,200	585,528
Zions Bancorp NA	10,500	577,080
		133,610,441

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value

Diversified Financial Services — 3.6%
Ally Financial, Inc.	24,000	$1,085,040
American Express Co.	600	84,864
Ameriprise Financial, Inc.	7,900	1,836,355
BlackRock, Inc.	8,800	6,634,848
Capital One Financial Corp.	29,300	3,727,839
The Charles Schwab Corp.	74,314	4,843,786
Discover Financial Services	11,700	1,111,383
LPL Financial Holdings, Inc.	5,100	725,016
Nasdaq, Inc.	10,500	1,548,330
OneMain Holdings, Inc.	4,600	247,112
Raymond James Financial, Inc.	8,700	1,066,272
SEI Investments Co.	9,200	560,556
Synchrony Financial	37,500	1,524,750
T. Rowe Price Group, Inc.	14,500	2,488,200
Visa, Inc. Class A	13,900	2,943,047
The Western Union Co.	33,800	833,508
		31,260,906
Insurance — 6.9%
Aflac, Inc.	45,000	2,303,100
Alleghany Corp. (a)	500	313,145
The Allstate Corp.	19,500	2,240,550
American Financial Group, Inc.	5,600	638,960
American International Group, Inc.	130,078	6,010,904
Arch Capital Group Ltd. (a)	25,000	959,250
Assurant, Inc.	3,800	538,726
Chubb Ltd.	45,508	7,188,899
Cincinnati Financial Corp.	5,400	556,686
Equitable Holdings, Inc.	167,996	5,480,030
Everest Re Group Ltd.	2,500	619,525
First American Financial Corp.	5,900	334,235
The Hartford Financial Services Group, Inc.	69,750	4,658,602
Lincoln National Corp.	12,400	772,148
Loews Corp.	22,310	1,144,057
Markel Corp. (a)	890	1,014,262
Marsh & McLennan Cos., Inc.	10,411	1,268,060
MetLife, Inc.	140,337	8,531,086
Old Republic International Corp.	12,200	266,448
Principal Financial Group, Inc.	22,769	1,365,229
The Progressive Corp.	37,600	3,594,936
Prudential Financial, Inc.	25,300	2,304,830
The Travelers Cos., Inc.	41,300	6,211,520
Voya Financial, Inc. (b)	8,500	540,940
W.R. Berkley Corp.	11,400	858,990
		59,715,118
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	27,600	2,183,436
Jones Lang LaSalle, Inc. (a)	4,200	751,968
		2,935,404
Real Estate Investment Trusts (REITS) — 1.3%
Equinix, Inc.	800	543,672
Prologis, Inc.	53,190	5,638,140
Welltower, Inc.	26,834	1,922,120
Weyerhaeuser Co.	84,834	3,020,090
		11,124,022
		238,645,891
Industrial — 13.2%
Aerospace & Defense — 0.5%
General Dynamics Corp.	23,600	4,284,816

Building Materials — 1.0%
Fortune Brands Home & Security, Inc.	11,500	1,101,930
Johnson Controls International PLC	83,858	5,003,807
Masco Corp.	21,600	1,293,840
Owens Corning	8,900	819,601
		8,219,178
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	33,400	3,013,348
Schneider Electric SE	5,495	839,557
		3,852,905
Electronics — 1.5%
Agilent Technologies, Inc.	21,401	2,720,923
Allegion PLC	3,600	452,232
Arrow Electronics, Inc. (a)	6,200	687,084
Fortive Corp.	3,600	254,304
Honeywell International, Inc.	22,396	4,861,500
Hubbell, Inc.	14,335	2,679,068
Jabil, Inc.	12,400	646,784
Keysight Technologies, Inc. (a)	509	72,991
Sensata Technologies Holding PLC (a)	9,000	521,550
		12,896,436
Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.	26,656	3,445,821

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.1%
Pentair PLC	13,700	$853,784
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,500	1,038,330
Machinery – Construction & Mining — 0.9%
BWX Technologies, Inc.	3,700	243,978
Caterpillar, Inc.	28,595	6,630,323
Oshkosh Corp.	4,000	474,640
		7,348,941
Machinery – Diversified — 1.0%
AGCO Corp.	6,100	876,265
Deere & Co.	13,214	4,943,886
Dover Corp.	11,900	1,631,847
Westinghouse Air Brake Technologies Corp.	15,600	1,234,896
		8,686,894
Miscellaneous - Manufacturing — 2.9%
3M Co.	47,460	9,144,593
Carlisle Cos., Inc.	4,400	724,152
General Electric Co.	871,482	11,442,558
ITT, Inc.	7,100	645,461
Parker-Hannifin Corp.	7,300	2,302,639
Textron, Inc.	18,800	1,054,304
		25,313,707
Packaging & Containers — 1.8%
Amcor PLC	129,100	1,507,888
Ball Corp.	8,339	706,647
Berry Global Group, Inc. (a)	7,300	448,220
Crown Holdings, Inc.	11,100	1,077,144
Packaging Corp. of America	37,326	5,019,601
Sealed Air Corp.	12,800	586,496
Sonoco Products Co.	5,500	348,150
WestRock Co.	114,709	5,970,603
		15,664,749
Transportation — 2.6%
CSX Corp.	48,600	4,686,012
Expeditors International of Washington, Inc.	3,800	409,222
FedEx Corp.	9,454	2,685,314
Knight-Swift Transportation Holdings, Inc.	14,000	673,260
Norfolk Southern Corp.	14,907	4,002,828
Union Pacific Corp.	5,820	1,282,786
United Parcel Service, Inc. Class B	53,084	9,023,749
		22,763,171
		114,368,732
Technology — 11.3%
Computers — 1.2%
Cognizant Technology Solutions Corp. Class A	44,000	3,437,280
Genpact Ltd.	15,500	663,710
Hewlett Packard Enterprise Co.	106,400	1,674,736
HP, Inc.	106,100	3,368,675
NetApp, Inc.	18,300	1,329,861
		10,474,262
Semiconductors — 6.6%
Analog Devices, Inc.	17,400	2,698,392
Applied Materials, Inc.	117,717	15,726,991
ASML Holding NV	4,691	2,896,036
Broadcom, Inc.	31,163	14,449,036
Intel Corp.	14,800	947,200
KLA Corp.	3,929	1,298,142
Microchip Technology, Inc.	5,000	776,100
Micron Technology, Inc. (a)	88,185	7,778,799
NXP Semiconductor NV	19,427	3,911,432
Qorvo, Inc. (a)	6,200	1,132,740
QUALCOMM, Inc.	30,113	3,992,683
Texas Instruments, Inc.	6,476	1,223,899
Xilinx, Inc.	1,300	161,070
		56,992,520

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value

Software — 3.5%
CDK Global, Inc.	6,700	$362,202
Citrix Systems, Inc.	418	58,670
Fiserv, Inc. (a)	18,888	2,248,428
Microsoft Corp.	45,696	10,773,746
Oracle Corp.	242,000	16,981,140
salesforce.com, Inc. (a)	1,500	317,805
Synopsys, Inc. (a)	602	149,164
		30,891,155
		98,357,937
Utilities — 3.3%
Electric — 3.2%
AES Corp.	90,375	2,422,954
Ameren Corp.	11,350	923,436
Dominion Energy, Inc.	5,826	442,543
DTE Energy Co.	2,700	359,478
Evergy, Inc.	16,000	952,480
Exelon Corp.	80,300	3,512,322
FirstEnergy Corp.	6,400	222,016
NextEra Energy, Inc.	34,801	2,631,303
NRG Energy, Inc.	20,100	758,373
OGE Energy Corp.	10,900	352,724
Pinnacle West Capital Corp.	9,500	772,825
Public Service Enterprise Group, Inc.	80,265	4,832,756
Sempra Energy	37,697	4,997,868
The Southern Co.	65,551	4,074,650
WEC Energy Group, Inc.	4,852	454,099
Xcel Energy, Inc.	3,500	232,785
		27,942,612
Gas — 0.1%
UGI Corp.	17,200	705,372

		28,647,984

TOTAL COMMON STOCK (Cost $622,458,524)		857,629,075

Preferred Stock — 0.1%
Communications — 0.0%
Media — 0.0%
ViacomCBS, Inc. Convertible 5.750%	1,435	96,360
Utilities — 0.1%
Electric — 0.1%
The AES Corp. Convertible 6.875%	6,246	645,212
The Southern Co. Convertible 6.750%	7,930	403,875
		1,049,087

TOTAL PREFERRED STOCK (Cost $1,118,161)		1,145,447

TOTAL EQUITIES (Cost $623,576,685)		858,774,522

Mutual Funds — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 1000 Value ETF	50,639	7,674,340
State Street Navigator Securities Lending Prime Portfolio (c)	533,546	533,546

TOTAL MUTUAL FUNDS (Cost $7,631,049)		8,207,886

TOTAL LONG-TERM INVESTMENTS (Cost $631,207,734)		866,982,408

MML Equity Fund — Portfolio of Investments (Continued)

Short-Term Investments — 0.2%
	Number of Shares	Value

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	318,297	$318,297

	Principal Amount

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	$2,106,874	$2,106,874

TOTAL SHORT-TERM INVESTMENTS (Cost $2,425,171)		2,425,171

TOTAL INVESTMENTS — 100.2% (Cost $633,632,905) (e)		869,407,579

Other Assets/(Liabilities) — (0.2)%		(1,834,412)

NET ASSETS — 100.0%		$867,573,167

Abbreviation Legend

ADR   American Depositary Receipt

ETF     Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $1,668,617 or 0.19% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,174,332 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,106,874. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,149,149.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Momentum Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Equities — 100.0%
Common Stock — 100.0%
Basic Materials — 1.9%
Chemicals — 0.8%
Albemarle Corp.	639	$93,364
DuPont de Nemours, Inc.	2,164	167,234
Eastman Chemical Co.	439	48,343
		308,941
Mining — 1.1%
Freeport-McMoRan, Inc. (a)	9,015	296,864
Newmont Corp.	2,343	141,213
		438,077
		747,018
Communications — 13.8%
Internet — 12.9%
Amazon.com, Inc. (a)	1,168	3,613,885
eBay, Inc.	3,816	233,692
Etsy, Inc. (a)	922	185,940
F5 Networks, Inc. (a)	300	62,586
Netflix, Inc. (a)	1,731	902,993
NortonLifeLock, Inc.	1,860	39,544
Twitter, Inc. (a)	2,652	168,747
		5,207,387
Media — 0.1%
News Corp. Class A	1,319	33,542
Telecommunications — 0.8%
T-Mobile US, Inc. (a)	2,773	347,429
		5,588,358
Consumer, Cyclical — 17.1%
Apparel — 1.5%
NIKE, Inc. Class B	4,470	594,018
Auto Manufacturers — 10.0%
Cummins, Inc.	594	153,911
General Motors Co.	4,099	235,529
PACCAR, Inc.	966	89,761
Tesla, Inc. (a)	5,350	3,573,425
		4,052,626
Auto Parts & Equipment — 0.3%
Aptiv PLC	837	115,422
Distribution & Wholesale — 0.4%
Fastenal Co.	1,890	95,029
Pool Corp.	179	61,798
		156,827
Retail — 4.9%
Chipotle Mexican Grill, Inc. (a)	133	188,969
Costco Wholesale Corp.	1,206	425,091
Dollar General Corp.	812	164,528
Domino's Pizza, Inc.	117	43,031
L Brands, Inc.	722	44,663
Lowe's Cos., Inc.	2,471	469,935
Target Corp.	2,862	566,876
Tractor Supply Co.	533	94,384
		1,997,477
		6,916,370
Consumer, Non-cyclical — 19.6%
Beverages — 0.3%
Monster Beverage Corp. (a)	1,174	106,940
Biotechnology — 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	102	58,260
Illumina, Inc. (a)	538	206,624
Regeneron Pharmaceuticals, Inc. (a)	420	198,719
		463,603
Commercial Services — 5.1%
MarketAxess Holdings, Inc.	151	75,186
PayPal Holdings, Inc. (a)	7,358	1,786,817
Quanta Services, Inc.	730	64,225
Rollins, Inc.	874	30,083
United Rentals, Inc. (a)	291	95,829
		2,052,140
Food — 0.2%
The Kroger Co.	2,573	92,602
Health Care – Products — 8.8%
Abbott Laboratories	6,958	833,847
ABIOMED, Inc. (a)	283	90,200
Align Technology, Inc. (a)	349	188,994
Danaher Corp.	3,003	675,915
Hologic, Inc. (a)	957	71,182
IDEXX Laboratories, Inc. (a)	502	245,634
Intuitive Surgical, Inc. (a)	341	251,978
PerkinElmer, Inc.	572	73,382
Thermo Fisher Scientific, Inc.	2,150	981,217
West Pharmaceutical Services, Inc.	532	149,907
		3,562,256
Health Care – Services — 0.3%
Catalent, Inc. (a)	924	97,306
DaVita, Inc. (a)	288	31,038
		128,344

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.2%
The Clorox Co.	482	$92,968
Pharmaceuticals — 3.5%
AbbVie, Inc.	6,131	663,497
DexCom, Inc. (a)	347	124,708
Eli Lilly and Co.	3,228	603,055
		1,391,260
		7,890,113
Energy — 0.4%
Energy – Alternate Sources — 0.4%
Enphase Energy, Inc. (a)	943	152,917
Financial — 0.7%
Banks — 0.3%
SVB Financial Group (a)	224	110,580
Real Estate Investment Trusts (REITS) — 0.4%
Equinix, Inc.	245	166,500
		277,080
Industrial — 7.8%
Building Materials — 0.6%
Carrier Global Corp.	5,973	252,180
Electronics — 1.2%
Agilent Technologies, Inc.	1,329	168,969
Keysight Technologies, Inc. (a)	771	110,561
Mettler-Toledo International, Inc. (a)	105	121,348
Trimble, Inc. (a)	914	71,100
		471,978
Machinery – Construction & Mining — 1.1%
Caterpillar, Inc.	1,918	444,727
Machinery – Diversified — 2.2%
Deere & Co.	1,848	691,411
Otis Worldwide Corp.	1,433	98,089
Rockwell Automation, Inc.	312	82,817
		872,317
Miscellaneous - Manufacturing — 0.3%
Trane Technologies PLC	809	133,938
Packaging & Containers — 0.1%
Packaging Corp. of America	342	45,992
Transportation — 2.3%
FedEx Corp.	1,043	296,254
Old Dominion Freight Line, Inc.	386	92,798
United Parcel Service, Inc. Class B	3,243	551,277
		940,329
		3,161,461
Technology — 38.7%
Computers — 9.0%
Apple, Inc.	29,803	3,640,436
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	231	112,076
Semiconductors — 16.0%
Advanced Micro Devices, Inc. (a)	5,522	433,477
Applied Materials, Inc.	3,693	493,385
Broadcom, Inc.	1,554	720,528
IPG Photonics Corp. (a)	170	35,860
KLA Corp.	637	210,465
Lam Research Corp.	522	310,715
Micron Technology, Inc. (a)	3,539	312,175
Monolithic Power Systems, Inc.	239	84,417
NVIDIA Corp.	3,998	2,134,652
Qorvo, Inc. (a)	434	79,292
QUALCOMM, Inc.	6,139	813,970
Skyworks Solutions, Inc.	562	103,116
Teradyne, Inc.	761	92,598
Texas Instruments, Inc.	3,222	608,926
		6,433,576
Software — 13.4%
Activision Blizzard, Inc.	3,737	347,541
Autodesk, Inc. (a)	680	188,462
Cadence Design Systems, Inc. (a)	1,555	213,019
Electronic Arts, Inc.	962	130,226
Microsoft Corp.	15,552	3,666,695
MSCI, Inc.	245	102,724
ServiceNow, Inc. (a)	817	408,590
Synopsys, Inc. (a)	837	207,392
Take-Two Interactive Software, Inc. (a)	552	97,538
Tyler Technologies, Inc. (a)	133	56,463
		5,418,650
		15,604,738

TOTAL COMMON STOCK (Cost $38,763,600)		40,338,055

TOTAL EQUITIES (Cost $38,763,600)		40,338,055

TOTAL LONG-TERM INVESTMENTS (Cost $38,763,600)		40,338,055

TOTAL INVESTMENTS — 100.0% (Cost $38,763,600) (b)		40,338,055
Other Assets/(Liabilities) — 0.0%		9,128

NET ASSETS — 100.0%		$40,347,183

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.9%
Common Stock — 99.9%

Basic Materials — 5.2%
Chemicals — 3.3%
Air Products & Chemicals, Inc.	188	$52,892
Albemarle Corp.	1,368	199,878
Axalta Coating Systems Ltd. (a)	688	20,351
Celanese Corp.	607	90,935
The Chemours Co.	3,904	108,961
Dow, Inc.	1,365	87,278
DuPont de Nemours, Inc.	390	30,139
Eastman Chemical Co.	1,790	197,115
Ecolab, Inc.	149	31,896
Element Solutions, Inc.	1,359	24,856
FMC Corp.	528	58,402
Huntsman Corp.	2,232	64,349
International Flavors & Fragrances, Inc.	209	29,179
Linde PLC	116	32,496
LyondellBasell Industries NV Class A	469	48,799
The Mosaic Co.	464	14,667
Olin Corp.	3,410	129,478
PPG Industries, Inc.	421	63,259
RPM International, Inc.	874	80,277
The Sherwin-Williams Co.	72	53,137
Valvoline, Inc.	1,717	44,762
Westlake Chemical Corp.	282	25,039
		1,488,145
Forest Products & Paper — 0.4%
International Paper Co.	3,104	167,833
Iron & Steel — 0.6%
Nucor Corp.	1,216	97,608
Reliance Steel & Aluminum Co.	515	78,430
Steel Dynamics, Inc.	2,079	105,530
		281,568
Mining — 0.9%
Freeport-McMoRan, Inc. (a)	6,164	202,981
Newmont Corp.	3,088	186,114
Royal Gold, Inc.	116	12,484
Southern Copper Corp.	190	12,895
		414,474
		2,352,020
Communications — 7.3%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	2,509	73,263
Omnicom Group, Inc.	229	16,980
The Trade Desk, Inc. Class A (a)	88	57,346
		147,589
Internet — 4.5%
Alphabet, Inc. Class A (a)	5	10,313
Alphabet, Inc. Class C (a)	5	10,343
Amazon.com, Inc. (a)	9	27,847
Anaplan, Inc. (a)	253	13,624
Booking Holdings, Inc. (a)	12	27,958
CDW Corp.	273	45,250
eBay, Inc.	3,378	206,869
Etsy, Inc. (a)	541	109,103
Expedia Group, Inc.	758	130,467
F5 Networks, Inc. (a)	368	76,772
Facebook, Inc. Class A (a)	35	10,309
GoDaddy, Inc. Class A (a)	475	36,869
GrubHub, Inc. (a)	786	47,160
IAC/InterActiveCorp (a)	1,602	346,529
Match Group, Inc. (a)	456	62,645
Netflix, Inc. (a)	33	17,215
NortonLifeLock, Inc.	7,015	149,139
Okta, Inc. (a)	297	65,468
Palo Alto Networks, Inc. (a)	179	57,649
Pinterest, Inc. Class A (a)	655	48,490
Roku, Inc. (a)	264	86,003
Spotify Technology SA (a)	190	50,910
Twitter, Inc. (a)	2,321	147,685
VeriSign, Inc. (a)	126	25,044
Wayfair, Inc. Class A (a) (b)	268	84,353
Zendesk, Inc. (a)	478	63,392
Zillow Group, Inc. Class A (a)	341	44,801
Zillow Group, Inc. Class C Class C (a)	493	63,912
		2,066,119

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 1.5%
Altice USA, Inc. Class A (a)	2,379	$77,389
Cable One, Inc.	30	54,851
Charter Communications, Inc. Class A (a)	77	47,511
Comcast Corp. Class A	545	29,490
Discovery, Inc. Class C (a)	334	12,321
DISH Network Corp. Class A (a)	988	35,766
FactSet Research Systems, Inc.	177	54,620
Fox Corp. Class A	347	12,530
Liberty Broadband Corp. Class C (a)	1,302	195,495
Liberty Media Corp-Liberty SiriusXM Class C (a)	340	14,997
The New York Times Co. Class A	1,078	54,568
News Corp. Class A	1,436	36,518
Nexstar Media Group, Inc. Class A	153	21,486
ViacomCBS, Inc. Class B	772	34,817
		682,359
Telecommunications — 1.0%
Arista Networks, Inc. (a)	294	88,756
Ciena Corp. (a)	592	32,394
Corning, Inc.	3,579	155,722
Juniper Networks, Inc.	877	22,214
Lumen Technologies, Inc.	1,897	25,325
Motorola Solutions, Inc.	260	48,893
T-Mobile US, Inc. (a)	202	25,309
Ubiquiti, Inc.	41	12,230
Verizon Communications, Inc.	264	15,352
		426,195
		3,322,262
Consumer, Cyclical — 16.7%
Airlines — 0.1%
JetBlue Airways Corp. (a)	556	11,309
Southwest Airlines Co.	575	35,110
		46,419
Apparel — 0.3%
Capri Holdings Ltd. (a)	471	24,021
Hanesbrands, Inc.	2,925	57,535
NIKE, Inc. Class B	183	24,319
Tapestry, Inc.	566	23,325
VF Corp.	130	10,389
		139,589
Auto Manufacturers — 1.4%
Cummins, Inc.	872	225,944
Ford Motor Co. (a)	6,909	84,635
General Motors Co.	3,325	191,055
PACCAR, Inc.	1,388	128,973
		630,607
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	314	12,821
Aptiv PLC	737	101,632
BorgWarner, Inc.	635	29,439
Gentex Corp.	1,375	49,046
Lear Corp.	453	82,106
		275,044
Distribution & Wholesale — 1.2%
Copart, Inc. (a)	520	56,477
Fastenal Co.	1,778	89,398
IAA, Inc. (a)	988	54,479
LKQ Corp. (a)	1,452	61,463
Pool Corp.	322	111,167
W.W. Grainger, Inc.	211	84,596
Watsco, Inc.	388	101,171
		558,751
Entertainment — 0.2%
Live Nation Entertainment, Inc. (a)	210	17,776
Madison Square Garden Entertainment Corp. (a)	117	9,571
Vail Resorts, Inc.	120	34,999
		62,346
Home Builders — 2.4%
D.R. Horton, Inc.	3,270	291,422
Lennar Corp. Class A	2,967	300,349
Lennar Corp. Class B	201	16,550
NVR, Inc. (a)	15	70,664
PulteGroup, Inc.	2,447	128,321
Thor Industries, Inc. (b)	1,271	171,255
Toll Brothers, Inc.	2,177	123,501
		1,102,062

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 1.0%
Dolby Laboratories, Inc. Class A	536	$52,914
Leggett & Platt, Inc.	411	18,762
Tempur Sealy International, Inc.	1,790	65,442
Whirlpool Corp.	1,460	321,711
		458,829
Housewares — 0.6%
Newell Brands, Inc.	2,951	79,028
The Scotts Miracle-Gro Co.	755	184,952
		263,980
Leisure Time — 0.5%
Brunswick Corp.	706	67,331
Harley-Davidson, Inc.	1,174	47,077
Peloton Interactive, Inc. Class A (a)	777	87,366
Polaris, Inc.	311	41,519
		243,293
Lodging — 0.2%
Choice Hotels International, Inc.	91	9,763
Extended Stay America, Inc.	643	12,699
Hilton Worldwide Holdings, Inc.	157	18,984
MGM Resorts International	650	24,694
Travel + Leisure Co.	334	20,428
		86,568
Retail — 8.0%
Advance Auto Parts, Inc.	203	37,248
AutoNation, Inc. (a)	1,226	114,288
AutoZone, Inc. (a)	29	40,725
Best Buy Co., Inc.	2,674	307,002
Burlington Stores, Inc. (a)	193	57,668
CarMax, Inc. (a)	648	85,964
Carvana Co. (a) (b)	226	59,302
Casey's General Stores, Inc.	447	96,637
Chipotle Mexican Grill, Inc. (a)	76	107,982
Costco Wholesale Corp.	164	57,807
Darden Restaurants, Inc.	250	35,500
Dick's Sporting Goods, Inc. (b)	1,476	112,397
Dollar General Corp.	551	111,644
Dollar Tree, Inc. (a)	528	60,435
Domino's Pizza, Inc.	235	86,431
Five Below, Inc. (a)	301	57,428
Floor & Decor Holdings, Inc. Class A (a)	1,045	99,777
Foot Locker, Inc.	1,182	66,487
The Gap, Inc. (a)	4,365	129,990
Genuine Parts Co.	434	50,166
The Home Depot, Inc.	62	18,926
L Brands, Inc.	5,485	339,302
Lowe's Cos., Inc.	424	80,636
Lululemon Athletica, Inc. (a)	197	60,422
McDonald's Corp.	88	19,724
MSC Industrial Direct Co., Inc. Class A	626	56,459
Nu Skin Enterprises, Inc. Class A	1,207	63,838
O'Reilly Automotive, Inc. (a)	88	44,638
Ollie's Bargain Outlet Holdings, Inc. (a)	486	42,282
Penske Automotive Group, Inc.	540	43,330
Qurate Retail, Inc.	9,102	107,040
Ross Stores, Inc.	267	32,016
Starbucks Corp.	185	20,215
Target Corp.	794	157,268
The TJX Cos., Inc.	542	35,853
Tractor Supply Co.	1,179	208,777
Ulta Beauty, Inc. (a)	238	73,582
Walmart, Inc.	56	7,606
The Wendy's Co.	749	15,175
Williams-Sonoma, Inc.	1,749	313,421
Yum China Holdings, Inc.	1,650	97,696
Yum! Brands, Inc.	387	41,866
		3,654,950
Textiles — 0.1%
Mohawk Industries, Inc. (a)	270	51,924
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	215	20,666
Mattel, Inc. (a)	1,685	33,565
		54,231
		7,628,593

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 21.7%
Agriculture — 0.3%
Archer-Daniels-Midland Co.	1,694	$96,558
Bunge Ltd.	280	22,195
Philip Morris International, Inc.	231	20,499
		139,252
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	81	97,709
Brown-Forman Corp. Class B	234	16,139
Constellation Brands, Inc. Class A	170	38,760
Keurig Dr Pepper, Inc.	425	14,607
Molson Coors Beverage Co. Class B	333	17,033
Monster Beverage Corp. (a)	566	51,557
PepsiCo, Inc.	98	13,862
		249,667
Biotechnology — 1.9%
ACADIA Pharmaceuticals, Inc. (a)	168	4,334
Acceleron Pharma, Inc. (a)	268	36,343
Alexion Pharmaceuticals, Inc. (a)	683	104,438
Amgen, Inc.	63	15,675
Bio-Rad Laboratories, Inc. Class A (a)	338	193,055
Biogen, Inc. (a)	98	27,416
Corteva, Inc.	1,925	89,743
Exact Sciences Corp. (a)	200	26,356
Exelixis, Inc. (a)	1,462	33,027
Gilead Sciences, Inc.	436	28,179
Guardant Health, Inc. (a)	255	38,926
Illumina, Inc. (a)	33	12,674
Incyte Corp. (a)	134	10,890
Iovance Biotherapeutics, Inc. (a)	226	7,155
Moderna, Inc. (a)	255	33,392
Regeneron Pharmaceuticals, Inc. (a)	185	87,531
Royalty Pharma PLC Class A (b)	680	29,662
Seagen, Inc. (a)	223	30,966
United Therapeutics Corp. (a)	215	35,963
Vertex Pharmaceuticals, Inc. (a)	64	13,753
		859,478
Commercial Services — 4.5%
ADT, Inc. (b)	1,080	9,115
AMERCO	68	41,657
Automatic Data Processing, Inc.	129	24,313
Avalara, Inc. (a)	420	56,041
Booz Allen Hamilton Holding Corp.	1,126	90,677
Bright Horizons Family Solutions, Inc. (a)	177	30,347
Chegg, Inc. (a)	834	71,440
Cintas Corp.	211	72,016
CoreLogic, Inc.	1,313	104,055
CoStar Group, Inc. (a)	80	65,751
Equifax, Inc.	220	39,849
FleetCor Technologies, Inc. (a)	49	13,163
FTI Consulting, Inc. (a)	128	17,934
Gartner, Inc. (a)	162	29,573
Global Payments, Inc.	91	18,344
Grand Canyon Education, Inc. (a)	110	11,781
IHS Markit Ltd.	485	46,938
ManpowerGroup, Inc.	300	29,670
MarketAxess Holdings, Inc.	130	64,729
Moody's Corp.	129	38,521
Morningstar, Inc.	158	35,556
Paylocity Holding Corp. (a)	236	42,440
PayPal Holdings, Inc. (a)	102	24,770
Quanta Services, Inc.	3,270	287,694
Robert Half International, Inc.	602	46,998
Rollins, Inc.	1,254	43,163
S&P Global, Inc.	127	44,814
Service Corp. International	932	47,579
Square, Inc. Class A (a)	272	61,757
StoneCo Ltd. Class A (a)	785	48,058
Terminix Global Holdings, Inc. (a)	1,244	59,301
TransUnion	436	39,240
United Rentals, Inc. (a)	1,045	344,129
Verisk Analytics, Inc.	369	65,199
		2,066,612
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	760	59,911
The Estee Lauder Cos., Inc. Class A	192	55,843
		115,754

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food — 2.3%
Albertsons Cos., Inc. Class A (b)	622	$11,861
Beyond Meat, Inc. (a) (b)	324	42,159
Campbell Soup Co.	714	35,893
Conagra Brands, Inc.	1,954	73,470
Flowers Foods, Inc.	1,420	33,796
General Mills, Inc.	2,119	129,937
Grocery Outlet Holding Corp. (a)	621	22,909
The Hain Celestial Group, Inc. (a)	1,263	55,067
The Hershey Co.	273	43,178
Hormel Foods Corp.	751	35,883
Ingredion, Inc.	252	22,660
The J.M. Smucker Co.	884	111,852
Kellogg Co.	448	28,358
The Kraft Heinz Co.	1,063	42,520
The Kroger Co.	5,537	199,277
Lamb Weston Holdings, Inc.	125	9,685
McCormick & Co., Inc.	495	44,134
Mondelez International, Inc. Class A	586	34,299
Post Holdings, Inc. (a)	106	11,206
Sprouts Farmers Market, Inc. (a)	1,411	37,561
Sysco Corp.	282	22,205
US Foods Holding Corp. (a)	263	10,025
		1,057,935
Health Care – Products — 4.3%
10X Genomics, Inc. Class A (a)	316	57,196
Abbott Laboratories	217	26,005
ABIOMED, Inc. (a)	348	110,918
Adaptive Biotechnologies Corp. (a)	459	18,479
Align Technology, Inc. (a)	199	107,765
Avantor, Inc. (a)	2,423	70,097
Baxter International, Inc.	273	23,025
Bio-Techne Corp.	213	81,351
Bruker Corp.	233	14,977
The Cooper Cos., Inc.	83	31,880
Danaher Corp.	154	34,662
Dentsply Sirona, Inc.	253	16,144
Edwards Lifesciences Corp. (a)	305	25,510
Envista Holdings Corp. (a)	1,007	41,086
Globus Medical, Inc. Class A (a)	171	10,546
Haemonetics Corp. (a)	102	11,323
Hill-Rom Holdings, Inc.	120	13,258
Hologic, Inc. (a)	1,934	143,851
ICU Medical, Inc. (a)	62	12,737
IDEXX Laboratories, Inc. (a)	206	100,798
Insulet Corp. (a)	260	67,839
Intuitive Surgical, Inc. (a)	47	34,730
Masimo Corp. (a)	299	68,668
Medtronic PLC	98	11,577
Novocure Ltd. (a)	447	59,084
Penumbra, Inc. (a)	241	65,210
PerkinElmer, Inc.	579	74,280
QIAGEN NV (a)	596	29,019
Quidel Corp. (a)	352	45,031
Repligen Corp. (a)	366	71,154
ResMed, Inc.	390	75,668
Steris PLC	436	83,049
Stryker Corp.	110	26,794
Tandem Diabetes Care, Inc. (a)	416	36,712
Teleflex, Inc.	58	24,097
Thermo Fisher Scientific, Inc.	63	28,752
Varian Medical Systems, Inc. (a)	336	59,314
West Pharmaceutical Services, Inc.	406	114,403
Zimmer Biomet Holdings, Inc.	197	31,536
		1,958,525
Health Care – Services — 4.2%
Acadia Healthcare Co., Inc. (a)	1,867	106,680
Amedisys, Inc. (a)	322	85,262
Anthem, Inc.	191	68,559
Catalent, Inc. (a)	1,301	137,008
Centene Corp. (a)	1,378	88,068
Charles River Laboratories International, Inc. (a)	494	143,176
Chemed Corp.	78	35,866
DaVita, Inc. (a)	1,824	196,573
Encompass Health Corp.	914	74,857
HCA Healthcare, Inc.	372	70,062
Humana, Inc.	274	114,875
IQVIA Holdings, Inc. (a)	241	46,547
Laboratory Corp. of America Holdings (a)	611	155,823
Molina Healthcare, Inc. (a)	1,406	328,667
PPD, Inc. (a)	444	16,801
Quest Diagnostics, Inc.	879	112,811
Syneos Health, Inc. (a)	490	37,167
Teladoc Health, Inc. (a) (b)	288	52,344
UnitedHealth Group, Inc.	49	18,231
Universal Health Services, Inc. Class B	261	34,815
		1,924,192

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.8%
Avery Dennison Corp.	452	$83,010
Church & Dwight Co., Inc.	870	75,994
The Clorox Co.	674	130,001
Kimberly-Clark Corp.	319	44,357
Reynolds Consumer Products, Inc.	320	9,530
Spectrum Brands Holdings, Inc.	498	42,330
		385,222
Pharmaceuticals — 2.5%
AbbVie, Inc.	271	29,328
AmerisourceBergen Corp.	861	101,658
Becton Dickinson and Co.	34	8,267
Bristol-Myers Squibb Co.	202	12,752
Cardinal Health, Inc.	1,192	72,414
Cigna Corp.	308	74,456
CVS Health Corp.	538	40,474
DexCom, Inc. (a)	211	75,831
Elanco Animal Health, Inc. (a)	606	17,847
Eli Lilly and Co.	163	30,452
Henry Schein, Inc. (a)	647	44,798
Herbalife Nutrition Ltd. (a)	529	23,466
Horizon Therapeutics PLC (a)	1,862	171,378
Jazz Pharmaceuticals PLC (a)	180	29,587
McKesson Corp.	1,422	277,347
Perrigo Co. PLC	297	12,020
Pfizer, Inc.	372	13,478
PRA Health Sciences, Inc. (a)	230	35,266
Premier, Inc. Class A	259	8,767
Viatris, Inc. (a)	976	13,635
Zoetis, Inc.	272	42,834
		1,136,055
		9,892,692
Energy — 1.1%
Energy – Alternate Sources — 0.5%
Enphase Energy, Inc. (a)	578	93,729
First Solar, Inc. (a)	627	54,737
SolarEdge Technologies, Inc. (a)	360	103,478
		251,944
Oil & Gas — 0.4%
Cabot Oil & Gas Corp.	2,899	54,443
EQT Corp.	6,572	122,108
		176,551
Oil & Gas Services — 0.0%
Baker Hughes Co.	504	10,891
Pipelines — 0.2%
Antero Midstream Corp.	1,445	13,048
Cheniere Energy, Inc. (a)	459	33,053
The Williams Cos., Inc.	1,513	35,843
		81,944
		521,330
Financial — 12.4%
Banks — 2.6%
The Bank of New York Mellon Corp.	271	12,816
Bank OZK	690	28,186
Citizens Financial Group, Inc.	775	34,216
Comerica, Inc.	182	13,057
Commerce Bancshares, Inc.	432	33,095
Cullen/Frost Bankers, Inc.	154	16,749
East West Bancorp, Inc.	556	41,033
Fifth Third Bancorp	1,124	42,094
First Citizens BancShares, Inc. Class A	49	40,953
First Republic Bank	413	68,868
The Goldman Sachs Group, Inc.	257	84,039
Huntington Bancshares, Inc.	1,488	23,391
KeyCorp	1,096	21,898
M&T Bank Corp.	80	12,129
Morgan Stanley	1,812	140,720
Northern Trust Corp.	288	30,272
Pinnacle Financial Partners, Inc.	203	17,998
The PNC Financial Services Group, Inc.	138	24,207
Popular, Inc.	336	23,627
Prosperity Bancshares, Inc.	144	10,784
Regions Financial Corp.	2,680	55,369
Signature Bank	83	18,766
State Street Corp.	570	47,886
SVB Financial Group (a)	513	253,248
Synovus Financial Corp.	436	19,947
Truist Financial Corp.	214	12,480
Western Alliance Bancorp	527	49,770
Zions Bancorp NA	236	12,970
		1,190,568

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc.	362	$53,949
Air Lease Corp.	247	12,103
Ally Financial, Inc.	2,254	101,903
American Express Co.	156	22,065
Ameriprise Financial, Inc.	591	137,378
Apollo Global Management, Inc.	547	25,714
BlackRock, Inc.	85	64,087
Capital One Financial Corp.	299	38,042
The Charles Schwab Corp.	391	25,485
Discover Financial Services	593	56,329
Evercore, Inc. Class A	738	97,224
Franklin Resources, Inc.	426	12,610
Interactive Brokers Group, Inc. Class A	1,245	90,935
Intercontinental Exchange, Inc.	336	37,524
Invesco Ltd.	1,726	43,530
Jefferies Financial Group, Inc.	3,715	111,821
Lazard Ltd. Class A	881	38,332
LPL Financial Holdings, Inc.	436	61,982
Nasdaq, Inc.	396	58,394
OneMain Holdings, Inc.	665	35,724
Raymond James Financial, Inc.	751	92,043
Rocket Cos., Inc. Class A (b)	1,846	42,624
Santander Consumer USA Holdings, Inc.	547	14,802
SLM Corp.	6,373	114,523
Synchrony Financial	942	38,302
T. Rowe Price Group, Inc.	517	88,717
Tradeweb Markets, Inc. Class A	804	59,496
Virtu Financial, Inc. Class A	626	19,437
The Western Union Co.	537	13,242
		1,608,317
Insurance — 3.6%
Aflac, Inc.	697	35,672
Alleghany Corp. (a)	17	10,647
The Allstate Corp.	524	60,208
American Financial Group, Inc.	197	22,478
American International Group, Inc.	380	17,560
Aon PLC Class A	100	23,011
Arch Capital Group Ltd. (a)	535	20,528
Arthur J Gallagher & Co.	764	95,324
Assurant, Inc.	548	77,690
Athene Holding Ltd. Class A (a)	498	25,099
Axis Capital Holdings Ltd.	283	14,028
Berkshire Hathaway, Inc. Class B (a)	68	17,372
Brighthouse Financial, Inc. (a)	274	12,125
Brown & Brown, Inc.	1,122	51,287
Chubb Ltd.	265	41,862
Cincinnati Financial Corp.	164	16,907
Erie Indemnity Co. Class A	236	52,135
Everest Re Group Ltd.	111	27,507
Fidelity National Financial, Inc.	482	19,598
First American Financial Corp.	472	26,739
Globe Life, Inc.	270	26,090
The Hanover Insurance Group, Inc.	137	17,736
The Hartford Financial Services Group, Inc.	393	26,248
Kemper Corp.	430	34,280
Lincoln National Corp.	174	10,835
Loews Corp.	453	23,230
Markel Corp. (a)	31	35,328
Marsh & McLennan Cos., Inc.	252	30,694
Mercury General Corp.	270	16,419
MetLife, Inc.	1,105	67,173
MGIC Investment Corp.	1,148	15,900
Old Republic International Corp.	954	20,835
Primerica, Inc.	204	30,155
Principal Financial Group, Inc.	1,076	64,517
The Progressive Corp.	2,728	260,824
Prudential Financial, Inc.	432	39,355
Reinsurance Group of America, Inc.	73	9,202
RenaissanceRe Holdings Ltd.	169	27,082
The Travelers Cos., Inc.	641	96,406
Unum Group	434	12,078
Voya Financial, Inc.	471	29,974
W.R. Berkley Corp.	475	35,791
Willis Towers Watson PLC	149	34,103
		1,632,032
Private Equity — 0.1%
KKR & Co., Inc.	1,007	49,192
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	878	69,458
Jones Lang LaSalle, Inc. (a)	75	13,428

		82,886

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.4%
AGNC Investment Corp.	2,041	$34,207
Alexandria Real Estate Equities, Inc.	165	27,109
American Campus Communities, Inc.	247	10,663
American Homes 4 Rent Class A	917	30,573
American Tower Corp.	67	16,017
Americold Realty Trust (b)	505	19,427
Apartment Income REIT Corp.	213	9,108
Apartment Investment and Management Co. Class A	213	1,308
AvalonBay Communities, Inc.	70	12,916
Camden Property Trust	173	19,014
CoreSite Realty Corp.	215	25,768
Corporate Office Properties Trust	453	11,927
Crown Castle International Corp.	215	37,008
CubeSmart	818	30,945
CyrusOne, Inc.	407	27,562
Digital Realty Trust, Inc.	427	60,139
Duke Realty Corp.	1,208	50,651
Equinix, Inc.	70	47,571
Equity Commonwealth	516	14,345
Equity LifeStyle Properties, Inc.	163	10,373
Equity Residential	138	9,885
Essex Property Trust, Inc.	56	15,223
Extra Space Storage, Inc.	363	48,116
First Industrial Realty Trust, Inc.	499	22,849
Gaming and Leisure Properties, Inc.	730	30,974
Healthcare Trust of America, Inc. Class A	331	9,129
Healthpeak Properties, Inc.	554	17,584
Host Hotels & Resorts, Inc.	870	14,659
Invitation Homes, Inc.	620	19,834
Iron Mountain, Inc.	553	20,467
Lamar Advertising Co. Class A	160	15,027
Life Storage, Inc.	354	30,426
Medical Properties Trust, Inc.	1,016	21,620
Mid-America Apartment Communities, Inc.	197	28,439
Omega Healthcare Investors, Inc.	317	11,612
Prologis, Inc.	330	34,980
Public Storage	157	38,741
Realty Income Corp.	174	11,049
Rexford Industrial Realty, Inc.	354	17,842
SBA Communications Corp.	154	42,743
STORE Capital Corp.	320	10,720
Sun Communities, Inc.	101	15,154
UDR, Inc.	259	11,360
Ventas, Inc.	385	20,536
VICI Properties, Inc. (b)	1,561	44,083
Welltower, Inc.	155	11,103
Weyerhaeuser Co.	650	23,140
WP Carey, Inc.	243	17,195
		1,111,121
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	872	11,005
		5,685,121
Industrial — 17.8%
Aerospace & Defense — 0.6%
General Dynamics Corp.	143	25,963
HEICO Corp.	90	11,322
HEICO Corp. Class A	301	34,194
Howmet Aerospace, Inc.	1,374	44,147
L3 Harris Technologies, Inc.	146	29,591
Lockheed Martin Corp.	61	22,539
Northrop Grumman Corp.	75	24,273
Teledyne Technologies, Inc. (a)	111	45,915
TransDigm Group, Inc. (a)	43	25,281
		263,225
Building Materials — 1.8%
Carrier Global Corp.	2,084	87,986
Eagle Materials, Inc.	207	27,823
Fortune Brands Home & Security, Inc.	1,428	136,831
Johnson Controls International PLC	1,614	96,307
Lennox International, Inc.	222	69,173
Martin Marietta Materials, Inc.	108	36,269
Masco Corp.	1,653	99,015
MDU Resources Group, Inc.	569	17,986
Owens Corning	1,101	101,391
Trex Co., Inc. (a)	1,059	96,941
Vulcan Materials Co.	212	35,775
		805,497

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	532	$67,952
Emerson Electric Co.	538	48,538
Generac Holdings, Inc. (a)	540	176,823
Littelfuse, Inc.	176	46,542
Universal Display Corp.	97	22,967
		362,822
Electronics — 2.2%
Agilent Technologies, Inc.	632	80,352
Allegion PLC	138	17,335
Amphenol Corp. Class A	1,002	66,102
Arrow Electronics, Inc. (a)	752	83,337
Fortive Corp.	745	52,627
Garmin Ltd.	448	59,069
Honeywell International, Inc.	151	32,777
Hubbell, Inc.	312	58,310
Jabil, Inc.	823	42,928
Keysight Technologies, Inc. (a)	412	59,081
Mettler-Toledo International, Inc. (a)	78	90,144
nVent Electric PLC	421	11,750
Sensata Technologies Holding PLC (a)	322	18,660
SYNNEX Corp.	994	114,151
Trimble, Inc. (a)	1,790	139,244
Vontier Corp. (a)	1,141	34,538
Waters Corp. (a)	94	26,712
Woodward, Inc.	107	12,907
		1,000,024
Engineering & Construction — 0.5%
AECOM (a)	1,416	90,780
frontdoor, Inc. (a)	306	16,447
Jacobs Engineering Group, Inc.	917	118,541
		225,768
Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	115	9,667
Pentair PLC	1,120	69,798
Republic Services, Inc.	505	50,172
Stericycle, Inc. (a)	254	17,147
Waste Management, Inc.	430	55,479
		202,263
Hand & Machine Tools — 0.8%
Lincoln Electric Holdings, Inc.	506	62,208
MSA Safety, Inc.	178	26,703
Regal Beloit Corp.	969	138,257
Snap-on, Inc.	284	65,530
Stanley Black & Decker, Inc.	380	75,875
		368,573
Machinery – Construction & Mining — 0.5%
BWX Technologies, Inc.	180	11,869
Caterpillar, Inc.	463	107,356
Oshkosh Corp.	198	23,495
Vertiv Holdings Co.	5,245	104,900
		247,620
Machinery – Diversified — 2.3%
AGCO Corp.	902	129,572
Cognex Corp.	671	55,686
Deere & Co.	509	190,437
Dover Corp.	456	62,531
Graco, Inc.	1,110	79,498
IDEX Corp.	241	50,446
Ingersoll Rand, Inc. (a)	809	39,811
The Middleby Corp. (a)	495	82,046
Nordson Corp.	291	57,816
Otis Worldwide Corp.	852	58,320
Rockwell Automation, Inc.	302	80,163
The Toro Co.	499	51,467
Westinghouse Air Brake Technologies Corp.	331	26,202
Xylem, Inc.	755	79,411
		1,043,406
Metal Fabricate & Hardware — 0.3%
The Timken Co.	1,395	113,232
Valmont Industries, Inc.	202	48,010
		161,242

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 2.0%
3M Co.	152	$29,287
A.O. Smith Corp.	1,230	83,160
Axon Enterprise, Inc. (a)	456	64,943
Carlisle Cos., Inc.	162	26,662
Donaldson Co., Inc.	324	18,844
Eaton Corp. PLC	1,031	142,567
General Electric Co.	1,716	22,531
Illinois Tool Works, Inc.	233	51,614
ITT, Inc.	334	30,364
Parker-Hannifin Corp.	472	148,883
Textron, Inc.	1,325	74,306
Trane Technologies PLC	1,176	194,699
Trinity Industries, Inc.	761	21,681
		909,541
Packaging & Containers — 2.1%
Amcor PLC	9,029	105,459
AptarGroup, Inc.	365	51,709
Ball Corp.	1,490	126,263
Berry Global Group, Inc. (a)	2,104	129,186
Crown Holdings, Inc.	1,948	189,034
Graphic Packaging Holding Co.	1,816	32,978
Packaging Corp. of America	836	112,425
Sealed Air Corp.	1,283	58,787
Silgan Holdings, Inc.	1,222	51,361
Sonoco Products Co.	447	28,295
WestRock Co.	1,486	77,346
		962,843
Transportation — 3.5%
C.H. Robinson Worldwide, Inc.	1,583	151,066
CSX Corp.	924	89,092
Expeditors International of Washington, Inc.	929	100,044
FedEx Corp.	719	204,225
J.B. Hunt Transport Services, Inc.	533	89,581
Kansas City Southern	417	110,055
Knight-Swift Transportation Holdings, Inc.	1,584	76,174
Landstar System, Inc.	464	76,588
Norfolk Southern Corp.	356	95,593
Old Dominion Freight Line, Inc.	585	140,640
Ryder System, Inc.	916	69,295
Schneider National, Inc. Class B	935	23,347
Union Pacific Corp.	143	31,519
United Parcel Service, Inc. Class B	487	82,785
XPO Logistics, Inc. (a)	1,947	240,065
		1,580,069
		8,132,893
Technology — 14.9%
Computers — 3.1%
Accenture PLC Class A	105	29,006
Amdocs Ltd.	328	23,009
Apple, Inc.	444	54,235
CACI International, Inc. Class A (a)	121	29,846
Cognizant Technology Solutions Corp. Class A	1,342	104,837
Crowdstrike Holdings, Inc. Class A (a) (b)	425	77,567
Dell Technologies C (a)	5,150	453,972
EPAM Systems, Inc. (a)	311	123,371
Fortinet, Inc. (a)	256	47,211
Genpact Ltd.	532	22,780
Globant SA (a)	357	74,117
HP, Inc.	4,808	152,654
International Business Machines Corp.	193	25,719
Leidos Holdings, Inc.	584	56,227
Lumentum Holdings, Inc. (a)	342	31,242
NetApp, Inc.	407	29,577
Pure Storage, Inc. Class A (a)	703	15,143
Science Applications International Corp.	535	44,721
Zscaler, Inc. (a)	273	46,866
		1,442,100

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	282	$136,821
Semiconductors — 4.5%
Advanced Micro Devices, Inc. (a)	533	41,840
Analog Devices, Inc.	312	48,385
Applied Materials, Inc.	942	125,851
Broadcom, Inc.	71	32,920
Cirrus Logic, Inc. (a)	173	14,669
Cree, Inc. (a)	558	60,337
Entegris, Inc.	1,307	146,123
Inphi Corp. (a)	353	62,979
IPG Photonics Corp. (a)	247	52,102
KLA Corp.	450	148,680
Lam Research Corp.	227	135,119
Marvell Technology Group Ltd.	3,322	162,712
Maxim Integrated Products, Inc.	1,106	101,055
Microchip Technology, Inc.	530	82,267
Micron Technology, Inc. (a)	1,003	88,475
MKS Instruments, Inc.	279	51,732
Monolithic Power Systems, Inc.	274	96,780
NVIDIA Corp.	27	14,416
ON Semiconductor Corp. (a)	2,086	86,798
Qorvo, Inc. (a)	512	93,542
QUALCOMM, Inc.	385	51,047
Skyworks Solutions, Inc.	524	96,143
Teradyne, Inc.	1,107	134,700
Texas Instruments, Inc.	209	39,499
Xilinx, Inc.	617	76,446
		2,044,617
Software — 7.0%
Activision Blizzard, Inc.	784	72,912
Adobe, Inc. (a)	39	18,539
Akamai Technologies, Inc. (a)	652	66,439
Alteryx, Inc. Class A (a)	158	13,108
ANSYS, Inc. (a)	147	49,915
Aspen Technology, Inc. (a)	191	27,567
Atlassian Corp. PLC Class A (a)	340	71,658
Autodesk, Inc. (a)	203	56,261
Bill.com Holdings, Inc. (a)	425	61,838
Black Knight, Inc. (a)	809	59,858
Broadridge Financial Solutions, Inc.	435	66,599
Cadence Design Systems, Inc. (a)	1,060	145,209
CDK Global, Inc.	200	10,812
Ceridian HCM Holding, Inc. (a)	514	43,315
Cerner Corp.	431	30,980
Change Healthcare, Inc. (a)	1,647	36,399
Citrix Systems, Inc.	416	58,390
Cloudflare, Inc. Class A (a)	443	31,125
Concentrix Corp. (a)	425	63,631
Coupa Software, Inc. (a)	234	59,548
Datadog, Inc. Class A (a)	598	49,837
DocuSign, Inc. (a)	318	64,379
Dropbox, Inc. Class A (a)	711	18,955
Dynatrace, Inc. (a)	438	21,129
Elastic NV (a)	325	36,140
Electronic Arts, Inc.	592	80,139
Everbridge, Inc. (a)	228	27,629
Fair Isaac Corp. (a)	118	57,354
Fastly, Inc. Class A (a) (b)	500	33,640
Fidelity National Information Services, Inc.	94	13,217
Fiserv, Inc. (a)	89	10,595
Five9, Inc. (a)	422	65,971
Guidewire Software, Inc. (a)	150	15,245
HubSpot, Inc. (a)	191	86,754
Intuit, Inc.	128	49,032
Jack Henry & Associates, Inc.	213	32,316
Manhattan Associates, Inc. (a)	296	34,744
Microsoft Corp.	124	29,235
MongoDB, Inc. (a)	210	56,160
MSCI, Inc.	227	95,177
Nuance Communications, Inc. (a)	2,247	98,059
Oracle Corp.	225	15,788
PagerDuty, Inc. (a) (b)	269	10,822
Paychex, Inc.	398	39,012
Paycom Software, Inc. (a)	151	55,879
Pegasystems, Inc.	214	24,469
PTC, Inc. (a)	537	73,918

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RealPage, Inc. (a)	483	$42,118
RingCentral, Inc. Class A (a)	260	77,449
Roper Technologies, Inc.	126	50,821
salesforce.com, Inc. (a)	86	18,221
ServiceNow, Inc. (a)	103	51,511
Slack Technologies, Inc. Class A (a)	631	25,638
Smartsheet, Inc. Class A (a)	302	19,304
Splunk, Inc. (a)	189	25,606
SS&C Technologies Holdings, Inc	810	56,595
Synopsys, Inc. (a)	501	124,138
Take-Two Interactive Software, Inc. (a)	501	88,527
Twilio, Inc. Class A (a)	220	74,967
Tyler Technologies, Inc. (a)	151	64,104
Veeva Systems, Inc. Class A (a)	331	86,470
VMware, Inc. Class A (a)	134	20,160
Workday, Inc. Class A (a)	171	42,482
Zoom Video Communications, Inc. Class A (a)	90	28,916
Zynga, Inc. Class A (a)	5,300	54,113
		3,190,838
		6,814,376
Utilities — 2.8%
Electric — 2.4%
AES Corp.	4,139	110,967
Alliant Energy Corp.	559	30,275
Ameren Corp.	766	62,322
American Electric Power Co., Inc.	287	24,309
CenterPoint Energy, Inc.	1,435	32,503
CMS Energy Corp.	715	43,772
Consolidated Edison, Inc.	382	28,574
Dominion Energy, Inc.	327	24,839
DTE Energy Co.	516	68,700
Duke Energy Corp.	645	62,262
Edison International	249	14,591
Entergy Corp.	386	38,395
Evergy, Inc.	441	26,253
Eversource Energy	573	49,616
Exelon Corp.	1,415	61,892
IDACORP, Inc.	98	9,797
NextEra Energy, Inc.	493	37,276
NRG Energy, Inc.	438	16,526
OGE Energy Corp.	262	8,478
PG&E Corp. (a)	2,638	30,891
Pinnacle West Capital Corp.	362	29,449
PPL Corp.	793	22,870
Public Service Enterprise Group, Inc.	1,026	61,776
Sempra Energy	178	23,599
The Southern Co.	707	43,947
Vistra Corp.	807	14,268
WEC Energy Group, Inc.	560	52,410
Xcel Energy, Inc.	1,088	72,363
		1,102,920
Gas — 0.2%
Atmos Energy Corp.	163	16,112
National Fuel Gas Co.	257	12,847
NiSource, Inc.	1,026	24,737
UGI Corp.	456	18,701
		72,397
Water — 0.2%
American Water Works Co., Inc.	575	86,204
Essential Utilities, Inc.	280	12,530
		98,734
		1,274,051

TOTAL COMMON STOCK (Cost $42,162,581)		45,623,338

TOTAL EQUITIES (Cost $42,162,581)		45,623,338

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	55,400	$55,400

TOTAL MUTUAL FUNDS (Cost $55,400)		55,400

TOTAL LONG-TERM INVESTMENTS (Cost $42,217,981)		45,678,738

TOTAL INVESTMENTS — 100.0% (Cost $42,217,981) (d)		45,678,738

Other Assets/(Liabilities) — (0.0)%		(175)

NET ASSETS — 100.0%		$45,678,563

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $772,331 or 1.69% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $733,283 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value

Equities — 1.1%
Common Stock — 1.1%

Energy — 1.1%
Oil & Gas — 1.1%
Fieldwood Energy LLC (a)	3,193	$—
Fieldwood Energy LLC (a)	13,011	—
Tourmaline Oil Corp.	45,264	861,553
Tourmaline Oil Corp. (Escrow Shares) (a) (b) (c)	195,880	155,869

TOTAL COMMON STOCK (Cost $1,191,070)		1,017,422

TOTAL EQUITIES (Cost $1,191,070)		1,017,422

	Principal Amount	Value

Bonds & Notes — 97.0%
Bank Loans — 13.0%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.712% VRN 8/21/26	$468,621	$449,487

Aerospace & Defense — 1.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan,
0.000% 4/20/28 (d)	506,512	518,385
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/01/28	627,323	621,496

		1,139,881

Chemicals — 0.7%
Consolidated Energy Finance, SA, Term Loan B, 1 mo. USD LIBOR + 2.500%
2.609% VRN 5/07/25	693,635	676,295

Commercial Services — 1.2%
City Brewing Company, LLC, Term Loan B,
0.000% 3/31/28 (d)	233,168	233,168
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	903,708	890,252

		1,123,420

Entertainment — 0.3%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	259,676	256,835

Health Care – Services — 0.5%
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%, 3 mo. USD LIBOR + 4.250%
4.357% - 5.295% VRN 7/09/25	471,000	466,879

Oil & Gas — 0.0%
Fieldwood Energy LLC, Exit 2nd Lien Term Loan, 12 mo. USD LIBOR + 0.000%
0.000% VRN4/11/23 (e)	387,384	17,917

Packaging & Containers — 2.7%
BWAY Holding Co., 2017 Term Loan B, 3 mo. USD LIBOR + 3.250%
3.443% VRN 4/03/24	1,178,374	1,151,861
Flex Acquisition Company, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 2/23/28	619,310	610,893
Proampac PG Borrower LLC, 2020 Term Loan, 1 mo. USD LIBOR + 4.000%, 3 mo. USD LIBOR + 4.000%
5.000% VRN 11/03/25	681,195	680,234
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. USD LIBOR + 3.000%
4.000% VRN 10/17/24	160,890	159,106

		2,602,094
Retail — 0.5%
Great Outdoors Group LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	468,969	469,203

Software — 5.4%
Banff Merger Sub, Inc., 2021 USD Term Loan, 1 mo. USD LIBOR + 3.750%
3.859% VRN 10/02/25	763,358	759,541
Cvent, Inc., 1st Lien Term Loan, 2 mo. USD LIBOR + 3.750%
3.900% VRN 11/29/24	778,411	756,250
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	1,679,768	1,644,560
USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	1,400,000	1,405,250
Renaissance Holding Corp., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.203% VRN 5/29/26	539,037	536,881

		5,102,482

TOTAL BANK LOANS (Cost $12,424,123)		12,304,493

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Corporate Debt — 84.0%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc.
7.750% 4/15/28 (f)	$301,000	$298,390
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250% 1/15/29 (f)	141,000	135,744
Terrier Media Buyer, Inc.
8.875% 12/15/27 (f)	523,000	562,774

		996,908

Aerospace & Defense — 2.6%
TransDigm, Inc.
4.625% 1/15/29 (f)	160,000	157,566
6.250% 3/15/26 (f)	316,000	334,929
6.375% 6/15/26	154,000	159,198
8.000% 12/15/25 (f)	255,000	277,695
Triumph Group, Inc.
6.250% 9/15/24 (f)	306,000	310,498
7.750% 8/15/25	1,243,000	1,249,215

		2,489,101
Airlines — 1.6%
American Airlines, Inc.
11.750% 7/15/25 (f)	379,000	468,539
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (f)	535,000	557,737
5.750% 4/20/29 (f)	229,000	244,068
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (f)	265,000	290,175

		1,560,519

Auto Manufacturers — 4.5%
Ford Motor Co.
7.450% 7/16/31	472,000	595,112
8.500% 4/21/23	312,000	347,880
9.000% 4/22/25	241,000	291,879
9.625% 4/22/30	726,000	1,013,162
Ford Motor Credit Co. LLC
4.125% 8/17/27	289,000	298,392
4.134% 8/04/25	200,000	209,185
4.542% 8/01/26	1,039,000	1,099,470
JB Poindexter & Co., Inc.
7.125% 4/15/26 (f)	435,000	459,469

		4,314,549

Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.
4.875% 8/15/26 (f)	170,000	174,463
American Axle & Manufacturing, Inc.
6.500% 4/01/27	219,000	227,212
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (f)	467,000	502,847

		904,522

Building Materials — 0.4%
Cornerstone Building Brands, Inc.
6.125% 1/15/29 (f)	171,000	182,115
CP Atlas Buyer, Inc.
7.000% 12/01/28 (f)	208,000	218,618

		400,733

Chemicals — 1.4%
CF Industries, Inc.
4.950% 6/01/43	63,000	72,156
5.375% 3/15/44	240,000	284,700
Consolidated Energy Finance SA
6.875% 6/15/25 (f)	815,000	830,281
Nouryon Holding BV
8.000% 10/01/26 (f)	141,000	149,783

		1,336,920

Coal — 2.3%
Peabody Energy Corp.
8.500% 12/31/24 (f)	583,000	244,860
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (f)	656,000	601,880
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.500% 6/15/25 (f)	759,000	788,411
Warrior Met Coal, Inc.
8.000% 11/01/24 (f)	534,000	547,350

		2,182,501

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.6%
Alta Equipment Group, Inc.
5.625% 4/15/26 (f) (g)	$60,000	$60,825
NESCO Holdings II, Inc.
5.500% 4/15/29 (f) (g)	43,000	44,097
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (f)	487,000	506,962

		611,884
Computers — 1.3%
Banff Merger Sub, Inc.
9.750% 9/01/26 (f)	466,000	496,560
Diebold Nixdorf, Inc.
9.375% 7/15/25 (f)	675,000	751,781

		1,248,341

Distribution & Wholesale — 1.3%
Core & Main Holdings LP
8.625% 9/15/24 (f)	155,000	157,325
Core & Main LP
6.125% 8/15/25 (f)	313,000	321,244
Resideo Funding, Inc.
6.125% 11/01/26 (f)	433,000	456,127
Univar Solutions USA, Inc.
5.125% 12/01/27 (f)	254,000	264,317

		1,199,013

Diversified Financial Services — 3.3%
Alliance Data Systems Corp.
4.750% 12/15/24 (f)	767,000	787,134
7.000% 1/15/26 (f)	169,000	180,864
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (f)	1,445,880	1,386,599
OneMain Finance Corp.
4.000% 9/15/30	169,000	164,352
5.375% 11/15/29	552,000	587,190

		3,106,139

Electric — 1.7%
FirstEnergy Corp.
2.250% 9/01/30	148,000	137,270
5.350% STEP 7/15/47	352,000	395,357
7.375% 11/15/31	48,000	64,186
PG&E Corp.
5.000% 7/01/28	567,000	599,021
Pike Corp.
5.500% 9/01/28 (f)	447,000	454,823

		1,650,657

Engineering & Construction — 0.5%
Arcosa, Inc. Co.
4.375% 4/15/29 (f) (g)	108,000	108,000
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (f)	323,000	361,760

		469,760

Entertainment — 2.1%
Banijay Entertainment SASU
5.375% 3/01/25 (f)	241,000	248,832
Caesars Entertainment, Inc.
8.125% 7/01/27 (f)	443,000	488,718
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250% 10/15/25 (f)	266,000	268,305
CCM Merger, Inc.
6.375% 5/01/26 (f)	193,000	204,941
Live Nation Entertainment, Inc.
4.750% 10/15/27 (f)	407,000	410,052
Scientific Games International, Inc.
7.250% 11/15/29 (f)	187,000	202,895
8.250% 3/15/26 (f)	37,000	39,683
8.625% 7/01/25 (f)	147,000	159,818

		2,023,244

Food — 3.9%
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (f)	824,000	905,617
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (f)	826,000	914,171
6.500% 4/15/29 (f)	1,094,000	1,235,673
Kraft Heinz Foods Co.
4.250% 3/01/31	204,000	224,662
6.875% 1/26/39	206,000	283,218
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (f)	161,000	162,412

		3,725,753

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.750% 8/15/28 (f)	$230,000	$231,725

Health Care – Services — 1.9%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (f)	108,000	105,505
Molina Healthcare, Inc.
4.375% 6/15/28 (f)	200,000	205,792
Radiology Partners, Inc.
9.250% 2/01/28 (f)	300,000	326,625
Tenet Healthcare Corp.
4.625% 7/15/24	400,000	406,700
4.625% 9/01/24 (f)	323,000	332,286
6.125% 10/01/28 (f)	350,000	364,525
US Acute Care Solutions LLC
6.375% 3/01/26 (f)	99,000	102,713

		1,844,146

Home Builders — 2.7%
Brookfield Residential Properties, Inc.
6.375% 5/15/25 (f)	491,000	502,661
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875% 2/15/30 (f)	261,000	261,162
Empire Communities Corp.
7.000% 12/15/25 (f)	123,000	129,611
M/I Homes, Inc.
4.950% 2/01/28	368,000	381,110
Mattamy Group Corp.
4.625% 3/01/30 (f)	668,000	663,511
STL Holding Co. LLC
7.500% 2/15/26 (f)	440,000	457,600
TRI Pointe Group, Inc.
5.700% 6/15/28	153,000	169,097

		2,564,752

Insurance — 0.5%
AssuredPartners, Inc.
5.625% 1/15/29 (f)	152,000	154,888
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (f)	293,000	314,243

		469,131

Internet — 1.6%
Endure Digital, Inc.
6.000% 2/15/29 (f)	350,000	341,687
Netflix, Inc.
5.375% 11/15/29 (f)	523,000	618,474
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
6.000% 2/15/28 (f)	171,000	170,573
10.750% 6/01/28 (f)	169,000	190,919
Uber Technologies, Inc.
6.250% 1/15/28 (f)	174,000	188,127

		1,509,780

Iron & Steel — 0.4%
United States Steel Corp.
6.875% 3/01/29	361,000	370,025

Leisure Time — 2.2%
Carlson Travel, Inc.
6.750% 12/15/25 (f)	296,000	270,840
11.500% 12/15/26 (f)	894,257	679,635
Carnival Corp.
5.750% 3/01/27 (f)	487,000	500,617
NCL Corp. Ltd.
5.875% 3/15/26 (f)	499,000	505,682
NCL Finance Ltd.
6.125% 3/15/28 (f)	94,000	95,762

		2,052,536

Lodging — 1.6%
Wyndham Destinations, Inc.
6.625% 7/31/26 (f)	213,000	241,830
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (f)	185,000	187,127
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500% 3/01/25 (f)	740,000	781,810
Wynn Macau Ltd.
5.125% 12/15/29 (f)	268,000	274,700

		1,485,467

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.4%
Clark Equipment Co.
5.875% 6/01/25 (f)	$321,000	$339,458

Media — 4.7%
Altice Financing SA
5.000% 1/15/28 (f)	316,000	312,464
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (f)	236,000	244,555
Clear Channel Worldwide Holdings, Inc.
5.125% 8/15/27 (f)	313,000	315,050
9.250% 2/15/24	209,000	217,423
DISH DBS Corp.
7.750% 7/01/26	217,000	239,026
DISH Network Corp.
3.375% 8/15/26	680,000	653,684
iHeartCommunications, Inc.
8.375% 5/01/27	482,000	517,547
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (f)	465,000	473,193
6.750% 10/15/27 (f)	314,000	334,771
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
8.000% 11/30/24 (f)	359,000	362,159
Midcontinent Communications / Midcontinent Finance Corp.
5.375% 8/15/27 (f)	205,000	213,139
Nexstar Broadcasting, Inc.
4.750% 11/01/28 (f)	118,000	119,243
Virgin Media Finance PLC
5.000% 7/15/30 (f)	147,000	146,816
Virgin Media Secured Finance PLC
4.500% 8/15/30 (f)	280,000	282,450

		4,431,520

Mining — 4.6%
Compass Minerals International, Inc.
4.875% 7/15/24 (f)	294,000	304,725
6.750% 12/01/27 (f)	192,000	205,440
First Quantum Minerals Ltd.
6.875% 10/15/27 (f)	600,000	643,500
7.250% 4/01/23 (f)	659,000	670,532
7.500% 4/01/25 (f)	647,000	668,027
Freeport-McMoRan, Inc.
4.125% 3/01/28	69,000	72,533
4.375% 8/01/28	359,000	380,809
4.625% 8/01/30	200,000	217,645
Hecla Mining Co.
7.250% 2/15/28	423,000	453,668
Hudbay Minerals, Inc.
6.125% 4/01/29 (f)	147,000	156,923
Kinross Gold Corp.
6.875% 9/01/41	476,000	618,104
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125% 11/01/22 (e) (f)	884,000	88

		4,391,994

Miscellaneous - Manufacturing — 0.8%
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (f)	700,000	733,250

Oil & Gas — 9.7%
Antero Resources Corp.
7.625% 2/01/29 (f)	62,000	66,030
8.375% 7/15/26 (f)	156,000	171,990
Apache Corp.
4.750% 4/15/43	65,000	60,288
5.100% 9/01/40	130,000	127,075
5.350% 7/01/49	197,000	188,135
Chesapeake Energy Corp.
5.500% 2/01/26 (f)	90,000	93,681
5.875% 2/01/29 (f)	182,000	192,920
Comstock Resources, Inc.
6.750% 3/01/29 (f)	126,000	129,150
Continental Resources, Inc.
4.375% 1/15/28	168,000	177,416
CVR Energy, Inc.
5.750% 2/15/28 (f)	1,323,000	1,286,617
EQT Corp.
8.500% STEP 2/01/30	55,000	70,142

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000% 12/01/24 (f)	$79,000	$79,593
5.750% 10/01/25 (f)	43,000	43,108
6.250% 11/01/28 (f)	365,000	375,950
MEG Energy Corp.
7.125% 2/01/27 (f)	379,000	397,002
Murphy Oil Corp.
6.375% 7/15/28	182,000	182,227
Nabors Industries Ltd.
7.250% 1/15/26 (f)	184,000	152,720
7.500% 1/15/28 (f)	119,000	97,878
Neptune Energy Bondco PLC
6.625% 5/15/25 (f)	594,000	596,227
Occidental Petroleum Corp.
2.700% 2/15/23	32,000	31,927
2.900% 8/15/24	93,000	91,969
3.500% 6/15/25	190,000	188,100
4.200% 3/15/48	31,000	24,955
4.400% 4/15/46	198,000	167,805
4.400% 8/15/49	78,000	64,740
4.500% 7/15/44	81,000	68,850
5.875% 9/01/25	178,000	189,792
6.125% 1/01/31	210,000	231,882
6.200% 3/15/40	550,000	565,125
6.375% 9/01/28	182,000	199,764
6.450% 9/15/36	215,000	237,387
6.600% 3/15/46	352,000	374,000
6.950% 7/01/24	88,000	96,562
Ovintiv Exploration, Inc.
5.375% 1/01/26	88,000	96,602
5.625% 7/01/24	56,000	61,557
Ovintiv, Inc.
6.500% 8/15/34	108,000	129,859
6.500% 2/01/38	47,000	56,829
7.200% 11/01/31	29,000	36,109
7.375% 11/01/31	89,000	113,074
8.125% 9/15/30	84,000	108,893
Parkland Corp.
5.875% 7/15/27 (f)	247,000	263,364
PBF Holding Co. LLC / PBF Finance Corp.
6.000% 2/15/28	1,474,000	1,088,917
9.250% 5/15/25 (f)	82,000	83,613
Range Resources Corp.
8.250% 1/15/29 (f)	123,000	131,610

		9,191,434

Oil & Gas Services — 0.9%
CGG SA
8.750% 4/01/27 (f) (g)	214,000	215,648
Welltec A/S
9.500% 12/01/22 (f)	683,000	672,755

		888,403

Packaging & Containers — 1.3%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (f)	781,000	781,000
Trident TPI Holdings, Inc.
9.250% 8/01/24 (f)	386,000	409,160

		1,190,160

Pharmaceuticals — 2.0%
Bausch Health Americas, Inc.
8.500% 1/31/27 (f)	250,000	277,344
Bausch Health Cos., Inc.
5.000% 1/30/28 (f)	446,000	454,563
5.250% 1/30/30 (f)	320,000	321,283
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (f)	181,000	146,610
Par Pharmaceutical, Inc.
7.500% 4/01/27 (f)	629,000	668,753

		1,868,553

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 4.1%
Buckeye Partners LP
5.850% 11/15/43	$66,000	$64,110
Cheniere Energy Partners LP
5.625% 10/01/26	325,000	339,852
DCP Midstream Operating LP
5.625% 7/15/27	216,000	234,505
6.450% 11/03/36 (f)	10,000	11,175
EnLink Midstream LLC
5.375% 6/01/29	173,000	161,755
EnLink Midstream Partners LP
4.850% 7/15/26	56,000	54,098
5.450% 6/01/47	97,000	78,242
5.600% 4/01/44	257,000	213,310
EQM Midstream Partners LP
4.500% 1/15/29 (f)	157,000	152,990
4.750% 1/15/31 (f)	142,000	137,740
6.000% 7/01/25 (f)	182,000	195,877
6.500% 7/01/27 (f)	151,000	164,175
Genesis Energy LP/Genesis Energy Finance Corp.
6.500% 10/01/25	440,000	431,310
Harvest Midstream I LP
7.500% 9/01/28 (f)	228,000	245,032
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (f)	229,000	234,969
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31 (f)	295,000	298,909
5.000% 1/15/28	33,000	34,361
5.500% 3/01/30	28,000	29,400
6.875% 1/15/29	61,000	67,204
Western Midstream Operating LP
5.300% STEP 2/01/30	145,000	157,144
5.300% 3/01/48	399,000	400,412
5.450% 4/01/44	202,000	207,151

		3,913,721

Real Estate — 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (f)	311,000	306,724

Real Estate Investment Trusts (REITS) — 2.4%
ESH Hospitality, Inc.
4.625% 10/01/27 (f)	388,000	410,364
Iron Mountain, Inc.
5.250% 7/15/30 (f)	303,000	312,635
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (f)	108,000	114,507
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	425,000	435,038
Service Properties Trust
3.950% 1/15/28	73,000	67,525
4.375% 2/15/30	115,000	105,651
4.950% 2/15/27	58,000	57,348
7.500% 9/15/25	467,000	530,522
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125% 12/15/24 (f)	45,000	46,294
7.875% 2/15/25 (f)	25,000	27,050
8.250% 10/15/23	169,000	169,423

		2,276,357

Retail — 2.7%
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (f)	260,000	269,750
L Brands, Inc.
6.750% 7/01/36	97,000	114,460
6.875% 11/01/35	299,000	356,345
LBM Acquisition LLC
6.250% 1/15/29 (f)	143,000	147,290
Macy's Retail Holdings LLC
5.875% 4/01/29 (f)	40,000	41,018
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (f)	473,000	482,460
Nordstrom, Inc.
4.000% 3/15/27	65,000	66,950
4.375% 4/01/30	65,000	66,344
5.000% 1/15/44	331,000	325,561
Party City Holdings, Inc.
8.750% 2/15/26 (f)	75,000	77,250
Staples, Inc.
7.500% 4/15/26 (f)	461,000	486,355
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (f)	145,000	146,479

		2,580,262

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 3.1%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	$335,000	$413,390
BY Crown Parent LLC
7.375% 10/15/24 (f)	191,000	194,104
Solera LLC/ Solera Finance, Inc.
10.500% 3/01/24 (f)	465,000	480,391
Veritas US, Inc./Veritas Bermuda Ltd.
10.500% 2/01/24(f)	1,796,000	1,838,655

		2,926,540

Storage & Warehousing — 1.2%
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (f)	1,111,000	1,111,000
Telecommunications — 3.3%
Avaya, Inc.
6.125% 9/15/28 (f)	107,000	113,827
CenturyLink, Inc.
5.125% 12/15/26 (f)	110,000	115,872
CommScope Technologies Finance LLC
6.000% 6/15/25 (f)	196,000	199,930
CommScope Technologies LLC
5.000% 3/15/27 (f)	174,000	172,370
CommScope, Inc.
7.125% 7/01/28 (f)	200,000	212,416
Consolidated Communications, Inc.
6.500% 10/01/28 (f)	391,000	422,331
Hughes Satellite Systems Corp.
6.625% 8/01/26	687,000	761,265
Sprint Capital Corp.
8.750% 3/15/32	126,000	186,322
Sprint Corp.
7.625% 3/01/26	386,000	472,825
Telecom Italia Capital
6.000% 9/30/34	150,000	170,122
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (f)	330,000	335,362

		3,162,642

Transportation — 1.8%
Kenan Advantage Group, Inc.
7.875% 7/31/23 (f)	1,700,000	1,695,750

TOTAL CORPORATE DEBT (Cost $76,927,573)		79,755,874

TOTAL BONDS & NOTES (Cost $89,351,696)		92,060,367

TOTAL LONG-TERM INVESTMENTS (Cost $90,542,766)		93,077,789

Short-Term Investments — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	2,711,288	2,711,288

TOTAL SHORT-TERM INVESTMENTS (Cost $2,711,288)		2,711,288

TOTAL INVESTMENTS — 100.9% (Cost $93,254,054) (i)		95,789,077

Other Assets/(Liabilities) — (0.9)%		(846,975)

NET ASSETS — 100.0%		$94,942,102

MML High Yield Fund — Portfolio of Investments (Continued)

Abbreviation Legend

STEP   Step Up Bond

VRN    Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $155,869 or 0.16% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	All or a portion of the security represents unsettled loan commitments at March 31, 2021 where the rate will be determined at time of settlement.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2021, these securities amounted to a value of $18,005 or 0.02% of net assets.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $54,845,760 or 57.77% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Maturity value of $2,711,288. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $2,765,603.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value

Bonds & Notes — 85.1%
Corporate Debt — 0.5%
Real Estate Investment Trusts (REITS) — 0.5%
SBA Tower Trust
3.168% 4/09/47 (a)	$1,500,000	$1,502,631

TOTAL CORPORATE DEBT (Cost $1,044,102)		1,502,631
Municipal Obligations — 0.0%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
1.118% FRN 4/26/27	10,638	10,655

TOTAL MUNICIPAL OBLIGATIONS (Cost $10,638)		10,655
Non-U.S. Government Agency Obligations — 53.6%
Auto Floor Plan Asset-Backed Securities — 2.9%
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class A, 1 mo. USD LIBOR + .640% 0.749% FRN 5/25/24 (a)	5,700,000	5,703,649
Series 2019-1, Class B, 1 mo. USD LIBOR + .750% 0.859% FRN 5/25/24 (a)	3,000,000	3,001,102
Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.059% FRN 5/25/24 (a)	1,300,000	1,299,904

		10,004,655
Automobile Asset-Backed Securities — 4.7%
American Credit Acceptance Receivables Trust
Series 2019-1, Class C, 3.500% 4/14/25 (a)	1,118,421	1,131,552
Series 2018-3, Class C, 3.750% 10/15/24 (a)	519,060	519,752
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	388,000	397,008
CarMax Auto Owner Trust, Series 2017-2, Class D
3.390% 10/16/23	2,400,000	2,413,539
Chesapeake Funding II LLC, Series 2018-1A, Class A2, 1 mo. USD LIBOR + .450%
0.556% FRN 4/15/30 (a)	298,965	299,148
Drive Auto Receivables Trust, Series 2019-1, Class C
3.780% 4/15/25	825,944	836,882
Exeter Automobile Receivables Trust, Series 2020-2A, Class A
1.130% 8/15/23 (a)	263,983	264,543
Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 1 mo. USD LIBOR + .500%
0.606% FRN 5/10/32 (a)	757,535	757,471
Hertz Vehicle Financing II LP
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,530,000	2,519,586
Series 2019-2A, Class C, 4.260% 5/25/25 (a)	2,525,000	2,519,884
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430% 12/16/24 (a)	260,970	262,840
OSCAR US Funding XI LLC, Series 2019-2A, Class A2
2.490% 8/10/22 (a)	385,584	386,714
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.620% 5/15/23	2,028,584	2,029,804
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230%
0.336% FRN 2/15/23	1,729,416	1,729,840

		16,068,563

Commercial Mortgage-Backed Securities — 3.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.606% FRN 7/15/35 (a)	1,000,000	993,754
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.706% FRN 12/15/36 (a)	1,297,370	1,295,750
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.806% FRN 11/15/35 (a)	1,582,000	1,581,999
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.106% FRN 10/15/36 (a)	1,645,895	1,644,354
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.856% FRN 12/15/37 (a)	308,865	308,961
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.706% FRN 5/15/36 (a)	4,000,000	4,002,504
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.106% FRN 6/15/32 (a)	950,066	950,065
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.906% FRN 5/15/36 (a)	476,000	475,851

		11,253,238

Home Equity Asset-Backed Securities — 2.6%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A4, 1 mo. USD LIBOR + .170%
0.279% FRN 3/25/36	30,320	30,274
Centex Home Equity Loan Trust
Series 2006-A, Class M1, 1 mo. USD LIBOR + .300% 0.409% FRN 6/25/36	979,292	968,523
Series 2005-D, Class M3, 1 mo. USD LIBOR + .720% 0.829% FRN 10/25/35	1,946,953	1,941,840
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%
0.399% FRN 8/25/36	1,428,689	1,414,201
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
0.724% FRN 4/25/36	3,123,034	3,092,906
RASC Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%
0.754% FRN 3/25/35	1,239,013	1,232,066

		8,679,810

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 25.3%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%
0.306% FRN 3/15/41 (a)	$179,946	$178,173
321 Henderson Receivables LLC
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 6/15/41 (a)	858,040	836,635
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 9/15/41 (a)	95,617	93,751
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 12/15/41 (a)	93,294	92,679
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 3/15/42 (a)	509,002	492,171
Affirm Asset Securitization Trust
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	3,293,788	3,320,653
Series 2020-A, Class A, 2.100% 2/18/25 (a)	6,800,000	6,871,495
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	1,951,782	1,978,210
Series 2020-A, Class B, 3.540% 2/18/25 (a)	1,000,000	1,022,072
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850%
1.091% FRN 1/15/28 (a)	2,197,790	2,197,942
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.256% FRN 6/15/28 (a)	780,000	780,239
Avant Loans Funding Trust, Series 2019-B, Class A
2.720% 10/15/26 (a)	203,385	203,662
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%
1.318% FRN 4/25/26 (a)	26,203	26,210
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890%
1.113% FRN 1/18/29 (a)	1,997,380	1,997,430
CCG Receivables Trust, Series 2018-2, Class A2
3.090% 12/15/25 (a)	157,105	158,161
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.514% FRN 8/25/36	2,080,793	2,062,847
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	690,000	688,973
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B,
3.020% VRN 2/25/27 (a) (b)	71,804	71,736
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	112,172	113,828
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.269% FRN 11/25/36	923,585	904,551
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.829% FRN 10/25/35	978,787	973,579
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	4,459,109	4,451,788
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.369% FRN 3/25/37	346,834	341,041
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.208% FRN 6/15/36 (a)	3,957,991	3,957,963
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.458% FRN 6/15/36 (a)	2,000,000	1,998,743
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.658% FRN 6/15/36 (a)	2,450,000	2,431,636
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.481% FRN 7/15/27 (a)	1,078,257	1,078,431
Lendmark Funding Trust
Series 2019-2A, Class A, 2.780% 4/20/28 (a)	6,600,000	6,779,513
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	630,000	641,572
Series 2018-2A, Class A, 4.230% 4/20/27 (a)	1,000,000	1,021,486
Long Beach Mortgage Loan Trust
Series 2004-5, Class A1, 1 mo. USD LIBOR + .320% 0.429% FRN 9/25/34	1,372,985	1,370,097
Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680% 0.789% FRN 1/25/46	485,140	479,781
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	3,200,000	3,243,700
Series 2019-4A, Class A, 2.390% 12/17/29 (a)	2,180,033	2,196,679
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	1,090,907	1,097,075
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	1,643,565	1,656,361
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	2,034,377	2,046,601
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	1,985,000	2,025,820
Series 2018-3A, Class B, 3.860% 9/15/28 (a)	62,952	63,029
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	59,593	61,486
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800%
1.041% FRN 1/15/28 (a)	2,083,470	2,083,561
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1, Class AT1
1.426% 8/15/53 (a)	2,250,000	2,253,090
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	313,333	321,615
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	894,000	893,999
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820%
1.035% FRN 10/26/27 (a)	1,034,495	1,034,576
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	141,594	142,949
PFS Financing Corp., Series 2019-B, Class B, 1 mo. USD LIBOR + .800%
0.906% FRN 9/15/23 (a)	900,000	900,665
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	2,340,000	2,378,514
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.959% FRN 2/25/23 (a)	440,000	439,474
RAMP Trust, Series 2005-EFC5, Class M2, ABS, FRN, 1 mo. USD LIBOR + .440%
0.769% FRN 10/25/35	1,360,953	1,358,096
Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1 mo. USD LIBOR + .150%
0.259% FRN 9/25/36	278,026	277,869

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	$1,817,079	$1,842,801
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	397,849	408,171
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	465,275	468,157
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	359,959	371,109
SoFi Consumer Loan Program LLC
Series 2017-4, Class A, 2.500% 5/26/26 (a)	14,589	14,608
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	24,105	24,142
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	135,082	135,302
Series 2016-2A, Class B, 4.770% VRN 10/27/25 (a) (b)	1,001,041	1,003,789
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
0.844% FRN 3/25/35	1,723,325	1,715,332
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.279% FRN 1/25/37	485,245	475,216
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 0.754% FRN 2/25/36	510,000	501,913
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 0.909% FRN 11/25/35 (a)	948,828	919,188
TLF National Tax Lien Trust, Series 2017-1A, Class A
3.090% 12/15/29 (a)	37,805	38,044
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	37,881	37,905
Upstart Securitization Trust, Series 2020-3, Class A
1.702% 11/20/30 (a)	3,052,799	3,077,136
Verizon Owner Trust., Series 2018-1A, Class A1A
2.820% 9/20/22 (a)	122,554	122,758
Westgate Resorts LLC
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	164,343	165,880
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	276,360	280,273

		85,693,931

Student Loans Asset-Backed Securities — 8.8%
Brazos Higher Education Authority, Inc.
Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 0.321% FRN 6/25/26	890,634	888,971
Series 2006-2, Class B2, 1.603% 6/25/42	1,200,000	1,178,348
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.351% FRN 3/28/68	2,542,434	2,492,262
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.731% FRN 1/15/37	388,390	347,998
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	503,000	502,744
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	28,910	28,256
DRB Prime Student Loan Trust
Series 2017-A, Class A1, 1 mo. USD LIBOR + .850% 0.959% FRN 5/27/42 (a)	817,205	817,580
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.109% FRN 4/25/40 (a)	110,500	109,502
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.159% FRN 2/26/35 (a)	100,104	95,048
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	524,298	517,748
Edsouth Indenture
No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 0.909% FRN 10/25/56 (a)	327,397	324,790
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 12/25/58 (a)	1,000,000	996,335
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
0.868% FRN 8/25/42 (a)	341,060	338,734
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.888% FRN 8/25/48 (a)	224,469	225,420
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.569% FRN 6/28/39 (a)	438,102	406,568
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
0.981% FRN 9/27/38	1,181,367	1,182,250
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	384,144	374,989
Navient Student Loan Trust
Series 2017-3A, Class A2, 1 mo. USD LIBOR + .600% 0.709% FRN 7/26/66 (a)	618,757	619,982
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.259% FRN 7/26/66 (a)	410,000	419,597
Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 1.306% FRN 12/15/28 (a)	274,704	275,157
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.659% FRN 7/25/68 (a)	2,900,000	2,902,885
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.859% FRN 12/26/40 (a)	181,929	182,680
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.357% FRN 3/23/37	854,830	729,101
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/25/38	616,300	536,579
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.451% FRN 6/25/41	286,155	253,523
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.568% FRN 10/25/40	970,195	880,853
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/41 (a)	375,000	373,633
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.414% FRN 12/15/39	1,078,850	962,203
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.464% FRN 3/15/40	1,630,699	1,479,458

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.358% FRN 10/25/28	$289,443	$287,898
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/25/70	321,627	294,219
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.428% FRN 10/25/40	340,287	314,082
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.438% FRN 1/25/41	377,329	341,842
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.518% FRN 7/25/25	189,988	188,990
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.528% FRN 1/25/55	339,860	318,017
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 0.678% FRN 1/25/40	374,993	350,794
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.688% FRN 10/25/64	259,105	245,342
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.834% FRN 12/15/38	379,993	348,727
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 0.826% FRN 1/15/37 (a)	1,169,542	1,168,081
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 0.976% FRN 7/15/36 (a)	1,461,606	1,471,599
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.256% FRN 5/15/26 (a)	342,714	343,094
Series 2014-A, Class A2A, 3.050% 5/15/26 (a)	76,920	77,393
SoFi Alternative Trust, Series 2019-C, Class PT,
2.322% VRN 1/25/45 (a) (b)	1,234,968	1,313,475
SoFi Professional Loan Program LLC
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 0.809% FRN 3/26/40 (a)	180,179	180,009
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 1.859% FRN 8/25/36 (a)	181,946	183,129
Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	437,399	438,720
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	1,386,804	1,403,499

		29,712,104

Whole Loan Collateral Collateralized Mortgage Obligations — 6.0%
Angel Oak Mortgage Trust, Series 2018-3, Class A3,
3.238% VRN 5/25/59 (a) (b)	826,574	834,798
Banc of America Funding, Series 2006-G, Class 2A1, 1 mo. USD LIBOR + .440%
0.551% FRN 7/20/36	736,110	731,287
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	4,968,256	5,062,235
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.068% FRN 8/25/49 (a)	2,233,813	2,237,990
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	751,706	763,738
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1 mo. USD LIBOR + .480%
0.589% FRN 7/25/35	949,678	946,222
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	27,707	27,744
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	129,394	130,226
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	48,252	48,343
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950%
1.059% FRN 2/25/60 (a)	1,291,735	1,293,692
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
0.729% FRN 11/25/35	1,034,321	1,024,079
Sequoia Mortgage Trust
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	60,898	61,038
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	70,145	70,350
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	172,125	172,690
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	15,829	15,836
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	5,040,000	5,041,674
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	936,326
Verus Securitization Trust, Series 2019-INV2, Class A3,
3.219% VRN 7/25/59 (a) (b)	894,965	913,066

		20,311,334

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $181,315,107)		181,723,635

U.S. Government Agency Obligations and Instrumentalities — 9.0%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.212% 2.531% 3/01/37	168,341	177,000

Whole Loans — 8.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, SOFR30A + .650% 0.667% FRN 1/25/51 (a)	1,453,000	1,452,118
Series 2020-DNA6, Class M1, SOFR30A + .900% 0.917% FRN 12/25/50 (a)	1,514,507	1,515,551

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.059% FRN 12/25/30 (a)	$1,500,000	$1,498,746
Series 2020-DNA5, Class M1, SOFR30A + 1.300% 1.317% FRN 10/25/50 (a)	846,598	847,551
Series 2020-DNA4, Class M1, 1 mo. USD LIBOR + 1.500% 1.609% FRN 8/25/50 (a)	659,791	660,115
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.209% FRN 9/25/48 (a)	1,505,000	1,510,349
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.259% FRN 12/25/30 (a)	3,800,000	3,825,202
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.817% FRN 10/25/50 (a)	504,000	507,235
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.109% FRN 6/25/50 (a)	906,214	909,259
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.109% FRN 7/25/39 (a)	6,251,277	6,257,223
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.259% FRN 9/25/31 (a)	7,306,275	7,322,615
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.409% FRN 8/25/31 (a)	4,090,317	4,093,007

		30,398,971

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $30,618,056)		30,575,971
U.S. Treasury Obligations — 22.0%
U.S. Treasury Bonds & Notes — 22.0%
U.S. Treasury Inflation Index
0.125% 7/15/24	1,542,100	1,668,239
0.125% 10/15/24	2,548,525	2,755,891
0.125% 4/15/25	607,536	657,527
0.125% 10/15/25	5,241,600	5,707,713
0.125% 7/15/26	2,782,382	3,039,208
0.125% 1/15/30	2,439,768	2,636,522
0.125% 7/15/30	816,088	884,563
0.125% 1/15/31	6,128,853	6,590,193
0.125% 2/15/51	1,004,590	1,004,747
0.250% 1/15/25	2,236,106	2,427,704
0.250% 7/15/29	3,425,342	3,764,798
0.250% 2/15/50	2,161,784	2,242,766
0.375% 7/15/25 (c)	2,889,598	3,182,113
0.375% 1/15/27	2,382,028	2,626,000
0.375% 7/15/27	2,726,460	3,022,483
0.500% 4/15/24	1,244,424	1,348,572
0.500% 1/15/28	1,351,921	1,504,329
0.625% 4/15/23	2,105,920	2,241,406
0.625% 1/15/24	2,578,139	2,794,360
0.625% 1/15/26	1,348,394	1,498,693
0.625% 2/15/43	910,080	1,023,520
0.750% 7/15/28	1,901,559	2,166,366
0.750% 2/15/42	1,099,616	1,265,481
0.750% 2/15/45	1,832,639	2,108,859
0.875% 1/15/29	2,071,640	2,373,039
0.875% 2/15/47	541,745	648,454
1.000% 2/15/48	848,496	1,048,821
1.000% 2/15/49	467,726	581,770
1.375% 2/15/44	1,010,007	1,312,792
2.000% 1/15/26	790,656	934,040
2.125% 2/15/40	363,024	518,493
2.125% 2/15/41	776,308	1,118,445
2.375% 1/15/25	2,011,933	2,356,516
2.500% 1/15/29	730,920	934,250
3.375% 4/15/32	368,375	536,072
3.625% 4/15/28	727,686	979,249
3.875% 4/15/29	2,227,372	3,123,759

		74,627,753

TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,057,656)		74,627,753

TOTAL BONDS & NOTES (Cost $287,045,559)		288,440,645

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,845,236)		1,816,671

TOTAL LONG-TERM INVESTMENTS (Cost $288,890,795)		290,257,316

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Short-Term Investments — 14.3%
Commercial Paper — 13.9%
Amcor Flexibles North American, Inc.
0.203% 4/29/21 (a)	$1,000,000	$999,856
American Electric Power Co., Inc.
0.203% 4/19/21 (a)	2,000,000	1,999,826
AT&T, Inc.
0.346% 9/21/21 (a)	4,000,000	3,994,857
BAT International Finance PLC
0.304% 4/22/21 (a)	4,000,000	3,999,587
Dominion Resources
0.203% 4/12/21	2,000,000	1,999,896
Duke Energy Corp.
0.172% 4/06/21 (a)	3,000,000	2,999,952
E.I. du Point Nemours & Co.
0.233% 5/17/21 (a)	4,000,000	3,998,914
Entergy Corp.
0.193% 4/05/21 (a)	3,000,000	2,999,955
0.254% 4/20/21 (a)	4,000,000	3,999,518
Holcim US Finance SARL & Cie
0.223% 4/23/21 (a)	4,000,000	3,999,563
Intercontinental Exchange, Inc.
0.355% 4/05/21 (a)	1,000,000	999,965
Southern Power Co.
0.193% 4/05/21 (a)	2,000,000	1,999,958
Spire, Inc.
0.193% 4/16/21 (a)	4,000,000	3,999,714
Volkswagen Credit, Inc
0.244% 4/19/21 (a)	4,000,000	3,999,652
Waste Management, Inc.
0.356% 7/01/21 (a)	5,000,000	4,996,703

		46,987,916

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (d)	1,358,916	1,358,916

TOTAL SHORT-TERM INVESTMENTS (Cost $48,343,526)		48,346,832

TOTAL INVESTMENTS — 99.9% (Cost $337,234,321) (e)		338,604,148

Other Assets/(Liabilities) — 0.1%		293,011

NET ASSETS — 100.0%		$338,897,159

Abbreviation Legend

CLO     Collateralized Loan Obligation

FRN     Floating Rate Note

VRN     Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $216,140,015 or 63.78% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.
(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	Maturity value of $1,358,916. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $1,386,104.
(e)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quaterly	2.44%	Semi-Annually	USD	1,967,000	$113,889	$98,334	$15,555

Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quaterly	USD	22,880,000	$1,137,365	$1,143,841	$(6,476)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quaterly	USD	12,590,000	565,417	603,061	(37,644)
									1,702,782	1,746,902	(44,120)
									$1,816,671	$1,845,236	$(28,565)

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/21	33	$5,300,218	$(198,624)
U.S. Treasury Note 2 Year	6/30/21	74	16,340,887	(7,121)
U.S. Treasury Note 5 Year	6/30/21	2	247,194	(397)

				$(206,142)

Short
U.S. Treasury Ultra 10 Year	6/21/21	48	$(6,936,500)	$39,500
U.S. Treasury Ultra Bond	6/21/21	11	(2,065,700)	72,294
				$111,794

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.978%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/24/22	USD	2,000,000	$29,759	$—	$29,759
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/28/23	USD	500,000	15,245	—	15,245
1.880%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/28/25	USD	2,000,000	86,149	—	86,149
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	12/24/23	USD	4,000,000	79,793	—	79,793
2.295%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	1/26/26	USD	10,000,000	152,264	—	152,264
								$363,210	—	$363,210

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/30/21	$43,803,722	$(786,653)	$—	$(786,653)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	8/31/21	64,759,039	(121,729)	—	(121,729)
0.26%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	5/28/21	33,123,588	257,278	—	257,278
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	7/30/21	55,262,635	(992,439)	—	(992,439)
0.24%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/31/21	53,965,865	(101,440)	—	(101,440)

							$(1,744,983)	$—	$(1,744,983)

Currency Legend

USD           U.S. Dollar

MML Managed Bond Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.2%
Corporate Debt — 38.0%
Aerospace & Defense — 0.7%
BAE Systems PLC
1.900% 2/15/31 (a)	$595,000	$555,896
The Boeing Co.
1.433% 2/04/24	5,060,000	5,068,906
Raytheon Technologies Corp.
4.500% 6/01/42	1,000,000	1,189,527

		6,814,329

Agriculture — 0.7%
BAT Capital Corp.
2.259% 3/25/28	725,000	713,259
4.700% 4/02/27	1,050,000	1,181,341
4.758% 9/06/49	540,000	553,235
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	2,764,000	2,937,190
Reynolds American, Inc.
5.850% 8/15/45	985,000	1,158,278

		6,543,303

Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	980,000	1,043,560
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,384,317	1,381,686
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	438,326	443,288

		2,868,534

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC
3.087% 1/09/23	1,410,000	1,432,884
4.140% 2/15/23	1,360,000	1,405,424
General Motors Co.
4.200% 10/01/27	565,000	619,732
5.150% 4/01/38	800,000	914,238
6.800% 10/01/27	1,890,000	2,343,462

		6,715,740

Banks — 5.8%
Associated Banc-Corp.
4.250% 1/15/25	2,411,000	2,596,756
Banco Santander SA
2.958% 3/25/31	1,600,000	1,589,485
Bank of America Corp.
SOFR + 2.150% 2.592% VRN 4/29/31	1,255,000	1,250,837
4.183% 11/25/27	1,090,000	1,211,563
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,305,495
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	533,744
6.110% 1/29/37	1,550,000	2,049,599
7.750% 5/14/38	400,000	612,842
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,575,000	3,579,683
Barclays Bank PLC
10.179% 6/12/21 (a)	3,351,000	3,408,541
Barclays PLC
4.337% 1/10/28	920,000	1,020,475
BPCE SA SOFR + 1.520%
1.652% VRN 10/06/26 (a)	3,635,000	3,624,993
Citigroup, Inc.
4.450% 9/29/27	450,000	506,770
6.625% 6/15/32	375,000	496,045
Credit Suisse AG
6.500% 8/08/23 (a)	3,069,000	3,375,133
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	2,905,000	3,098,473
First Republic Bank
4.375% 8/01/46	3,210,000	3,670,994
Fulton Financial Corp.
3.600% 3/16/22	226,000	232,324
The Goldman Sachs Group, Inc.
4.250% 10/21/25	550,000	613,939
5.950% 1/15/27	1,410,000	1,703,643
6.750% 10/01/37	1,145,000	1,610,698
HSBC Holdings PLC
4.250% 3/14/24	1,225,000	1,331,619
4.250% 8/18/25	2,662,000	2,925,613
ING Groep NV SOFR + .920%
1.726% VRN 4/01/27 (c)	1,153,000	1,151,347
JP Morgan Chase & Co.
5.600% 7/15/41	1,125,000	1,500,394
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a) (c)	2,780,000	2,776,525
Morgan Stanley
4.350% 9/08/26	3,200,000	3,617,201
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (a) (b)	2,208,000	2,522,640
Valley National Bancorp
5.125% 9/27/23	1,530,000	1,668,762
Wells Fargo & Co.
5.375% 11/02/43	909,000	1,134,197

		56,720,330

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	$3,475,000	$4,115,862
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	537,084
Molson Coors Beverage Co.
4.200% 7/15/46	1,124,000	1,167,567
5.000% 5/01/42	360,000	414,204

		6,234,717

Chemicals — 0.9%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,750,000	2,193,638
Nutrition & Biosciences, Inc.
1.832% 10/15/27 (a)	755,000	737,783
Syngenta Finance NV
4.441% 4/24/23 (a)	2,065,000	2,163,302
Yara International ASA
3.148% 6/04/30 (a)	295,000	303,542
4.750% 6/01/28 (a)	3,328,000	3,788,819

		9,187,084

Computers — 0.9%
Apple, Inc.
2.650% 5/11/50	700,000	634,272
Dell International LLC/EMC Corp.
6.020% 6/15/26 (a)	2,702,000	3,197,405
8.100% 7/15/36 (a)	325,000	475,738
Genpact Luxembourg Sarl
3.700% STEP 4/01/22	2,400,000	2,459,841
Leidos, Inc.
2.300% 2/15/31 (a)	1,260,000	1,188,634
4.375% 5/15/30 (a)	575,000	639,193

		8,595,083

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 9/15/23	1,370,000	1,473,520
6.500% 7/15/25	645,000	751,655
Aircastle Ltd.
4.400% 9/25/23	3,095,000	3,296,081
Antares Holdings LP
3.950% 7/15/26 (a)	1,035,000	1,043,315
6.000% 8/15/23 (a)	2,945,000	3,088,504
8.500% 5/18/25 (a)	720,000	840,812
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,216,410
Aviation Capital Group LLC
1.950% 1/30/26 (a)	1,220,000	1,188,125
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (a)	1,365,000	1,353,124
Brookfield Finance, Inc.
4.350% 4/15/30	2,825,000	3,186,948
4.850% 3/29/29	1,752,000	2,023,407
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	335,000	383,949
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,449,648	1,390,212
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,349,772
4.500% 9/19/28	755,000	851,219
LeasePlan Corp. NV
2.875% 10/24/24 (a)	1,535,000	1,613,723
Legg Mason, Inc.
5.625% 1/15/44	1,195,000	1,557,039
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	1,550,000	1,618,742
5.250% 8/15/22 (a)	5,055,000	5,306,704

		34,533,261

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.4%
Appalachian Power Co.
4.500% 3/01/49	$1,250,000	$1,418,099
CMS Energy Corp.
4.875% 3/01/44	780,000	922,205
Entergy Arkansas LLC
2.650% 6/15/51	1,765,000	1,555,907
Entergy Louisiana LLC
4.950% 1/15/45	1,005,000	1,089,409
FirstEnergy Transmission LLC
4.550% 4/01/49 (a)	880,000	925,435
Infraestructura Energetica Nova SAB de CV
3.750% 1/14/28 (a)	820,000	870,225
ITC Holdings Corp.
2.950% 5/14/30 (a)	895,000	911,666
Nevada Power Co.
6.650% 4/01/36	550,000	770,989
Oncor Electric Delivery Co.
7.500% 9/01/38	495,000	757,522
Pacific Gas and Electric Co.
2.500% 2/01/31	775,000	731,313
Potomac Electric Power Co.
4.150% 3/15/43	700,000	788,669
Tampa Electric Co.
2.400% 3/15/31	1,320,000	1,310,504
Xcel Energy, Inc.
6.500% 7/01/36	1,250,000	1,766,034

		13,817,977

Food — 0.3%
Flowers Foods, Inc.
2.400% 3/15/31	690,000	672,550
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	776,000	858,834
Smithfield Foods, Inc.
3.000% 10/15/30 (a)	943,000	937,804

		2,469,188

Gas — 0.6%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,655,526
NiSource, Inc.
4.800% 2/15/44	1,035,000	1,206,728
5.800% 2/01/42	950,000	1,193,801
Piedmont Natural Gas Co., Inc.
2.500% 3/15/31	1,915,000	1,893,530

		5,949,585

Health Care – Services — 0.1%
City of Hope
4.378% 8/15/48	1,050,000	1,227,034
Insurance — 5.0%
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	4,260,000	4,504,950
American International Group, Inc.
4.500% 7/16/44	725,000	818,750
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	3,087,000	3,442,005
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,371,826
Arch Capital Group US, Inc.
5.144% 11/01/43	540,000	661,234
Athene Global Funding
2.500% 1/14/25 (a)	1,390,000	1,439,371
Athene Holding Ltd.
6.150% 4/03/30	3,300,000	4,020,252
AXIS Specialty Finance LLC
3.900% 7/15/29	1,110,000	1,192,077
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,347,875
AXIS Specialty Finance PLC
4.000% 12/06/27	2,500,000	2,798,706
Brighthouse Financial, Inc.
3.700% 6/22/27	785,000	830,048
4.700% 6/22/47	1,125,000	1,151,418
5.625% 5/15/30	2,492,000	2,912,987
CNO Financial Group, Inc.
5.250% 5/30/29	2,094,000	2,411,759

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Enstar Group Ltd.
4.950% 6/01/29	$1,600,000	$1,787,282
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	930,000	1,011,375
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	1,007,569
New York Life Insurance Co.
3.750% 5/15/50 (a)	510,000	535,272
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	460,000	465,152
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	1,098,213
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,786,594
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	580,712
Reinsurance Group of America, Inc.
3.150% 6/15/30	1,160,000	1,199,012
RenaissanceRe Finance, Inc.
3.450% 7/01/27	1,860,000	2,008,059
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	750,000	840,650
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,287,673
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,080,000	1,101,600
Willis North America, Inc.
2.950% 9/15/29	905,000	933,905
XLIT Ltd.
4.450% 3/31/25	1,439,000	1,602,280

		49,148,606

Internet — 0.1%
Amazon.com, Inc.
4.050% 8/22/47	775,000	898,086
Investment Companies — 1.5%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,799,004
4.200% 6/10/24	1,450,000	1,563,302
BlackRock TCP Capital Corp.
3.900% 8/23/24	2,910,000	3,085,432
4.125% 8/11/22	2,870,000	2,968,063
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	860,488
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	885,000	877,251
3.875% 11/01/24	3,575,000	3,750,820

		14,904,360

Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,250,000	1,486,875
6.875% 11/21/36	630,000	837,311

		2,324,186

Lodging — 0.1%
Marriott International, Inc. /MD
2.850% 4/15/31	1,115,000	1,095,682

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC
3.875% 10/15/21	2,280,000	2,318,590

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	732,575
6.484% 10/23/45	735,000	954,713
Comcast Corp.
3.450% 2/01/50	940,000	966,759
3.969% 11/01/47	630,000	702,882
4.750% 3/01/44	880,000	1,078,744
6.950% 8/15/37	265,000	393,722
Discovery Communications LLC
4.000% 9/15/55 (a)	1,210,000	1,187,194
4.650% 5/15/50	490,000	538,786
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	1,317,032
ViacomCBS, Inc.
4.200% 5/19/32	872,000	977,436
4.950% 1/15/31	1,008,000	1,191,509
The Walt Disney Co.
3.600% 1/13/51	1,515,000	1,598,494

		11,639,846

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	$2,055,000	$2,203,395
Mining — 0.5%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	894,000	1,087,827
Glencore Funding LLC
3.875% 10/27/27 (a)	975,000	1,069,575
4.625% 4/29/24 (a)	1,565,000	1,722,902
Teck Resources Ltd.
6.000% 8/15/40	850,000	1,018,470

		4,898,774

Miscellaneous - Manufacturing — 0.1%
General Electric Co.
4.125% 10/09/42	113,000	121,241
6.875% 1/10/39	298,000	417,955

		539,196

Oil & Gas — 2.6%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b)	2,900,000	3,067,620
Cenovus Energy, Inc.
4.250% 4/15/27	1,125,000	1,216,099
6.750% 11/15/39	765,000	952,263
Devon Energy Corp.
5.600% 7/15/41	800,000	920,938
5.850% 12/15/25	1,510,000	1,759,360
EQT Corp.
3.900% 10/01/27	4,510,000	4,604,372
Marathon Petroleum Corp.
4.500% 4/01/48	510,000	538,390
6.500% 3/01/41	1,120,000	1,485,826
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	1,336,625
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,650,000	1,811,293
5.625% 7/01/24	975,000	1,071,757
5.750% 1/30/22	904,000	933,605
Ovintiv, Inc.
6.500% 2/01/38	545,000	658,977
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,680,000	1,574,524
Petroleos Mexicanos
5.350% 2/12/28	665,000	646,646
6.375% 1/23/45	595,000	493,850
6.500% 3/13/27	585,000	611,325
6.625% 6/15/35	140,000	133,000
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	2,075,000	2,233,492

		26,049,962

Oil & Gas Services — 0.4%
Halliburton Co.
5.000% 11/15/45	1,000,000	1,111,523
NOV, Inc.
3.600% 12/01/29	1,570,000	1,577,926
3.950% 12/01/42	1,506,000	1,372,419

		4,061,868

Pharmaceuticals — 1.3%
AbbVie, Inc.
4.050% 11/21/39	1,045,000	1,166,587
4.700% 5/14/45	1,260,000	1,494,772
Bristol-Myers Squibb Co.
4.350% 11/15/47	830,000	982,670
Cigna Corp.
4.800% 7/15/46	880,000	1,051,867
CVS Health Corp.
4.300% 3/25/28	240,000	272,472
5.050% 3/25/48	455,000	556,823
6.125% 9/15/39	560,000	728,543
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,022,694	1,178,339
7.507% 1/10/32 (a)	869,478	1,087,566
McKesson Corp.
6.000% 3/01/41	550,000	711,070
Takeda Pharmaceutical Co. Ltd.
3.375% 7/09/60	970,000	927,705
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,375,000	1,613,264
Viatris, Inc.
2.700% 6/22/30 (a)	1,235,000	1,220,759

		12,992,437

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 2.1%
Energy Transfer Operating LP
4.200% 4/15/27	$1,085,000	$1,181,831
6.125% 12/15/45	1,000,000	1,141,819
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,370,000	1,932,024
EnLink Midstream Partners LP
4.150% 6/01/25	2,924,000	2,858,824
4.850% 7/15/26	951,000	918,695
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	1,775,000	1,769,212
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,205,000	1,207,210
EQM Midstream Partners LP
4.750% 7/15/23	2,325,000	2,412,188
MPLX LP
4.500% 4/15/38	595,000	647,406
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	1,775,000	1,775,000
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,345,000	1,905,453
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,150,000	1,170,383
4.700% 6/15/44	1,195,000	1,136,345
6.650% 1/15/37	375,000	437,866
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	525,000	551,268

		21,045,524

Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,550,150
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,100,000	1,148,551
Hercules Capital, Inc.
4.625% 10/23/22	2,910,000	2,962,434
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	700,783

		6,361,918

Real Estate Investment Trusts (REITS) — 2.5%
Agree LP
2.900% 10/01/30	470,000	473,034
American Tower Trust #1
3.652% 3/15/48 (a)	1,910,000	2,067,466
Highwoods Realty LP
4.125% 3/15/28	475,000	513,682
Host Hotels & Resorts LP
3.500% 9/15/30	2,120,000	2,121,143
Kimco Realty Corp.
4.125% 12/01/46	710,000	749,796
4.450% 9/01/47	800,000	885,131
SBA Tower Trust
1.884% 7/15/50 (a)	1,441,000	1,457,881
Service Properties Trust
4.500% 6/15/23	760,000	772,054
4.950% 10/01/29	1,155,000	1,100,138
Spirit Realty LP
2.700% 2/15/32	550,000	522,121
3.200% 1/15/27	2,280,000	2,379,834
3.400% 1/15/30	515,000	533,753
4.000% 7/15/29	1,290,000	1,396,416
4.450% 9/15/26	133,000	147,469
STORE Capital Corp.
2.750% 11/18/30	370,000	361,982
4.625% 3/15/29	1,881,000	2,091,990
Tanger Properties LP
3.875% 12/01/23	1,448,000	1,518,069
VEREIT Operating Partnership LP
2.850% 12/15/32	95,000	91,922
3.100% 12/15/29	2,790,000	2,848,085
3.400% 1/15/28	365,000	384,625
WEA Finance LLC
2.875% 1/15/27 (a)	1,345,000	1,336,254
WP Carey, Inc.
4.250% 10/01/26	757,000	849,622

		24,602,467

Retail — 0.5%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	2,620,000	2,804,081
Starbucks Corp.
2.550% 11/15/30	1,595,000	1,596,983

		4,401,064

Semiconductors — 0.3%
Broadcom, Inc.
2.450% 2/15/31 (a)	2,585,000	2,442,638
Software — 0.3%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	1,210,000	1,237,412
Microsoft Corp.
2.921% 3/17/52	2,064,000	2,012,599

		3,250,011

Telecommunications — 1.6%
AT&T, Inc.
1.650% 2/01/28	680,000	657,553
3.500% 9/15/53 (a)	1,578,000	1,451,282
3.550% 9/15/55 (a)	5,153,000	4,705,591
Crown Castle Towers LLC
3.222% 5/15/42 (a)	1,700,000	1,710,128
4.241% 7/15/48 (a)	2,750,000	3,062,724
Qwest Corp
6.750% 12/01/21	725,000	749,469
Telefonica Emisiones SAU
4.665% 3/06/38	1,105,000	1,249,497
Verizon Communications, Inc.
2.550% 3/21/31	760,000	757,973
2.875% 11/20/50	755,000	668,796
2.987% 10/30/56 (a)	1,257,000	1,105,589

		16,118,602

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.2%
Canadian Pacific Railway Co.
2.050% 3/05/30	$648,000	$625,569
CSX Corp.
4.750% 11/15/48	650,000	779,074
Norfolk Southern Corp.
4.050% 8/15/52	860,000	938,061

		2,342,704

TOTAL CORPORATE DEBT (Cost $359,475,178)		375,316,081

Municipal Obligations — 0.2%
JobsOhio Beverage System Series B, Revenue Bonds
4.532% 1/01/35	1,950,000	2,353,962

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,074,878)		2,353,962

Non-U.S. Government Agency Obligations — 32.9%
Automobile Asset-Backed Securities — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,271,000	1,300,507
CarMax Auto Owner Trust
Series 2020-4, Class D, 1.750% 4/15/27	3,900,000	3,925,251
Series 2019-3, Class D, 2.850% 1/15/26	1,974,000	2,055,779
Carvana Auto Receivables Trust
Series 2021-P1, Class D, 1.820% 12/10/27	1,749,000	1,735,489
Series 2019-4A, Class D, 3.070% 7/15/25 (a)	1,625,000	1,687,155
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	1,774,000	1,890,353
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,087,000	1,118,973
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	3,226,000	3,216,592

		16,930,099

Commercial Mortgage-Backed Securities — 6.8%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (d)	4,270,000	4,437,550
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.456% FRN 9/15/34 (a)	670,000	665,028
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (d)	2,100,000	1,912,999
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	441,000	493,389
Series 2019-BN16, Class AS, 4.267% 2/15/52	665,833	750,951
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	547,420	622,049
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (d)	2,250,000	2,383,650
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (d)	1,610,000	1,628,093
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (d)	1,370,000	1,322,931
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM,
5.432% VRN 1/12/45 (d)	359,516	355,830
Benchmark Mortgage Trust
Series 2021-B23, Class AS, 2.274% 2/15/54	1,960,000	1,886,434
Series 2021-B23, Class 360A, 2.759% VRN 2/15/54 (a) (d)	2,200,000	2,159,827
Series 2021-B23, Class 360B, 2.759% VRN 2/15/54 (a) (d)	3,587,000	3,423,983
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.606% FRN 7/15/35 (a)	2,760,000	2,742,762
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.706% FRN 12/15/36 (a)	4,108,672	4,103,541
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.806% FRN 11/15/35 (a)	1,876,000	1,875,999
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.906% FRN 10/15/36 (a)	1,626,144	1,625,127
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.106% FRN 10/15/36 (a)	1,963,787	1,961,949
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.856% FRN 12/15/37 (a)	898,516	898,794
Century Plaza Towers
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (a) (d)	982,000	966,810
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (a) (d)	1,556,000	1,465,128
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD LIBOR + 2.100%
2.206% FRN 11/15/37 (a)	3,440,467	3,444,762
Commercial Mortgage Pass-Through Certificates
Series 2020-CX, Class B, 2.446% 11/10/46 (a)	1,056,000	1,037,125
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	967,787
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,477,920
Series 2015-CR23, Class C, 4.293% VRN 5/10/48 (d)	1,000,000	1,064,460
Series 2014-LC17, Class C, 4.553% VRN 10/10/47 (d)	2,908,000	3,065,226
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.256% FRN 5/15/36 (a)	570,000	570,357
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (a) (d)	2,300,000	2,264,864
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.906% FRN 5/15/36 (a)	1,505,000	1,504,531
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.856% FRN 3/15/38 (a)	1,935,000	1,938,096
Manhattan West Mortgage Trust, Series 2020-1MW, Class B,
2.335% VRN 9/10/39 (a) (d)	2,122,000	2,128,330
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	939,775
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (d)	1,003,000	1,016,023
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (d)	475,000	468,074
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (d)	976,000	920,793
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	1,950,000	2,183,214
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (d)	760,000	862,379
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (d)	1,325,000	1,326,933
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	1,450,000	1,629,665
Series 2018-C45, Class B, 4.556% 6/16/51	400,000	445,561

		66,938,699

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 17.3%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (a)	$1,792,174	$1,890,155
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,505,327	1,502,694
Series 2019-1, Class A, 3.844% 5/15/39 (a)	585,987	581,389
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	305,768	308,235
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,887,047	2,021,332
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
2.041% FRN 7/15/31 (a)	375,000	375,791
AIMCO CLO, Series 2019-10A, Class C, 3 mo. USD LIBOR + 2.450%
2.672% FRN 7/22/32 (a)	2,000,000	2,000,918
Allegro CLO X Ltd., Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.750%
2.974% FRN 4/20/32 (a)	2,200,000	2,200,260
Anchorage Capital CLO Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.850%
2.074% FRN 7/20/31 (a)	1,500,000	1,503,545
Assurant CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
2.474% FRN 10/20/31 (a)	820,000	820,063
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
1.968% FRN 1/23/31 (a)	1,190,000	1,190,155
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.841% FRN 1/15/28 (a)	1,000,000	1,000,205
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.332% FRN 11/20/30 (a)	400,000	394,481
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.191% FRN 10/15/32 (a)	500,000	501,118
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	427,821	428,960
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	3,450,000	3,439,497
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	686,869	695,194
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	1,228,000	1,228,894
Canyon Capital CLO Ltd.
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.370% 1.611% FRN 10/15/32 (a)	1,400,000	1,404,907
Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 2.991% FRN 10/15/32 (a)	250,000	250,284
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	471,238	485,517
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	827,449	838,849
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	397,585	406,578
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	917,022	974,454
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850%
3.069% FRN 7/28/28 (a)	330,000	321,616
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	1,229,665	1,227,051
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	1,223,607	1,226,069
CBAM Ltd.
Series 2019-10A, Class B, 3 mo. USD LIBOR + 2.050% 2.274% FRN 4/20/32 (a)	1,900,000	1,900,602
Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100% 2.341% FRN 1/15/31 (a)	900,000	900,259
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.204% FRN 4/20/31 (a)	750,000	750,003
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	522,045	530,641
CIFC Funding Ltd.
Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 1.403% FRN 11/16/30 (a)	2,330,000	2,330,364
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.941% FRN 7/15/32 (a)	1,000,000	1,001,876
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.424% FRN 10/20/30 (a)	2,040,000	2,040,414
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (a)	1,557,875	1,557,827
DB Master Finance LLC, Series 2019-1A, Class A23
4.352% 5/20/49 (a)	1,534,630	1,650,964
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	1,089,000	1,150,906
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	756,600	813,102
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	2,968,250	3,131,901
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900%
2.094% FRN 5/15/32 (a)	1,500,000	1,500,714
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.991% FRN 10/15/30 (a)	1,700,000	1,700,192
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.950% 2.191% FRN 4/15/31 (a)	1,800,000	1,802,686
Series 2020-1A, Class C, 3 mo. USD LIBOR + 2.800% 3.041% FRN 10/15/30 (a)	350,000	351,104
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150% 1.000% FRN 4/20/34 (a) (c)	2,800,000	2,800,000
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 1.674% FRN 4/20/31 (a)	2,900,000	2,900,554
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
2.191% FRN 10/15/32 (a)	350,000	351,051
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	180,808	183,477
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.094% FRN 11/16/32 (a)	350,000	350,775
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 2.894% FRN 11/16/32 (a)	250,000	250,344

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	$2,554,081	$2,590,375
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,431,824	1,457,752
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	668,092	692,034
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,169,110	1,226,602
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.924% FRN 1/20/31 (a)	1,290,000	1,290,246
Helios Issuer LLC, Series 2017-1A, Class A
4.940% 9/20/49 (a)	1,453,451	1,541,520
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	732,616	752,363
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	767,047	801,579
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	226,715	233,277
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	901,542	938,724
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	182,345	188,049
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,371,878	1,504,527
Horizon Aircraft Finance I Ltd.
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,298,330	1,296,791
Series 2018-1, Class A, 4.458% 12/15/38 (a)	925,711	936,638
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,826,118	2,789,656
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.542% FRN 7/22/32 (a)	1,300,000	1,302,644
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
1.595% FRN 10/26/32 (a)	750,000	751,601
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (a)	1,598,072	1,591,932
J.G. Wentworth LLC, Series 2018-2A, Class A
3.960% 10/15/75 (a)	1,327,773	1,467,670
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.324% FRN 3/15/31 (a)	900,000	900,036
KREF Ltd., Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.000%
2.108% FRN 6/15/36 (a)	1,670,000	1,665,818
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	2,129,134	2,084,951
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	618,842	606,438
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,854,339	1,865,363
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.841% FRN 7/15/30 (a)	1,665,000	1,665,063
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.188% FRN 1/22/31 (a)	1,000,000	998,098
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.423% FRN 10/18/30 (a)	620,000	620,078
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750%
1.991% FRN 7/15/30 (a)	1,500,000	1,502,901
Magnetite XXVII Ltd., Series 2020-27A, Class C, 3 mo. USD LIBOR + 2.650%
2.874% FRN 7/20/33 (a)	450,000	450,769
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,338,471
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	639,233
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	259,281	279,463
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	262,998	286,631
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250%
1.474% FRN 10/20/30 (a)	1,750,000	1,750,131
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	135,438	139,742
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,295,636
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,224,713
OCP CLO 2018-15 Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
1.324% FRN 7/20/31 (a)	250,000	250,004
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.552% FRN 10/22/32 (a)	1,000,000	1,002,663
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.872% FRN 10/22/32 (a)	500,000	501,237

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OHA Loan Funding 2015-1 Ltd., Series 2015-1A, Class A1R2, 3 mo. USD LIBOR + 1.340%
1.534% FRN 11/15/32 (a)	$550,000	$551,984
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.210% 9/14/35 (a)	396,000	398,125
Series 2019-2A, Class A, 3.140% 10/14/36 (a)	8,400,000	8,923,708
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,536,000	1,570,241
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,476,910	1,466,085
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,292,975	2,185,780
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.959% FRN 2/25/23 (a)	1,270,000	1,268,482
Renew, Series 2021-1, Class A
2.060% 11/20/56 (a) (c)	1,805,000	1,804,729
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
1.738% FRN 4/20/34 (a)	1,500,000	1,500,149
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.331% FRN 1/15/30 (a)	2,450,000	2,447,653
Sierra Receivables Funding LLC
Series 2020-2A, Class B, 2.320% 7/20/37 (a)	769,740	781,008
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	1,631,000	1,612,888
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	597,722	612,986
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2
1.893% 8/25/45 (a)	874,000	875,905
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.489% FRN 8/18/31 (a)	1,170,000	1,132,290
Store Master Funding I-VII
Series 2019-1, Class A2, 3.650% 11/20/49 (a)	2,836,947	2,894,807
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,288,589	1,365,968
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
0.909% FRN 11/25/35 (a)	2,682,893	2,599,082
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	126,837	132,530
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	428,027	458,602
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,889,629	2,048,449
Taco Bell Funding LLC, Series 2018-1A, Class A2II
4.940% 11/25/48 (a)	1,114,350	1,201,007
TAL Advantage VII LLC, Series 2020-1A, Class A
2.050% 9/20/45 (a)	4,263,750	4,256,814
Textainer Marine Containers Ltd., Series 2019-1A, Class A
3.960% 4/20/44 (a)	463,973	463,328
Tif Funding II LLC, Series 2020-1A, Class A
2.090% 8/20/45 (a)	617,738	618,049
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	3,289,000	3,354,118
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,420,000	2,450,944
Trip Rail Master Funding LLC, Series 2017-1A, Class A1
2.709% 8/15/47 (a)	74,578	74,626
Triton Container Finance VIII LLC, Series 2020-1A, Class A
2.110% 9/20/45 (a)	3,016,125	2,989,998
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (a)	1,301,000	1,277,801
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,430,695	2,587,497
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,764,151	3,765,021
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,874,228	1,522,013
WAVE Trust, Series 2017-1A, Class A
3.844% 11/15/42 (a)	1,441,989	1,416,810
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,136,332	1,129,946
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 1.991% FRN 7/15/30 (a)	1,150,000	1,150,068
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 2.005% FRN 11/01/31 (a)	900,000	900,167

		170,379,044

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 6.8%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.351% FRN 3/28/68	$3,474,660	$3,406,091
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,244,000	2,305,042
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,281,000	1,307,611
College Loan Corp. Trust I, Series 2007-1, Class B2,
1.627% FRN 1/25/47 (d)	900,000	719,572
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800%
0.909% FRN 9/25/68 (a)	1,922,301	1,926,217
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,532,564	1,513,417
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/48 (a)	1,200,000	1,171,378
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 10/25/56 (a)	1,100,000	1,082,231
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
3.918% FRN 4/25/46	625,000	594,653
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A,
3.580% VRN 11/25/38 (a) (d)	1,159,016	1,201,593
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (d)	450,000	392,810
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (d)	450,000	401,157
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	542,476
Navient Private Education Loan Trust, Series 2020-IA, Class B
2.950% 4/15/69 (a)	2,352,000	2,359,924
Navient Private Education Refi Loan Trust
Series 2021-BA, Class B, 2.520% 7/15/69 (a)	2,620,000	2,581,231
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	2,249,000	2,221,855
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,190,000	1,177,116
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,530,000	1,572,964
Navient Student Loan Trust
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.009% FRN 12/27/67 (a)	4,514,941	4,585,483
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.259% FRN 3/25/66 (a)	1,688,069	1,708,092
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.359% FRN 6/25/65 (a)	3,051,360	3,116,115
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 10/25/58	940,000	946,480
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/65 (a)	2,370,000	2,452,204
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	2,950,000	2,924,490
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B
3.600% 12/26/40 (a)	262,818	264,063
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.451% FRN 6/25/41	531,955	471,292
Series 2019-2A, Class A, 1 mo. USD LIBOR + .900% 1.009% FRN 6/27/67 (a)	1,598,572	1,601,943
Series 2005-4, Class A4A, 1.145% FRN 3/22/32 (d)	275,000	264,675
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 1.509% FRN 4/25/67 (a)	3,250,000	3,210,604
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,008,976
SLC Student Loan Trust, Series 2007-1, Class A5, 3 mo. USD LIBOR + .090%
0.284% FRN 2/15/68	1,500,000	1,444,195
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	7,308	4,509,604
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.428% FRN 10/25/40	1,756,731	1,621,446
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.508% FRN 1/25/44	1,824,363	1,681,234
SoFi Alternative Trust, Series 2019-C, Class PT,
2.322% VRN 1/25/45 (a) (d)	3,869,565	4,115,554
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (d)	990,000	1,016,813
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%
1.615% FRN 8/01/35	3,050,000	2,933,448

		67,354,049

MML Managed Bond Fund — Portfolio of Investments (Contiuned)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.074% VRN 8/25/34 (d)	$15,883	$15,654
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (a) (d)	1,233,846	1,236,484
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (d)	775,695	784,714
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (d)	416,232	422,264

		2,459,116

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $319,260,059)		324,061,007

Sovereign Debt Obligations — 0.8%
Colombia Government International Bond
6.125% 1/18/41	2,080,000	2,463,219
Mexico Government International Bond
4.500% 4/22/29	875,000	969,386
4.750% 3/08/44	3,727,000	3,913,946
6.750% 9/27/34	685,000	875,951

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,715,553)		8,222,502

U.S. Government Agency Obligations and Instrumentalities — 21.3%
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.
Series 2178, Class PB 7.000% 8/15/29	27,865	31,465
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K124, Class A2, 1.658% 2/25/54	3,352,000	3,275,867
Series K125, Class A2, 1.846% 1/25/31	5,915,000	5,877,499
Federal National Mortgage Association ACES
Series 2021-M4, Class A2 1.466% 2/25/31 (d)	3,396,000	3,248,714
		12,433,545

Pass-Through Securities — 19.8%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,574,284	2,572,295
Pool #RA4255 2.000% 1/01/51	5,411,989	5,414,572
Pool #J13972 3.500% 1/01/26	22,261	23,755
Pool #C91344 3.500% 11/01/30	72,016	76,838
Pool #C91424 3.500% 1/01/32	43,832	46,849
Pool #RA2483 3.500% 6/01/50	8,102,222	8,590,860
Pool #C91239 4.500% 3/01/29	3,676	4,081
Pool #C91251 4.500% 6/01/29	24,265	26,939
Pool #C90939 5.500% 12/01/25	12,685	14,173
Pool #D97258 5.500% 4/01/27	9,322	10,445
Pool #C91026 5.500% 4/01/27	22,301	24,988
Pool #C91074 5.500% 8/01/27	2,340	2,622
Pool #D97417 5.500% 10/01/27	8,891	9,963
Pool #C91128 5.500% 12/01/27	1,261	1,413
Pool #C91148 5.500% 1/01/28	53,052	59,476
Pool #C91176 5.500% 5/01/28	19,270	21,604
Pool #C91217 5.500% 11/01/28	5,526	6,201
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% FRN 5/01/34	13,410	13,913
Pool #MA3029 3.000% 6/01/32	2,224,428	2,355,086
Pool #MA3090 3.000% 8/01/32	927,880	980,932
Pool #AO8180 3.000% 9/01/42	17,980	19,077
Pool #AB7397 3.000% 12/01/42	104,539	110,882
Pool #AB7401 3.000% 12/01/42	86,453	91,699
Pool #AP8668 3.000% 12/01/42	121,132	128,482
Pool #AR1975 3.000% 12/01/42	26,251	27,844
Pool #AR0306 3.000% 1/01/43	7,801	8,275
Pool #AR5391 3.000% 1/01/43	41,207	43,708
Pool #AL3215 3.000% 2/01/43	83,992	89,088
Pool #AR4109 3.000% 2/01/43	87,808	93,136
Pool #AR4432 3.000% 3/01/43	37,437	39,709
Pool #AT0169 3.000% 3/01/43	198,636	210,689
Pool #AB8809 3.000% 3/01/43	42,871	45,473
Pool #MA1368 3.000% 3/01/43	164,306	174,275
Pool #AR2174 3.000% 4/01/43	161,415	171,209
Pool #AS1304 3.500% 12/01/28	839,677	900,815
Pool #MA1356 3.500% 2/01/43	6,559,403	7,164,076
Pool #CA6096 3.500% 6/01/50	7,744,541	8,250,331
Pool #FM4017 3.500% 8/01/50	709,542	748,343
Pool #AA3980 4.500% 4/01/28	44,459	48,345
Pool #CA1909 4.500% 6/01/48	4,137,335	4,513,097
Pool #AD6437 5.000% 6/01/40	316,033	364,053
Pool #AD6996 5.000% 7/01/40	1,929,641	2,222,841
Pool #AL8173 5.000% 2/01/44	866,063	995,763
Pool #AD0836 5.500% 11/01/28	42,583	47,700

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	$35	$36
Pool #352022 7.000% 11/15/23	1,761	1,859
Pool #374440 7.000% 11/15/23	152	160
Pool #491089 7.000% 12/15/28	5,754	6,265
Pool #480539 7.000% 4/15/29	198	223
Pool #488634 7.000% 5/15/29	1,828	2,082
Pool #500928 7.000% 5/15/29	2,941	3,383
Pool #499410 7.000% 7/15/29	1,059	1,222
Pool #510083 7.000% 7/15/29	715	817
Pool #493723 7.000% 8/15/29	2,155	2,488
Pool #581417 7.000% 7/15/32	4,192	4,778
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.125% FRN 11/20/25	2,246	2,281
Pool #080136 1 year CMT + 1.500% 2.125% FRN 11/20/27	531	541
Pool #MA6038 3.000% 7/20/49	4,975,055	5,206,418
Pool #MA6283 3.000% 11/20/49	8,856,642	9,251,218
Pool #MA6409 3.000% 1/20/50	8,957,853	9,348,540
Pool #MA4321 3.500% 3/20/47	5,033,411	5,353,780
Government National Mortgage Association II TBA
2.500% 6/01/50 (c)	14,900,000	15,359,805
3.000% 8/01/49 (c)	5,675,000	5,906,877
3.500% 6/01/49 (c)	14,620,000	15,424,100
Uniform Mortgage Backed Securities TBA
2.000% 1/01/36(c)	25,400,000	26,058,813
2.500% 7/01/50 (c)	9,675,000	9,920,654
3.000% 6/01/49 (c)	34,975,000	36,420,450
3.500% 3/01/49 (c)	10,100,000	10,667,336

		195,710,041

Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 1.459% FRN 3/25/29	44,129	44,149
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.109% FRN 6/25/50 (a)	1,571,869	1,577,151

		1,621,300

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $210,268,045)		209,764,886

U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds & Notes — 5.0%
U.S. Treasury Bond
2.250% 8/15/49 (e)	18,100,000	17,450,898
3.500% 2/15/39	13,700,000	16,379,079
U.S. Treasury Note
0.250% 10/31/25	15,800,000	15,378,473

		49,208,450

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,696,629)		49,208,450

TOTAL BONDS & NOTES (Cost $951,490,342)		968,926,888

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $2,989,580)		3,002,961

TOTAL LONG-TERM INVESTMENTS (Cost $954,479,922)		971,929,849

Short-Term Investments — 13.8%
Commercial Paper — 13.0%
Amcor Flexibles North American
0.193% 4/30/21 (a)	7,000,000	6,998,950
American Electric Power Co., Inc.
0.203% 4/19/21 (a)	8,000,000	7,999,303
American Honda Finance Corp.
0.213% 6/07/21	1,000,000	999,579
0.254% 6/04/21	9,000,000	8,996,392
AT&T, Inc.
0.294% 7/13/21 (a)	1,000,000	999,350
0.346% 9/21/21 (a)	10,000,000	9,987,143
BAT International Finance PLC
0.304% 4/22/21 (a)	5,000,000	4,999,484
Dominion Resources
0.203% 4/12/21	10,000,000	9,999,480
Ei Dupont
0.213% 5/05/21 (a)	10,000,000	9,998,172
Entergy Corp.
0.213% 5/20/21 (a)	10,000,000	9,996,625
Holcim US Finance SARL & Cie
0.223% 4/23/21 (a)	3,000,000	2,999,672

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Intercontinental Exchange, Inc.
0.355% 5/24/21 (a)	$5,000,000	$4,997,750
Nasdaq, Inc.
0.264% 5/10/21 (a)	2,000,000	1,999,318
National Grid Holdings
0.172% 4/28/21 (a)	5,000,000	4,999,312
NextEra Energy Capital Holdings, Inc.
0.183% 4/16/21 (a)	11,000,000	10,999,213
Nisource, Inc.
0.172% 4/06/21 (a)	2,000,000	1,999,950
Societe Generale
0.203% 5/10/21 (a)	3,000,000	2,999,677
Volkswagen Credit, Inc
0.244% 4/13/21 (a)	2,000,000	1,999,887
0.244% 4/19/21 (a)	9,000,000	8,999,216
Walgreens Boots Alliance, Inc.
0.193% 4/13/21 (a)	2,000,000	1,999,865
0.233% 4/27/21 (a)	7,000,000	6,998,918
0.243% 4/20/21 (a)	1,000,000	999,891
Waste Management, Inc.
0.356% 7/01/21 (a)	5,000,000	4,996,703

		127,963,850

Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (f)	7,452,684	7,452,684

TOTAL SHORT-TERM INVESTMENTS (Cost $135,410,143)		135,416,534

TOTAL INVESTMENTS — 112.3% (Cost $1,089,890,065) (g)		1,107,346,383

Other Assets/(Liabilities) — (12.3)%		(121,110,205)

NET ASSETS — 100.0%		$986,236,178

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $489,412,537 or 49.62% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $7,452,684. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $7,601,817.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	3,700,000	$214,230	$184,972	$29,258
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	56,100,000	$2,788,731	$2,804,608	$(15,877)
									$3,002,961	$2,989,580	$13,381

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/21	75	$12,045,950	$(451,419)
U.S. Treasury Ultra Bond	6/21/21	226	43,022,631	(2,067,193)
U.S. Treasury Note 2 Year	6/30/21	693	153,102,107	(138,600)
U.S. Treasury Note 5 Year	6/30/21	169	21,109,692	(255,356)
				$(2,912,568)
Short
U.S. Treasury Ultra 10 Year	6/21/21	136	$(19,893,425)	$351,925
90 Day Eurodollar	9/13/21	17	(4,146,456)	(95,469)
90 Day Eurodollar	3/14/22	15	(3,657,513)	(83,675)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(74,771)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(58,840)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(54,425)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(90,633)
				$(105,888)

Currency Legend

USD	U.S. Dollar

MML Short-Duration Bond Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value

Bonds & Notes — 96.9%

Corporate Debt — 46.6%
Aerospace & Defense — 0.3%
The Boeing Co.
1.167% 2/04/23	$560,000	$562,838
Agriculture — 1.3%
BAT Capital Corp.
3.222% 8/15/24	415,000	441,752
4.700% 4/02/27	410,000	461,285
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	422,685
3.500% 2/11/23 (a)	387,000	402,569
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	700,000	670,509

		2,398,800

Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	185,000	196,999

Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.048% FRN 4/05/21	405,000	405,000
3 mo. USD LIBOR + 1.235% 1.429% FRN 2/15/23	275,000	272,266
3.087% 1/09/23	260,000	264,220
3.350% 11/01/22	365,000	372,373
General Motors Co.
6.125% 10/01/25	135,000	158,687
General Motors Financial Co., Inc.
3.250% 1/05/23	829,000	863,533
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	209,000	218,944
Hyundai Capital America
2.375% 2/10/23 (a)	600,000	615,878
2.850% 11/01/22 (a)	320,000	330,002
Nissan Motor Acceptance Corp.
1.900% 9/14/21 (a)	200,000	200,894

		3,701,797

Auto Parts & Equipment — 0.3%
Metalsa SA de CV
4.900% 4/24/23 (a)	450,000	473,400

Banks — 9.1%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	435,000	486,701
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	665,928
Banco de Credito del Peru 5 year CMT + 3.000%
3.125% VRN 7/01/30 (a)	625,000	625,000
Banco Santander SA
1.849% 3/25/26	600,000	598,577
Bank of America Corp.
3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	930,000	957,363
3.950% 4/21/25	178,000	195,049
4.000% 1/22/25	647,000	706,893
The Bank of Nova Scotia
4.500% 12/16/25	829,000	936,644
Barclays Bank PLC
10.179% 6/12/21 (a)	504,000	512,654
Barclays PLC 3 mo. USD LIBOR + 1.380%
1.574% FRN 5/16/24	485,000	491,929
BPCE SA
5.700% 10/22/23 (a)	825,000	921,766
Citigroup, Inc.
4.400% 6/10/25	635,000	705,525
Credit Suisse AG
6.500% 8/08/23 (a)	930,000	1,022,767
Danske Bank A/S
5.000% 1/12/22 (a)	455,000	469,977
Deutsche Bank AG SOFR + 2.159%
2.222% VRN 9/18/24	685,000	703,097
The Goldman Sachs Group, Inc.
4.250% 10/21/25	1,675,000	1,869,724
HSBC Holdings PLC
4.250% 3/14/24	865,000	940,286
ING Groep NV SOFR + .920%
1.726% VRN 4/01/27 (b)	407,000	406,416
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	525,000	514,911
Morgan Stanley
4.350% 9/08/26	1,150,000	1,299,932
Sberbank of Russia Via SB Capital SA
5.250% 5/23/23 (a)	650,000	688,089
Societe Generale SA 1 year CMT + 1.100%
1.488% VRN 12/14/26 (a)	525,000	515,728
Synchrony Bank
3.000% 6/15/22	470,000	482,816
UBS Group AG
4.125% 9/24/25 (a)	355,000	393,877

		17,111,649

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.4%
Bacardi Ltd.
4.450% 5/15/25 (a)	$548,000	$608,975
Molson Coors Beverage Co.
2.100% 7/15/21	230,000	230,720

		839,695

Chemicals — 1.2%
DuPont de Nemours, Inc.
4.493% 11/15/25	705,000	796,444
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	500,063
RPM International, Inc.
3.450% 11/15/22	8,000	8,281
Syngenta Finance NV
4.441% 4/24/23 (a)	570,000	597,134
4.892% 4/24/25 (a)	335,000	358,492

		2,260,414

Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
3.375% 7/24/24 (a)	1,443,000	1,512,924
Element Fleet Management
1.600% 4/06/24 (a) (b)	240,000	239,719

		1,752,643

Computers — 0.9%
Dell International LLC / EMC Corp.
4.000% 7/15/24 (a)	414,000	449,244
5.850% 7/15/25 (a)	432,000	503,438
Genpact Luxembourg Sarl
3.700% STEP 4/01/22	635,000	650,833

		1,603,515

Distribution & Wholesale — 0.7%
Li & Fung Ltd.
4.500% 8/18/25 (a)	1,350,000	1,373,952

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875% 8/14/24	1,025,000	1,056,887
4.500% 9/15/23	255,000	274,268
Aircastle Ltd.
5.000% 4/01/23	1,010,000	1,076,474
Antares Holdings LP
3.950% 7/15/26 (a)	430,000	433,455
6.000% 8/15/23 (a)	473,000	496,048
Aviation Capital Group LLC
1.950% 1/30/26 (a)	480,000	467,459
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	335,000	333,648
BGC Partners, Inc.
4.375% 12/15/25 (a)	505,000	537,476
Brookfield Finance, Inc.
4.000% 4/01/24	330,000	358,309
Lazard Group LLC
3.750% 2/13/25	805,000	874,302
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	294,360
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	1,250,000	1,312,241
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	233,565	227,728
Synchrony Financial
2.850% 7/25/22	355,000	364,541

		8,107,196

Electric — 1.1%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	254,932
National Central Cooling Co. PJSC
2.500% 10/21/27 (a)	618,000	605,640
Pacific Gas and Electric Co.
1.750% 6/16/22	970,000	971,469
Puget Energy, Inc.
6.000% 9/01/21	260,000	265,730

		2,097,771

Energy – Alternate Sources — 0.2%
SK Battery America, Inc.
1.625% 1/26/24 (a)	300,000	297,432

Gas — 0.7%
Atmos Energy Corp.
0.625% 3/09/23	365,000	365,142
ONE Gas, Inc.
1.100% 3/11/24	960,000	959,653

		1,324,795

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Housewares — 0.5%
Newell Brands, Inc.
4.350% STEP 4/01/23	$979,000	$1,034,049

Insurance — 2.3%
AmTrust Financial Services, Inc.
6.125% 8/15/23	620,000	620,336
Athene Global Funding
2.750% 6/25/24 (a)	820,000	863,750
CNO Financial Group, Inc.
5.250% 5/30/25	830,000	939,525
Enstar Group Ltd.
4.500% 3/10/22	685,000	705,671
GA Global Funding Trust
1.625% 1/15/26 (a)	260,000	259,552
Trinity Acquisition PLC
3.500% 9/15/21	350,000	353,729
Unum Group
3.875% 11/05/25	620,000	670,765

		4,413,328

Internet — 0.3%
Weibo Corp.
3.500% 7/05/24	450,000	474,110

Investment Companies — 1.8%
Ares Capital Corp.
3.875% 1/15/26	535,000	563,598
4.200% 6/10/24	523,000	563,867
BlackRock TCP Capital Corp.
3.900% 8/23/24	360,000	381,703
4.125% 8/11/22	675,000	698,064
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	264,013
Sixth Street Specialty Lending, Inc.
2.500% 8/01/26	125,000	123,905
3.875% 11/01/24	755,000	792,131

		3,387,281

Iron & Steel — 1.9%
Reliance Steel & Aluminum Co.
1.300% 8/15/25	355,000	350,443
Severstal OAO Via Steel Capital SA
3.150% 9/16/24 (a)	1,443,000	1,480,599
Steel Dynamics, Inc.
2.400% 6/15/25	165,000	171,906
2.800% 12/15/24	250,000	264,348
Vale Overseas Ltd.
6.250% 8/10/26	1,030,000	1,225,185

		3,492,481

Leisure Time — 0.1%
Harley-Davidson, Inc.
3.500% 7/28/25	255,000	271,231

Lodging — 0.5%
Las Vegas Sands Corp.
3.200% 8/08/24	775,000	807,967
Marriott International, Inc.
5.750% 5/01/25	161,000	184,682

		992,649

Machinery – Diversified — 0.3%
CNH Industrial Capital LLC
3.875% 10/15/21	635,000	645,748

Media — 1.4%
Cable Onda SA
4.500% 1/30/30 (a)	630,000	669,041
Sirius XM Radio, Inc.
3.875% 8/01/22 (a)	1,047,000	1,050,926
ViacomCBS, Inc.
4.750% 5/15/25	840,000	949,656

		2,669,623

Mining — 0.5%
Glencore Finance Canada Ltd.
4.250% STEP 10/25/22 (a)	254,000	267,530
Glencore Funding LLC
4.125% 5/30/23 (a)	360,000	384,973
Kinross Gold Corp.
5.125% 9/01/21	370,000	372,668

		1,025,171

Multi-National — 0.5%
Africa Finance Corp.
3.125% 6/16/25 (a)	957,000	983,432

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.7%
Cenovus Energy, Inc.
3.000% 8/15/22	$500,000	$511,521
Continental Resources, Inc.
5.000% 9/15/22	143,000	143,115
Diamondback Energy, Inc.
0.900% 3/24/23	625,000	624,908
EQT Corp.
3.000% 10/01/22	565,000	573,475
7.625% STEP 2/01/25	320,000	368,283
Occidental Petroleum Corp.
5.500% 12/01/25	1,100,000	1,161,039
Ovintiv Exploration, Inc.
5.625% 7/01/24	505,000	555,115
Petroleos Mexicanos
4.625% 9/21/23	1,215,000	1,252,908

		5,190,364

Packaging & Containers — 0.2%
Graphic Packaging International LLC
1.512% 4/15/26 (a)	395,000	392,076

Pharmaceuticals — 1.0%
AbbVie, Inc.
3.800% 3/15/25	345,000	377,297
McKesson Corp.
0.900% 12/03/25	485,000	474,786
Mylan, Inc.
3.125% 1/15/23 (a)	525,000	546,994
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	240,000	239,700
Viatris, Inc.
1.650% 6/22/25 (a)	190,000	190,630

		1,829,407

Pipelines — 1.6%
Energy Transfer Operating LP
4.200% 9/15/23	960,000	1,027,997
EnLink Midstream Partners LP
4.400% 4/01/24	490,000	493,920
EQM Midstream Partners LP
4.750% 7/15/23	505,000	523,938
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	90,000	98,732
Plains All American Pipeline LP/PAA Finance Corp.
4.650% 10/15/25	760,000	832,432

		2,977,019

Private Equity — 0.3%
Hercules Capital, Inc.
4.625% 10/23/22	610,000	620,991

Real Estate — 1.1%
Country Garden Holdings Co. Ltd.
8.000% 1/27/24 (a)	1,351,000	1,436,410
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	625,000	683,875

		2,120,285

Real Estate Investment Trusts (REITS) — 2.2%
Host Hotels & Resorts LP
3.750% 10/15/23	950,000	1,005,303
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	290,362
Service Properties Trust
4.350% 10/01/24	510,000	507,010
Tanger Properties LP
3.875% 12/01/23	610,000	639,518
Trust Fibra Uno
5.250% 1/30/26 (a)	680,000	751,400
VEREIT Operating Partnership LP
4.600% 2/06/24	570,000	623,576
4.625% 11/01/25	335,000	378,015

		4,195,184

Retail — 1.1%
Nordstrom, Inc.
2.300% 4/08/24 (a) (b)	226,000	226,359
O'Reilly Automotive, Inc.
3.850% 6/15/23	673,000	715,054
QVC, Inc.
4.375% 3/15/23	1,060,000	1,110,350

		2,051,763

Storage & Warehousing — 0.4%
GLP China Holdings Ltd.
4.974% 2/26/24 (a)	730,000	785,290

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 2.4%
AT&T, Inc.
1.700% 3/25/26	$935,000	$934,741
Qwest Corp
6.750% 12/01/21	485,000	501,369
Sprint Communications, Inc.
9.250% 4/15/22	330,000	354,750
Telefonaktiebolaget LM Ericsson
4.125% 5/15/22	628,000	650,193
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	1,445,000	1,517,252
Verizon Communications, Inc.
1.450% 3/20/26	485,000	485,094

		4,443,399

TOTAL CORPORATE DEBT (Cost $86,462,936)		88,097,777

Municipal Obligations — 0.2%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR
1.118% FRN 4/26/27	4,491	4,499
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B,
1.300% FRN 10/25/42 (c)	400,000	398,027

TOTAL MUNICIPAL OBLIGATIONS (Cost $398,991)		402,526

Non-U.S. Government Agency Obligations — 47.6%
Auto Floor Plan Asset-Backed Securities — 0.2%
Navistar Financial Dealer Note Master Owner Trust II
Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.059% FRN 5/25/24 (a)	236,000	235,983
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 1.559% FRN 5/25/24 (a)	214,000	214,000

		449,983
Automobile Asset-Backed Securities — 8.7%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D
1.800% 12/18/25	947,000	965,472
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	1,259,000	1,289,633
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,121,995
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	238,409
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	531,785
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B
3.630% 1/19/24 (a)	180,000	182,496
Carmax Auto Owner Trust, Series 2019-4, Class D
2.800% 4/15/26	560,000	580,630
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	719,000	746,501
Carvana Auto Receivables Trust 2021-N1
Series 2021-N1, Class C, 1.300% 1/10/28	1,660,000	1,659,255
Series 2021-N1, Class D, 1.500% 1/10/28	1,243,000	1,241,952
Drive Auto Receivables Trust, Series 2019-4, Class D
2.700% 2/16/27	550,000	567,133
Exeter Automobile Receivables Trust, Series 2019-3A, Class D
3.110% 8/15/25 (a)	400,000	414,126
Hertz Fleet Lease Funding LP, Series 2019-1, Class D
3.440% 1/10/33 (a)	649,000	650,077
Hertz Vehicle Financing II LP
Series 2019-3A, Class B, 3.030% 12/26/25 (a)	410,000	409,675
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	910,000	906,254
Hertz Vehicle Financing LLC, Series 2018-3A, Class B
4.370% 7/25/24 (a)	330,000	329,936
Hertz Vehicle Financing LP, Series 2016-2A, Class C
4.990% 3/25/22 (a)	1,800,000	1,795,451
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	221,324
Tesla Auto Lease Trust, Series 2020-A, Class C
1.680% 2/20/24 (a)	456,000	460,381
Westlake Automobile Receivables Trust 2021-1, Series 2021-1A, Class D
1.230% 4/15/26 (a)	2,225,000	2,223,013

		16,535,498
Commercial Mortgage-Backed Securities — 4.5%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.456% FRN 9/15/34 (a)	130,000	129,035
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (c)	370,000	350,710
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (c)	450,000	387,339
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.606% FRN 7/15/35 (a)	500,000	496,877

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, 1 mo. USD LIBOR + 1.250% 1.356% FRN 12/15/36 (a)	$648,685	$648,078
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.706% FRN 12/15/36 (a)	765,448	764,492
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.806% FRN 11/15/35 (a)	728,000	728,000
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.906% FRN 10/15/36 (a)	297,202	297,016
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.106% FRN 10/15/36 (a)	833,293	832,513
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.256% FRN 12/15/37 (a)	545,194	545,193
Commercial Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	90,050	90,095
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.706% FRN 5/15/36 (a)	200,000	200,125
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.443% VRN 7/10/39 (a) (c)	700,000	699,879
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.906% FRN 5/15/36 (a)	251,000	250,922
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.856% FRN 3/15/38 (a)	372,000	372,595
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	250,000	253,946
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
3.927% VRN 8/05/34 (a) (c)	400,000	396,084
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.306% FRN 1/15/26 (a)	616,000	622,147
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 2.856% FRN 1/15/26 (a)	414,000	418,131

		8,483,177

Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%
0.349% FRN 10/25/34 (a)	48,061	47,694

Other Asset-Backed Securities — 20.5%
321 Henderson Receivables I LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.306% FRN 3/15/41 (a)	22,147	21,929
Series 2010-3A, Class A 3.820% 12/15/48 (a)	145,977	155,960
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	379,306	406,298
Ares LV CLO Ltd., Series 2020-55A, Class A1, 3 mo. USD LIBOR + 1.700%
1.941% FRN 4/15/31 (a)	500,000	500,938
Bain Capital Credit CLO Ltd., Series 2020-2A, Class A, 3 mo. USD LIBOR + 1.850%
2.073% FRN 7/21/31 (a)	500,000	501,293
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
1.170% FRN 7/20/29 (a)	550,000	550,001
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	84,315	84,540
Series 2019-A, Class B, 3.780% 9/26/33 (a)	238,745	240,216
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	960,000	957,077
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	224,553	227,275
Capital Automotive REIT
Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	238,426	238,821
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	596,064	633,395
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	484,000	509,596
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	264,757	265,290
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%
1.511% FRN 1/15/31 (a)	500,000	500,028
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.204% FRN 4/20/31 (a)	250,000	250,001
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	96,392	97,979
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	989,018
DB Master Finance LLC
Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	271,860	276,603
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	321,110	335,191
Diamond Resorts Owner Trust, Series 2018-1, Class A
3.700% 1/21/31 (a)	129,582	135,411
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I
4.116% 7/25/48 (a)	351,900	368,151
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	92,016	94,776
Series 2016-A, Class A, 2.730% 4/25/28 (a)	163,523	162,636
Series 2017-A, Class B, 2.960% 3/25/30 (a)	272,639	267,973
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (c)	16,721	16,706
Series 2019-A, Class C, 3.450% 1/25/34 (a)	563,586	550,643
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
1.674% FRN 4/20/31 (a)	350,000	350,067
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	61,084	61,986

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
1.178% FRN 5/15/30 (a)	$500,000	$499,735
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	2,013,343	2,010,038
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	527,138	534,629
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	262,424	267,176
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	252,103	264,501
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	228,038	245,090
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	150,497	157,272
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	149,656	155,828
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	308,435	323,448
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	273,324	299,752
Hilton Grand Vacations Trust, Series 2017-AA, Class B
2.960% 12/26/28 (a)	101,431	102,478
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	874,340	887,007
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	523,988	530,173
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	381,392	376,472
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	660,227
Kayne CLO, 3 mo. USD LIBOR + 1.400%
1.568% FRN 7/15/31 (a)	350,000	350,001
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (a)	188,440	182,338
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.324% FRN 3/15/31 (a)	250,000	250,010
KREF Ltd.
Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.208% FRN 6/15/36 (a)	795,576	795,570
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.458% FRN 6/15/36 (a)	1,150,000	1,149,277
Lendmark Funding Trust, Series 2018-1A, Class A
3.810% 12/21/26 (a)	350,000	356,429
Lunar Aircraft Ltd., Series 2020-1A, Class A
3.376% 2/15/45 (a)	167,779	164,416
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	336,392	338,392
Magnetite XXVI Ltd., Series 2020-26A, Class A, 3 mo. USD LIBOR + 1.750%
1.991% FRN 7/15/30 (a)	750,000	751,450
Marlette Funding Trust
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	30,758	30,998
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	149,002
Mosaic Solar Loans LLC, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	205,758	223,653
Mosaic Solar Loans Trust, Series 2017-1A, Class A
4.450% 6/20/42 (a)	51,908	56,572
Neuberger Berman CLO Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250%
1.491% FRN 1/15/28 (a)	600,000	599,056
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
1.542% FRN 10/18/29 (a)	1,000,000	1,000,004
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
1.584% FRN 7/25/30 (a)	250,000	250,000
NP SPE II LLC
Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	184,629	189,509
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	124,259	127,692
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	411,000	411,009
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	401,439
OneMain Financial Issuance Trust, Series 2019-2A, Class C
3.660% 10/14/36 (a)	600,000	626,263
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	113,673	112,846
Series 2019-A, Class D, 4.930% 4/09/38 (a)	444,285	442,757
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	281,000	287,264
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	585,000	594,629
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.959% FRN 2/25/23 (a)	250,000	249,701
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
1.093% FRN 5/25/35	500,000	494,694
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190%
1.414% FRN 10/20/30 (a)	1,000,000	1,000,253
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.331% FRN 1/15/30 (a)	400,000	399,617
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	455,531

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding LLC
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	$124,650	$126,546
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	281,519	285,504
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	93,029	95,796
Series 2018-1A, Class B, 4.036% 4/20/35	270,452	277,804
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	227,342	234,385
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A
3.260% 8/25/25 (a)	79,851	79,982
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	772,000	793,666
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2
1.893% 8/25/45 (a)	162,000	162,353
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	512,633	527,806
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
0.909% FRN 11/25/35 (a)	196,309	190,177
TAL Advantage VII LLC, Series 2020-1A, Class B
3.820% 9/20/45 (a)	852,750	867,284
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
1.404% FRN 10/20/31 (a)	400,000	400,017
TLF National Tax Lien Trust, Series 2017-1A, Class A
3.090% 12/15/29 (a)	29,068	29,252
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 0.836% FRN 3/15/22 (a)	610,000	609,838
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	920,000	921,173
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.294% FRN 10/20/28 (a)	915,644	916,121
Trinity Rail Leasing LP, Series 2019-1A, Class A
3.820% 4/17/49 (a)	625,108	638,916
Trip Rail Master Funding LLC
Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	21,308	21,322
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	668,991	673,239
Vantage Data Centers LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	675,231
VSE VOI Mortgage LLC, Series 2018-A, Class C
4.020% 2/20/36 (a)	133,097	136,153
Welk Resorts LLC
Series 2015-AA, Class A, 2.790% 6/16/31 (a)	27,533	27,533
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	94,788	93,654
Westgate Resorts LLC
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	61,629	62,205
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	148,543	150,647
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	218,849	217,619

		38,718,219

Student Loans Asset-Backed Securities — 6.6%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.609% FRN 7/25/58 (a)	140,000	128,030
College Ave Student Loans 2021-A LLC, Series 2021-A, Class B
2.320% 7/25/51 (a)	1,091,000	1,079,127
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.309% FRN 12/26/47 (a)	390,287	392,619
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 1.759% FRN 11/26/46 (a)	304,501	309,310
Series 2017-A, Class B, 4.500% 11/26/46 (a)	700,000	740,460
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.731% FRN 1/15/37	155,356	139,199
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	31,054	30,348
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	35,466	35,033
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	18,192	17,781
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	65,114	66,787
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	51,661	51,807
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%
2.159% FRN 2/26/35 (a)	40,783	38,723
ECMC Group Student Loan Trust, Series 2018-2A, Class A, 1 mo. USD LIBOR + .800%
0.909% FRN 9/25/68 (a)	384,460	385,244
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	282,314	278,787
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	145,609	148,937
Higher Education Funding I, Series 2004-1, Class B1,
1.796% FRN 1/01/44 (a) (c)	950,000	846,888
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	251,584
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	172,101	160,558
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	189,940

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	$2,200,000	$2,255,292
Nelnet Private Education Loan Trust
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.859% FRN 12/26/40 (a)	72,194	72,492
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	51,986	52,232
Nelnet Student Loan Trust
Series 2007-2A, Class A4A2, 1.497% FRN 6/25/35 (a) (c)	600,000	593,869
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 10/25/47 (a)	270,000	270,611
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.609% FRN 6/25/54 (a)	130,000	130,358
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
0.398% FRN 2/15/45	282,236	263,072
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	1,396	861,441
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.418% FRN 1/27/42	848,319	772,154
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.428% FRN 10/25/40	340,287	314,082
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.508% FRN 1/25/44	460,892	424,733
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.518% FRN 7/25/25	71,246	70,871
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.518% FRN 1/25/41	347,182	324,362
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.528% FRN 1/25/55	136,725	127,938
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 0.856% FRN 11/15/35 (a)	405,823	402,816
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.206% FRN 9/15/34 (a)	147,286	148,600
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.256% FRN 5/15/26 (a)	68,543	68,619
SoFi Professional Loan Program LLC
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.059% FRN 1/25/39 (a)	22,881	22,972
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.309% FRN 6/25/33 (a)	41,446	41,688

		12,509,364

Whole Loan Collateral Collateralized Mortgage Obligations — 7.1%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (c)	341,581	342,253
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (c)	307,883	310,703
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (c)	179,690	181,478
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (c)	800,000	807,720
Angel Oak Mortgage Trust 2021-1, Series 2021-1, Class M1,
2.215% VRN 1/25/66 (a) (c)	314,000	316,243
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.074% VRN 8/25/34 (c)	3,025	2,982
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (c)	319,255	323,254
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.068% FRN 8/25/49 (a)	837,680	839,246
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (c)	339,082	344,509
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (c)	391,000	398,063
Credit Suisse Mortgage Trust Series 21-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (c) (d)	1,100,000	1,099,985
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, 1.128% VRN 5/25/65 (a) (c)	473,586	471,113
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (c)	550,000	554,901
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (a) (c)	335,469	337,419
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (c)	16,088	16,109
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (c)	76,460	76,952
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (c)	26,902	26,952
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (c)	196,147	205,495
OBX 2021-NQM1 Trust, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (c)	333,000	333,000
Onslow Bay Financial LLC, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (c)	425,428	425,575
Sequoia Mortgage Trust
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (c)	46,891	46,999
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (c)	35,073	35,175
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (c)	67,500	67,722
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (c)	11,664	11,669
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (c)	358,746	361,829
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	1,740,000	1,740,578
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (c)	532,984	542,615
Verus Securitization Trust
Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (c)	1,034,000	1,062,751
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (c)	430,000	435,140
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	813,605	830,060
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (c)	265,000	272,492
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (c)	548,000	568,272

		13,389,254

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $89,229,066)		90,133,189

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities — 1.8%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% 5/01/34	$2,554	$2,650
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	22	22
Pool #352022 7.000% 11/15/23	355	374
Pool #491089 7.000% 12/15/28	1,109	1,208
Pool #500928 7.000% 5/15/29	545	627
Pool #499410 7.000% 7/15/29	202	233
Pool #510083 7.000% 7/15/29	136	156
Pool #493723 7.000% 8/15/29	405	467
Pool #581417 7.000% 7/15/32	798	910
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.125% FRN 11/20/25	429	436
Pool #080136 1 year CMT + 1.500% 2.125% FRN 11/20/27	97	99

		7,182
Whole Loans — 1.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, SOFR30A + 2.300% 2.317% FRN 8/25/33 (a)	955,000	955,383
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.817% FRN 10/25/50 (a)	566,000	569,633
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.109% FRN 6/25/50 (a)	1,183,021	1,186,996
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.259% FRN 9/25/31 (a)	279,450	280,075
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.409% FRN 8/25/31 (a)	360,744	360,981

		3,353,068

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,354,826)		3,360,250

U.S. Treasury Obligations — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Note
8.000% 11/15/21 (e)	1,220,000	1,280,118

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,395,661)		1,280,118

TOTAL BONDS & NOTES (Cost $180,841,480)		183,273,860

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $147,532)		138,323

TOTAL LONG-TERM INVESTMENTS (Cost $180,989,012)		183,412,183

Short-Term Investments — 2.0%
Commercial Paper — 1.6%
E.I. du Point Nemours & Co.
0.233% 5/17/21 (a)	1,000,000	999,728
Entergy Corp.
0.233% 5/18/21 (a)	2,000,000	1,999,355

		2,999,083

Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (f)	800,049	800,049

TOTAL SHORT-TERM INVESTMENTS (Cost $3,799,155)		3,799,132

TOTAL INVESTMENTS — 99.0% (Cost $184,788,167) (g)		187,211,315

Other Assets/(Liabilities) — 1.0%		1,843,567

NET ASSETS — 100.0%		$189,054,882

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $121,587,614 or 64.31% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2021.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $1,099,985 or 0.58% of net assets.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $800,049. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $816,102.
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,080,000	$138,323	$147,532	$(9,209)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	6/21/21	152	$20,418,361	$(515,861)

Short
U.S. Treasury Ultra 10 Year	6/21/21	54	$(8,036,970)	$277,845
U.S. Treasury Note 2 Year	6/30/21	123	(27,167,671)	18,304
U.S. Treasury Note 5 Year	6/30/21	603	(75,270,655)	861,397
90 Day Eurodollar	9/13/21	3	(731,728)	(16,847)
90 Day Eurodollar	3/14/22	3	(731,503)	(16,735)
90 Day Eurodollar	9/19/22	3	(731,203)	(16,022)
90 Day Eurodollar	3/13/23	2	(487,168)	(9,807)
90 Day Eurodollar	12/18/23	3	(730,078)	(10,885)
90 Day Eurodollar	12/16/24	7	(1,701,414)	(15,861)
				$1,071,389

Currency Legend
USD	U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 99.6%

Common Stock — 99.6%
Basic Materials — 2.8%
Chemicals — 0.5%
Diversey Holdings Ltd. (a)	49,541	$728,748
Mining — 2.3%
Compass Minerals International, Inc.	23,834	1,494,869
Kaiser Aluminum Corp.	15,628	1,726,894

		3,221,763

		3,950,511
Communications — 2.8%
Internet — 2.3%
Overstock.com, Inc. (a)	23,599	1,563,670
Q2 Holdings, Inc. (a) (b)	17,286	1,732,057

		3,295,727

Telecommunications — 0.5%
EchoStar Corp. Class A (a)	29,820	715,680

		4,011,407

Consumer, Cyclical — 13.4%
Apparel — 0.5%
Carter's, Inc.	7,582	674,267
Auto Parts & Equipment — 3.1%
Allison Transmission Holdings, Inc.	18,943	773,443
Dorman Products, Inc. (a)	17,157	1,760,995
Visteon Corp. (a)	16,114	1,965,102

		4,499,540

Entertainment — 0.7%
Cedar Fair LP (c)	20,706	1,028,674

Retail — 9.1%
AutoNation, Inc. (a)	34,502	3,216,276
BJ's Wholesale Club Holdings, Inc. (a)	43,867	1,967,874
Denny's Corp. (a)	88,605	1,604,637
Foot Locker, Inc.	16,052	902,925
Jack in the Box, Inc.	16,632	1,825,861
Suburban Propane Partners LP (c)	100,014	1,482,207
Texas Roadhouse, Inc.	20,981	2,012,917

		13,012,697

		19,215,178
Consumer, Non-cyclical — 25.1%
Biotechnology — 4.0%
ADC Therapeutics SA (a) (b)	10,597	258,673
Avid Bioservices, Inc. (a)	25,960	473,251
Axsome Therapeutics, Inc. (a) (b)	5,655	320,186
Emergent BioSolutions, Inc. (a)	20,452	1,900,195
NeoGenomics, Inc. (a)	27,525	1,327,531
Twist Bioscience Corp. (a)	8,653	1,071,760
Zai Lab Ltd. ADR (a)	3,297	439,919

		5,791,515

Commercial Services — 6.2%
ASGN, Inc. (a)	32,632	3,114,398
Korn Ferry	49,173	3,066,920
Monro, Inc.	33,113	2,178,835
Paya Holdings, Inc. Class A (a)	52,905	579,839

		8,939,992

Food — 2.4%
BellRing Brands, Inc. Class A (a)	64,625	1,525,796
The Simply Good Foods Co. (a)	64,332	1,956,980

		3,482,776

Health Care – Products — 6.1%
Adaptive Biotechnologies Corp. (a)	13,690	551,159
AtriCure, Inc. (a)	25,355	1,661,260
BioLife Solutions, Inc. (a)	18,768	675,648
Inspire Medical Systems, Inc. (a)	8,708	1,802,469
iRhythm Technologies, Inc. (a)	4,971	690,273
OraSure Technologies, Inc. (a) (b)	59,619	695,754
Repligen Corp. (a)	4,881	948,915
Tandem Diabetes Care, Inc. (a)	18,640	1,644,980

		8,670,458

Health Care – Services — 4.6%
Addus HomeCare Corp. (a)	17,660	1,847,059
LHC Group, Inc. (a)	11,150	2,131,991
Ortho Clinical Diagnostics Holdings PLC Class H (a)	35,717	689,160
Tenet Healthcare Corp. (a)	35,754	1,859,208

		6,527,418

Household Products & Wares — 1.3%
Acco Brands Corp.	226,316	1,910,107

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 0.5%
Collegium Pharmaceutical, Inc. (a)	31,113	$737,378

		36,059,644

Energy — 1.5%
Oil & Gas — 1.0%
CNX Resources Corp. (a)	95,304	1,400,969

Pipelines — 0.5%
Noble Midstream Partners LP (c)	49,742	721,259

		2,122,228

Financial — 19.4%
Banks — 5.6%
The Bank of NT Butterfield & Son Ltd.	46,028	1,759,190
BankUnited, Inc.	40,946	1,799,577
Cathay General Bancorp	34,018	1,387,254
Heritage Financial Corp. (b)	41,236	1,164,505
Signature Bank	5,354	1,210,539
Silvergate Capital Corp. Class A (a)	5,055	718,669

		8,039,734

Diversified Financial Services — 3.7%
Federated Hermes, Inc.	39,874	1,248,056
Focus Financial Partners, Inc. Class A (a)	40,411	1,681,906
Stifel Financial Corp.	37,579	2,407,311

		5,337,273

Real Estate Investment Trusts (REITS) — 4.3%
DiamondRock Hospitality Co. (a)	136,033	1,401,140
EPR Properties	27,814	1,295,854
Four Corners Property Trust, Inc.	72,665	1,991,021
National Storage Affiliates Trust	36,058	1,439,796

		6,127,811

Savings & Loans — 5.8%
Berkshire Hills Bancorp, Inc.	34,969	780,508
OceanFirst Financial Corp.	50,095	1,199,274
Pacific Premier Bancorp, Inc.	42,622	1,851,500
Sterling Bancorp	79,699	1,834,671
WSFS Financial Corp.	54,646	2,720,825

		8,386,778

		27,891,596

Industrial — 17.5%
Building Materials — 2.2%
Masonite International Corp. (a)	13,980	1,611,055
Summit Materials, Inc. Class A (a)	57,728	1,617,539

		3,228,594

Electrical Components & Equipment — 1.9%
Energizer Holdings, Inc.	28,743	1,364,143
EnerSys	14,498	1,316,418

		2,680,561

Electronics — 1.6%
Atkore ,Inc. (a)	31,377	2,256,006

Engineering & Construction — 3.5%
Comfort Systems USA, Inc.	12,315	920,793
KBR, Inc.	57,381	2,202,857
TopBuild Corp. (a)	9,050	1,895,341

		5,018,991

Environmental Controls — 0.4%
US Ecology, Inc. (a)	15,372	640,090

Machinery – Diversified — 1.4%
Chart Industries, Inc. (a)	8,587	1,222,359
Curtiss-Wright Corp.	6,498	770,663

		1,993,022

Metal Fabricate & Hardware — 3.0%
Rexnord Corp.	66,689	3,140,385
Valmont Industries, Inc.	4,926	1,170,763

		4,311,148

Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	18,912	1,612,626

Packaging & Containers — 0.8%
Silgan Holdings, Inc.	25,747	1,082,146

Transportation — 1.6%
CryoPort, Inc. (a) (b)	25,841	1,343,990
Hub Group, Inc. Class A (a)	13,713	922,611

		2,266,601

		25,089,785

Technology — 12.5%
Computers — 2.5%
CACI International, Inc. Class A (a)	7,130	1,758,686
Perspecta, Inc.	63,086	1,832,648

		3,591,334

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 4.6%
Allegro MicroSystems, Inc. (a)	29,240	$741,234
Brooks Automation, Inc.	26,901	2,196,467
MKS Instruments, Inc.	10,593	1,964,154
Semtech Corp. (a)	24,184	1,668,696

		6,570,551

Software — 5.4%
1Life Healthcare, Inc. (a)	23,233	907,946
Bottomline Technologies de, Inc. (a)	37,421	1,693,300
Envestnet, Inc. (a)	11,645	841,118
Everbridge, Inc. (a)	5,060	613,171
j2 Global, Inc. (a)	25,240	3,025,266
Olo, Inc. Class A (a)	24,744	652,994

		7,733,795

		17,895,680

Utilities — 4.6%
Electric — 2.6%
Avista Corp.	44,544	2,126,976
Evoqua Water Technologies Corp. (a)	62,701	1,649,036

		3,776,012

Gas — 2.0%
National Fuel Gas Co.	38,611	1,930,164
Northwest Natural Holding Co.	17,230	929,559

		2,859,723

		6,635,735

TOTAL COMMON STOCK (Cost $93,484,604)		142,871,764

TOTAL EQUITIES (Cost $93,484,604)		142,871,764

Mutual Funds — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (d)	214,577	214,577

TOTAL MUTUAL FUNDS (Cost $214,577)		214,577

TOTAL LONG-TERM INVESTMENTS (Cost $93,699,181)		143,086,341

	Principal Amount
Short-Term Investments — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (e)	$847,426	847,426

TOTAL SHORT-TERM INVESTMENTS (Cost $847,426)		847,426

TOTAL INVESTMENTS — 100.4% (Cost $94,546,607) (f)		143,933,767

Other Assets/(Liabilities) — (0.4)%		(529,957)

NET ASSETS — 100.0%		$143,403,810

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $3,300,955 or 2.30% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,159,396 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $847,426. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $864,441.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Special Situations Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 100.0%
Common Stock — 100.0%

Basic Materials — 8.0%
Chemicals — 7.2%
Dow, Inc.	41,295	$2,640,401
Ingevity Corp. (a)	2,250	169,943

		2,810,344

Mining — 0.8%
Alcoa Corp. (a)	10,338	335,882

		3,146,226

Communications — 26.9%
Internet — 25.8%
Airbnb, Inc. Class A (a)	4,080	766,795
Bumble, Inc. (a)	2,817	175,724
Chewy, Inc. Class A (a) (b)	4,219	357,392
DoorDash, Inc., Class A (a)	1,907	250,065
Lyft, Inc. Class A (a)	14,185	896,208
Pinterest, Inc. Class A (a)	29,501	2,183,959
Snap, Inc. Class A (a)	51,379	2,686,608
Uber Technologies, Inc. (a)	51,313	2,797,072

		10,113,823

Media — 1.1%
Altice USA, Inc. Class A (a)	13,517	439,708

		10,553,531

Consumer, Cyclical — 7.2%
Apparel — 0.3%
Kontoor Brands, Inc.	2,611	126,712

Auto Parts & Equipment — 0.9%
Adient PLC (a)	5,220	230,724
Veoneer, Inc. (a) (b)	5,205	127,418

		358,142

Distribution & Wholesale — 1.6%
IAA, Inc. (a)	7,450	410,793
Resideo Technologies, Inc. (a)	7,945	224,446

		635,239

Entertainment — 2.8%
Madison Square Garden Entertainment Corp. (a)	980	80,164
Penn National Gaming, Inc. (a)	8,234	863,253
Warner Music Group Corp. Class A	4,936	169,453

		1,112,870

Lodging — 1.4%
Hilton Grand Vacations, Inc. (a)	4,731	177,365
Wyndham Hotels & Resorts, Inc.	5,157	359,856

		537,221

Retail — 0.2%
Petco Health & Wellness Co., Inc. (a)	2,765	61,272

		2,831,456

Consumer, Non-cyclical — 14.9%
Biotechnology — 5.8%
Corteva, Inc.	41,227	1,922,003
Maravai LifeSciences Holdings, Inc. (a)	3,541	126,201
Royalty Pharma PLC Class A (b)	4,740	206,759

		2,254,963

Commercial Services — 0.4%
Affirm Holdings, Inc. (a)	1,801	127,366
Driven Brands Holdings, Inc. (a)	1,766	44,892

		172,258

Food — 2.8%
Lamb Weston Holdings, Inc.	8,106	628,053
US Foods Holding Corp. (a)	12,245	466,779

		1,094,832

Health Care – Products — 2.2%
Avantor, Inc. (a)	28,630	828,266
Varex Imaging Corp. (a)	2,176	44,586

		872,852

Health Care – Services — 1.1%
Ortho Clinical Diagnostics Holdings PLC Class H (a)	4,416	85,207
PPD, Inc. (a)	6,028	228,100
Sotera Health Co. (a)	3,995	99,715

		413,022

Household Products & Wares — 0.2%
Reynolds Consumer Products, Inc.	3,026	90,114

Pharmaceuticals — 2.4%
Covetrus, Inc. (a)	5,520	165,434
Elanco Animal Health, Inc. (a)	26,152	770,177

		935,611

		5,833,652

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 1.9%
Energy – Alternate Sources — 0.8%
Array Technologies, Inc. (a)	6,049	$180,381
Shoals Technologies Group, Inc. Class A (a)	4,413	153,484

		333,865

Oil & Gas Services — 0.6%
ChampionX Corp. (a)	10,348	224,862

Pipelines — 0.5%
Equitrans Midstream Corp.	22,641	184,751

		743,478

Financial — 11.8%
Diversified Financial Services — 1.5%
Rocket Cos., Inc. Class A (b)	6,404	147,868
Tradeweb Markets, Inc. Class A	5,630	416,620

		564,488

Insurance — 3.3%
Athene Holding Ltd. Class A (a)	6,892	347,357
Brighthouse Financial, Inc. (a)	4,850	214,612
Equitable Holdings, Inc.	21,711	708,213

		1,270,182

Real Estate — 0.2%
Newmark Group, Inc. Class A	8,997	90,015

Real Estate Investment Trusts (REITS) — 6.8%
Apartment Income REIT Corp.	8,240	352,342
Invitation Homes, Inc.	31,417	1,005,030
JBG SMITH Properties	6,136	195,064
Park Hotels & Resorts, Inc.	13,121	283,151
VICI Properties, Inc. (b)	29,724	839,406

		2,674,993

		4,599,678

Industrial — 15.4%
Building Materials — 5.6%
The AZEK Co., Inc (a)	6,957	292,542
Carrier Global Corp.	45,270	1,911,299

		2,203,841

Electronics — 4.8%
Fortive Corp.	18,730	1,323,087
nVent Electric PLC	9,335	260,540
Vontier Corp. (a)	9,356	283,206

		1,866,833

Engineering & Construction — 1.1%
Arcosa, Inc.	2,674	174,051
frontdoor, Inc. (a)	4,747	255,151

		429,202

Machinery – Diversified — 3.9%
Otis Worldwide Corp.	22,584	1,545,875

		6,045,751

Technology — 13.9%
Computers — 0.6%
Perspecta, Inc.	7,600	220,780

Software — 13.3%
Avaya Holdings Corp. (a)	4,191	117,474
C3.ai, Inc. (a) (b)	919	60,571
Concentrix Corp. (a)	2,308	345,554
Dropbox, Inc. Class A (a)	16,407	437,410
Oscar Health, Inc. (a)	2,052	55,158
Playtika Holding Corp. (a)	3,865	105,167
Qualtrics International Inc (a)	3,125	102,844
ROBLOX Corp. (a)	2,190	141,978
Snowflake, Inc. Class A (a)	3,292	754,790
Zoom Video Communications, Inc. Class A (a)	8,808	2,829,922
ZoomInfo Technologies, Inc. Class A (a) (b)	5,186	253,595

		5,204,463

		5,425,243

TOTAL COMMON STOCK (Cost $32,697,116)		39,179,015

TOTAL EQUITIES (Cost $32,697,116)		39,179,015

Mutual Funds — 1.4%
Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)	551,154	551,154

TOTAL MUTUAL FUNDS (Cost $551,154)		551,154

TOTAL LONG-TERM INVESTMENTS (Cost $33,248,270)		39,730,169

TOTAL INVESTMENTS — 101.4% (Cost $33,248,270) (d)		39,730,169

Other Assets/(Liabilities) — (1.4)%		(551,114)

NET ASSETS — 100.0%		$39,179,055

MML Special Situations Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $1,725,929 or 4.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,210,795 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

March 31, 2021 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 94.7%

Bermuda — 1.1%
Credicorp Ltd.	4,845	$661,681
Jardine Strategic Holdings Ltd. (a)	15,289	505,937

		1,167,618

Brazil — 3.6%
Ambev SA	179,913	488,727
B3 SA - Brasil Bolsa Balcao	90,953	882,601
Vale SA Sponsored ADR	144,298	2,507,899

		3,879,227

Cayman Islands — 26.8%
Alibaba Group Holding Ltd. (b)	1,000	28,298
Alibaba Group Holding Ltd. Sponsored ADR (b)	13,395	3,037,048
Baidu, Inc. Sponsored ADR (b)	1,308	284,555
BeiGene Ltd. (b)	3,507	1,220,716
Blue Moon Group Holdings Ltd. (b) (c)	121,432	174,637
Budweiser Brewing Co. APAC Ltd. (c)	224,000	669,472
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	40,000	191,892
Huazhu Group Ltd. ADR (a) (b)	69,494	3,815,221
Innovent Biologics, Inc. (b) (c)	47,000	479,810
JD.com, Inc. ADR (b)	10,403	877,285
Kuaishou Technology (b) (c)	30,500	1,059,287
Meituan Class B (b) (c)	41,700	1,606,462
NetEase, Inc. ADR	11,680	1,206,077
New Horizon Health Ltd. (b) (c)	24,000	179,365
New Oriental Education & Technology Group, Inc. Sponsored ADR (b)	75,554	1,057,756
OneConnect Financial Technology Co. Ltd. (b)	36,016	532,316
Pagseguro Digital Ltd. Class A (b)	8,040	372,252
Pinduoduo, Inc. ADR (b)	7,622	1,020,433
TAL Education Group Sponsored ADR (b)	3,231	173,989
Tencent Holdings Ltd.	90,509	7,135,456
Tencent Music Entertainment Group ADR (b)	10,508	215,309
Wuxi Biologics Cayman, Inc. (b) (c)	117,500	1,482,147
ZTO Express Cayman, Inc. (b)	4,937	140,348
ZTO Express Cayman, Inc. ADR	73,787	2,150,891

		29,111,022

Chile — 0.9%
Falabella SA	210,511	956,078

China — 4.0%
Contemporary Amperex Technology Co. Ltd. Class A	2,300	113,668
Gree Electric Appliances, Inc. of Zhuhai Class A	45,100	431,573
Jiangsu Hengrui Medicine Co. Ltd. Class A	87,987	1,239,174
Ping An Insurance Group Co. of China Ltd. Class A	197,462	2,375,137
Remegen Co. Ltd. (b) (c)	11,159	139,300

		4,298,852

Colombia — 0.3%
Grupo Aval Acciones y Valores SA (a)	61,175	380,509

Egypt — 0.6%
Commercial International Bank Egypt SAE	179,534	662,508

France — 5.0%
Kering SA	6,090	4,204,912
LVMH Moet Hennessy Louis Vuitton SE	72	47,980
Pernod Ricard SA	6,366	1,195,036

		5,447,928

Hong Kong — 3.7%
AIA Group Ltd.	333,400	4,055,978

India — 14.1%
Godrej Properties Ltd. (b)	14,057	270,597
Havells India Ltd.	7,132	102,994
HDFC Bank Ltd. (b)	28,894	588,315
Housing Development Finance Corp. Ltd.	153,663	5,282,149
Infosys Ltd.	75,383	1,413,221
Kotak Mahindra Bank Ltd. (b)	146,881	3,536,583
Oberoi Realty Ltd. (b)	56,994	453,212
Tata Consultancy Services Ltd.	64,358	2,798,971
Zee Entertainment Enterprises Ltd.	315,798	877,105

		15,323,147

Indonesia — 1.0%
Bank Central Asia Tbk PT	339,100	726,766
Bank Rakyat Indonesia Persero Tbk PT	179,100	54,350
Indocement Tunggal Prakarsa Tbk PT	233,997	197,575
Semen Indonesia Persero Tbk PT	205,600	147,950

		1,126,641

Italy — 1.5%
Moncler SpA (b)	2,960	170,033
PRADA SpA (b)	235,000	1,469,347

		1,639,380

Luxembourg — 0.2%
InPost SA (b)	12,339	202,085
Mexico — 5.8%
Alsea SAB de CV (b)	162,774	240,663
Fomento Economico Mexicano SAB de CV	210,318	1,584,626
Fomento Economico Mexicano SAB de CV Sponsored ADR	4,791	360,906
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	27,159	482,337
Grupo Mexico SAB de CV Series B	502,867	2,650,696
Wal-Mart de Mexico SAB de CV	328,444	1,037,259

		6,356,487

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 2.9%
Yandex NV Class A (b)	49,301	$3,158,222

Philippines — 2.2%
Ayala Land, Inc.	1,052,300	744,683
SM Investments Corp.	61,830	1,223,859
SM Prime Holdings, Inc.	545,012	393,150

		2,361,692

Republic of Korea — 2.0%
Samsung Biologics Co. Ltd. (b) (c)	2,350	1,557,921
Samsung Electronics Co. Ltd.	9,035	652,608

		2,210,529

Russia — 4.8%
Novatek PJSC Sponsored GDR Registered (c)	104	20,540
Novatek PJSC Sponsored GDR Registered (c)	21,085	4,166,336
Polyus PJSC (b)	2,934	540,856
Polyus PJSC GDR (c) (d)	2,690	247,615
Polyus PJSC GDR (c) (d)	194	17,858
Sberbank of Russia PJSC	58,631	225,553

		5,218,758

South Africa — 0.6%
FirstRand Ltd. (a)	184,563	645,019

Switzerland — 1.8%
Cie Financiere Richemont SA Registered	20,047	1,925,029

Taiwan — 7.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	405,000	8,421,333

Turkey — 0.3%
Akbank TAS	524,278	297,362

United Kingdom — 0.4%
Prudential PLC	19,913	422,146

United States — 3.3%
Yum China Holdings, Inc.	59,922	3,547,982

TOTAL COMMON STOCK (Cost $79,752,454)		102,815,532

Preferred Stock — 3.7%
Brazil — 1.7%
Banco Bradesco SA 3.340%	129,100	614,003
Lojas Americanas SA 0.640%	304,422	1,209,327

		1,823,330

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	13,093

Singapore — 2.0%
Grab Holdings, Inc. (Acquired 6/18/19, Cost $2,160,355) (b) (d) (e) (f)	350,542	2,160,355

TOTAL PREFERRED STOCK (Cost $4,377,540)		3,996,778

TOTAL EQUITIES (Cost $84,129,994)		106,812,310

Mutual Funds — 0.3%

United States — 0.3%
State Street Navigator Securities Lending Prime Portfolio (g)	383,585	383,585

TOTAL MUTUAL FUNDS (Cost $383,585)		383,585

Warrants — 0.0%

Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (b)	48,648	18,529

TOTAL WARRANTS (Cost $0)		18,529

TOTAL LONG-TERM INVESTMENTS (Cost $84,513,579)		107,214,424

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/21, 0.000%, due 4/01/21 (h)	$302,018	$302,018

TOTAL SHORT-TERM INVESTMENTS (Cost $302,018)		302,018

TOTAL INVESTMENTS — 99.0% (Cost $84,815,597) (i)		107,516,442

Other Assets/(Liabilities) — 1.0%		1,089,371

NET ASSETS — 100.0%		$108,605,813

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2021, was $4,236,463 or 3.90% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,984,298 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2021, the aggregate market value of these securities amounted to $11,992,642 or 11.04% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2021, these securities amounted to a value of $2,425,828 or 2.23% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2021, these securities amounted to a value of $2,160,355 or 1.99% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $302,018. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 12/31/24, and an aggregate market value, including accrued interest, of $308,070.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund (“Equity Fund”)

MML Equity Momentum Fund ("Equity Momentum Fund")

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Special Situations Fund ("Special Situations Fund")

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

2.	Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund, Equity Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2021. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2021, for the remaining Funds' investments:

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (less Unfunded Loan Commitments)	$—	$11,868,591	$—	$11,868,591
Corporate Debt	—	76,371,983	—	76,371,983
Municipal Obligations	—	460,152	—	460,152
Non-U.S. Government Agency Obligations	—	84,810,108	—	84,810,108
Sovereign Debt Obligations	—	7,413,026	—	7,413,026
U.S. Government Agency Obligations and Instrumentalities	—	46,833,043	—	46,833,043
U.S. Treasury Obligations	—	72,481,482	—	72,481,482
Short-Term Investments	—	9,362,923	—	9,362,923
Unfunded Loan Commitments**	—	217	—	217
Total Investments	$—	$309,601,525	$—	$309,601,525

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$856,789,518	$839,557	*	$—	$857,629,075
Preferred Stock	1,145,447	—		—	1,145,447
Mutual Funds	8,207,886	—		—	8,207,886
Short-Term Investments	318,297	2,106,874		—	2,425,171
Total Investments	$866,461,148	$2,946,431		$—	$869,407,579

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$861,553	$—	+	$155,869	$1,017,422
Bank Loans	—	12,304,493		—	12,304,493
Corporate Debt	—	79,755,874		—	79,755,874
Short-Term Investments	—	2,711,288		—	2,711,288
Total Investments	$861,553	$94,771,655		$155,869	$95,789,077

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$1,502,631	$—	$1,502,631
Municipal Obligations	—	10,655	—	10,655
Non-U.S. Government Agency Obligations	—	181,723,635	—	181,723,635
U.S. Government Agency Obligations and Instrumentalities	—	30,575,971	—	30,575,971
U.S. Treasury Obligations	—	74,627,753	—	74,627,753
Purchased Options	—	1,816,671	—	1,816,671
Short-Term Investments	—	48,346,832	—	48,346,832
Total Investments	$—	$338,604,148	$—	$338,604,148
Asset Derivatives
Futures Contracts	$111,794	$—	$—	$111,794
Swap Agreements	—	620,488	—	620,488
Total	$111,794	$620,488	$—	$732,282
Liability Derivatives
Futures Contracts	$(206,142)	$—	$—	$(206,142)
Swap Agreements	—	(2,002,261)	—	(2,002,261)
Total	$(206,142)	$(2,002,261)	$—	$(2,208,403)

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$375,316,081	$—	$375,316,081
Municipal Obligations	—	2,353,962	—	2,353,962
Non-U.S. Government Agency Obligations	—	324,061,007	—	324,061,007
Sovereign Debt Obligations	—	8,222,502	—	8,222,502
U.S. Government Agency Obligations and Instrumentalities	—	209,764,886	—	209,764,886
U.S. Treasury Obligations	—	49,208,450	—	49,208,450
Purchased Options	—	3,002,961	—	3,002,961
Short-Term Investments	—	135,416,534	—	135,416,534
Total Investments	$—	$1,107,346,383	$—	$1,107,346,383
Asset Derivatives
Futures Contracts	$351,925	$—	$—	$351,925
Liability Derivatives
Futures Contracts	$(3,370,381)	$—	$—	$(3,370,381)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$88,097,777	$—	$88,097,777
Municipal Obligations	—	402,526	—	402,526
Non-U.S. Government Agency Obligations	—	90,133,189	—	90,133,189
U.S. Government Agency Obligations and Instrumentalities	—	3,360,250	—	3,360,250
U.S. Treasury Obligations	—	1,280,118	—	1,280,118
Purchased Options	—	138,323	—	138,323
Short-Term Investments	—	3,799,132	—	3,799,132
Total Investments	$—	$187,211,315	$—	$187,211,315
Asset Derivatives
Futures Contracts	$1,157,546	$—	$—	$1,157,546
Liability Derivatives
Futures Contracts	$(602,018)	$—	$—	$(602,018)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Bermuda	$661,681	$505,937	$—	$1,167,618
Brazil	3,879,227	—	—	3,879,227
Cayman Islands	17,202,500	11,908,522	—	29,111,022
Chile	956,078	—	—	956,078
China	—	4,298,852	—	4,298,852
Colombia	380,509	—	—	380,509
Egypt	—	662,508	—	662,508
France	—	5,447,928	—	5,447,928
Hong Kong	—	4,055,978	—	4,055,978
India	—	15,323,147	—	15,323,147
Indonesia	—	1,126,641	—	1,126,641
Italy	—	1,639,380	—	1,639,380
Luxembourg	—	202,085	—	202,085
Mexico	6,356,487	—	—	6,356,487
Netherlands	3,158,222	—	—	3,158,222
Philippines	—	2,361,692	—	2,361,692
Republic of Korea	—	2,210,529	—	2,210,529
Russia	20,540	5,198,218	—	5,218,758
South Africa	—	645,019	—	645,019
Switzerland	—	1,925,029	—	1,925,029
Taiwan	—	8,421,333	—	8,421,333
Turkey	—	297,362	—	297,362
United Kingdom	—	422,146	—	422,146
United States	3,547,982	—	—	3,547,982
Preferred Stock
Brazil	1,823,330	—	—	1,823,330
India	13,093	—	—	13,093
Singapore	—	—	2,160,355	2,160,355
Mutual Funds	383,585	—	—	383,585
Warrants	18,529	—	—	18,529
Short-Term Investments	—	302,018	—	302,018
Total Investments	$38,401,763	$66,954,324	$2,160,355	$107,516,442

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2021.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's (“SEC”) EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2021, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$783,302,122	$48,882,376	$(9,064,759)	$39,817,617
Dynamic Bond Fund	311,137,434	8,747,882	(10,283,791)	(1,535,909)
Equity Fund	633,632,905	236,852,961	(1,078,287)	235,774,674
Equity Momentum Fund	38,763,600	2,019,201	(444,746)	1,574,455
Equity Rotation Fund	42,217,981	4,644,021	(1,183,264)	3,460,757
High Yield Fund	93,254,054	5,089,662	(2,554,639)	2,535,023
Inflation-Protected and Income Fund	337,234,321	3,072,546	(1,702,719)	1,369,827
Managed Bond Fund	1,089,890,065	30,002,047	(12,545,729)	17,456,318
Short-Duration Bond Fund	184,788,167	3,579,980	(1,156,832)	2,423,148
Small Cap Equity Fund	94,546,607	52,457,651	(3,070,491)	49,387,160
Special Situations Fund	33,248,270	7,537,212	(1,055,313)	6,481,899
Strategic Emerging Markets Fund	84,815,597	26,025,015	(3,324,170)	22,700,845

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 will have a material impact on the financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund are approximately $207,400 and $93,500, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds' net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.